                                                                   June 30, 2002

                               STATE FARM VARIABLE
                                  PRODUCT TRUST

                               SEMI-ANNUAL REPORT


                     STATE FARM LARGE CAP EQUITY INDEX FUND
                     STATE FARM SMALL CAP EQUITY INDEX FUND
                     STATE FARM INTERNATIONAL EQUITY INDEX FUND
                     STATE FARM STOCK AND BOND BALANCED FUND
                     STATE FARM BOND FUND
                     STATE FARM MONEY MARKET FUND

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----------------------------------
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----------------------------------

Variable Deferred Annuity (VA) policy series 97040 & 97090 in all states except MT, NY, WI; 97090 in MT; A97040 & A97090 in NY, WI.
Variable Universal Life (VUL) policy series 97035, and also 97036 in TX, except MT, NY, WI; 97085 in MT; A97035 in NY & WI.

Message from Susan D. Waring

The downward trend of the securities markets that began in 2000 has continued for the past six months. Despite attempts to revive a flagging economy, stock prices have continued to slip in response to corporate accounting scandals and international troubles. Last year's reduction of interest rates has helped the bond markets to a certain extent, but economic recovery has remained elusive.

Our results within the last year have mirrored those of the various market indicators. Bond accounts have provided modest returns while our stock accounts have posted declines. Short-term difficulties aside, we are optimistic about the potential of both stocks and bonds for the future.

                               Table of Contents

The Economy and Markets ........................................................     3

Portfolio of Investments

    Large Cap Equity Index Fund ................................................    10

    Small Cap Equity Index Fund ................................................    16

    International Equity Index Fund ............................................    35

    Stock and Bond Balanced Fund ...............................................    44

    Bond Fund ..................................................................    45

    Money Market Fund ..........................................................    48

Financial Statements

    Statements of Assets and Liabilities .......................................    50

    Statements of Operations ...................................................    52

    Statements of Changes in Net Assets ........................................    54

    Notes to Financial Statements ..............................................    56

Financial Highlights ...........................................................    61

Notice of Withholding Election

This report must be accompanied or preceded by a prospectus.

                                                                         [PHOTO]

Taking a long-term approach to investments is one way to reduce the effects of short-term downturns in the various financial sectors. Historically, the value of an investment in either market has grown over the long run. While the future is uncertain, we see long-term growth potential in our investment strategies.

Recently, Standard and Poor's(R) issued State Farm's core operating units a rating of AA+, a downgrade from our previous rating of AAA*. The downgrade was based on a large collective operating loss in our property and casualty insurance products and came despite the financial strengths of State Farm life insurance companies.

The State Farm life insurance companies continue to maintain strong financial positions in the face of recent losses. Confidence in our companies is reflected in the record production and volume of Life Insurance products. Life and annuity products are a strong foundation of any portfolio. Building on that foundation can be an important step toward ensuring financial security.

We will continue to foster a strong relationship with customers through dedicated registered and licensed State Farm Agents. Our agents are professionals committed to providing a broad range of high-quality products and services to help you reach your financial goals.

Please take time to read the information provided in this report. Portfolio managers are always looking for the proper long-term investment opportunities. The information included in this report will help you make the decisions necessary for your financial future.


Sincerely,

/s/ Susan D. Waring
----------------------
Susan D. Waring

Senior Vice President
State Farm Life Insurance Company
(Not licensed in New York or Wisconsin)
State Farm Life and Accident Assurance Company
(Licensed in New York and Wisconsin)



* This rating is relevant only to the fixed account and other guaranteed amounts; it does not apply to the variable account portion of your policy.

Message to Variable Product Customers from Kurt Moser and Paul Eckley Senior Vice Presidents of State Farm Investment Management Corp.

[PHOTO]

[PHOTO]

Common stock prices have continued to decline over the first six months of 2002. Interest rates have moved lower causing prices of good quality bonds to increase.

Recent investment results of the Variable Products underlying Funds have reflected these trends. Net asset values of all Funds holding common stocks have fallen over the last six months, while the net asset value of the Bond Fund has improved.

It is important to place the recent negative returns of the stock market in historical perspective. The 18-year period from the beginning of 1982 to the end of 1999 was one of the strongest periods of stock market performance in U.S. history, generating compound average annual returns of 18.1%. Looking at the same data in a different way, if $1 had been invested in the S&P 500(R) Index at the beginning of 1982, it would have been worth $19.96 at the end of 1999. Therefore, while returns from the stock market have been disappointing over the past two and one half years, the longer term experience has been satisfying. Over the 76 year period from the beginning of 1926 through the end of 2001, large company stocks in the U.S. provided a compound annual return of approximately 10.7% per year, which compares very favorably with the compound annual return of 5.3% for intermediate-term U.S. Treasury bonds and an annual U.S. inflation rate of about 3.1% per year.*

Concerns about terrorist attacks and global political unrest have been on all our minds and are affecting financial markets. Obviously, it is very difficult to predict the impact of future terrorist activity. Our concerns are tempered by the realization that the global economy and financial markets have prospered for over half a century in spite of threats potentially more devastating than those faced today.

The level of general investor uneasiness has increased with the heavy publicity recently about problems with senior executives engaged in fraudulent or unethical activity, accounting firms which have failed to audit accurately their clients, and Wall Street analysts issuing inappropriate recommendations. It is regrettable and unfortunate that this activity has occurred. Immediate reactions of most quickly turn to anger and disgust, particularly if money and/or jobs have been lost personally because of those occurrences. For those of us who work as investment analysts, it is particularly bothersome because we rely heavily on the integrity of financial statements in making our investment decisions. Even if not directly affected, most people probably lament the pall that has been cast over capital markets, the weak economy and consequent reductions in values of investment portfolios.

The history of economies and capital markets in capitalistic and democratic systems indicate that such systems seem to go, almost naturally, to extremes occasionally - pushing capital markets and economies into conditions which are either too frothy or too pessimistic. The very human emotions of fear and greed dominate thoughts at those extremes. Those extreme periods can be rather short or surprisingly long. Unfortunately, behavior which accompanies the frothy extremes sometimes tends to be disappointing and selfish. Schemes to become rich quickly or expand wealth excessively grow. Historically, most scandals have followed "bubbles" in financial markets. Eventually events unfold which expose the unfortunate behavior. We seem to have been in the exposure stage for several months now.

Fortunately, capitalistic and democratic systems have ways of dealing with the extremes. Those means are sometimes painful but usually effective. Ultimately the system should adjust and use the difficult circumstances as an opportunity to strengthen and reposition economic entities and capital markets so that they can function and potentially prosper going forward. That may be one basis for maintaining, and perhaps stepping up, long-term investment programs during current turbulent capital markets.

Presently, businesses and their leaders are being characterized badly as selfish and unconcerned about other stakeholders in their corporation or our economic system. Of course there have been abuses and inappropriate behavior, but our experience suggests that the vast majority of corporate executives work hard and have honorable intentions.

By watching recent activity in capital markets, it is obvious that many investors are discouraged and have decided to lighten up or abandon their equity security investments. We suggest that you avoid the temptation to become overly pessimistic about equity investments at this time. Good quality bonds and other fixed-income investments are certainly worthwhile and appropriate if their characteristics match your investment objectives. However, it is equities which have been the wealth builders historically over the long haul. Although past performance does not predict future results, if an investor wants to maximize the long-term accumulation of wealth, it has been better to be an owner than a lender. However, owning generally includes a wider range of annual investment results over the years than does lending.

Formulation of a suitable long-term investment program and adherence to it is critical to the potential accumulation of wealth. Although a profit cannot be assured, and it's impossible to predict the future direction of markets with any certainty, investors can help cope with the volatility of financial markets by viewing investments in the suitable State Farm Variable Products underlying Funds as long-term commitments and regularly making new purchases of the Funds' shares. Your registered State Farm agent can help you consider which Fund or Funds fit with your long-term investment objectives and tolerance for risk. We encourage you to be patient with your investments. A long-term approach involves enduring the pain of market downturns as well as enjoying strong markets.

We have included discussions of the U.S. Economy, U.S. Equity Market, U.S. Bond Market and International Economies and Markets which follow on pages 3 and 4.

Sincerely,

/s/ Kurt G. Moser

Kurt G. Moser
Senior Vice President

/s/ Paul N. Eckley

Paul N. Eckley
Senior Vice President

*Source: Ibbotson Associates. Large company stocks are now represented by the S&P 500 Index. It is not possible to invest directly in an index. Intermediate-term U.S. Treasury bonds are represented by a one-bond portfolio with a maturity near 5 years. Stocks have historically offered the highest long-term potential of any asset class, but are subject to the greatest volatility. U.S. Treasury bonds are backed by the full faith and credit of the U.S. government, are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance is no guarantee of future results.

The U.S. Economy

Evidence suggests that the U.S. economy is recovering from the recession which economists say began in the spring of 2001. However, the initial report of real annualized GDP growth for the second quarter of 2002 indicated slower improvement of 1.1% compared to 5.0% growth, which was revised downward from 6.1%, in the first quarter. The recent report also showed that the recession was somewhat deeper than previously estimated with the economy shrinking at a 0.8% annual rate from January to September 2001 before rebounding at a 2.7% clip in the last quarter of 2001. Even with the downward revisions, the recession still was relatively mild. During the six previous recessions since 1960, the average downturn was 2.0%.

It was inevitable that general economic growth would slow from the rapid pace which occurred in the first quarter of 2002. Economists estimate that around 50% of first quarter GDP growth can be attributed to rebuilding of inventories. To sustain reasonable general economic growth going forward, the economy must show more broadly based improvements that will make up for smaller contributions from inventory effects. Obviously, some recent evidence of weakening general economic conditions is bothersome, but the economy still seems to be moving forward. Although the future is always uncertain, we believe the recovery which began in the latter part of 2001 will continue.

The chief executive officer of 3M said recently that he expects the next 10 years to be a tougher economic period than the 1990's. Our contacts with companies suggest that this attitude is fairly prevalent in the corporate world.

While consumer spending in the U.S. has remained fairly strong, business investment and capital spending are quite weak. Much of this weakness relates to the massive overbuilding which occurred in the information technology and telecommunications sectors during the internet boom of the late 1990's. There have been estimates that perhaps $1 trillion was spent unwisely through either capital spending on uneconomic projects or overpriced acquisitions of firms. Much of this investment has been or will be written off the financial statements of companies. Mr. Craig Barrett, the chief executive officer of Intel, said recently, "a lot of smart people put a lot of smart money into a lot of dumb ideas." A period of time may be required to absorb the excess capacity which has been built. For example, it appears that telecommunications companies are utilizing just 10 percent of the optical fiber networks they installed during the boom.

                         Economic Growth and Inflation

                                   [GRAPHIC]

Source: GDP - U.S. Department of Commerce
        Inflation - U.S. Bureau of Labor Statistics

Economic growth is represented by the percentage change in Real Gross Domestic Product. Percentage change in the Consumer Price Index-All Items is used for inflation.

*Represents latest 12 months available.

The U.S. Equity Market

The U.S. stock market, as measured by the S&P 500(R) Index, is now facing the prospect of a negative return for the third consecutive calendar year. Over the six month period ended June 30, 2002, its' negative total return was (13.2)% with the worst decline occurring in June. In 2001 and 2000 calendar years, the Index experienced negative total returns of (11.9)% and (9.1)% respectively. General common stock prices in the U.S. have not declined in three consecutive years since 1941.

In line with trends of the last three years, share prices of small and mid-size companies again tended to perform better than those of companies which are categorized as large growth companies during the past six months. The Russell 2000(R) Index is composed of small companies and showed a negative total return of (4.7)% during the past six months. Additionally, so-called value stocks generally continue to be the best performers recently.

Investor psychology is particularly bothersome in equity markets at the moment. Almost all news and developments are interpreted negatively. The very fundamental issues of sustainability of economic recovery, corporate profits and interest rates are rather traditional concerns. Worries about terrorism/war, accounting practices, corporate governance, practices of brokerage firms and bankruptcies of major firms add to investor uneasiness. Many of today's owners of common stocks, whether ownership comes directly or through mutual funds, have not encountered a protracted downturn in equity markets since their investments have been made over the past 10 years or so. We are now in such a period, and the ultimate bottom in share prices will depend importantly on their reactions to present circumstances. However, though past performance does not guarantee future results, history of capital markets indicates that bottoms do eventually occur and a base is then created for better markets somewhere down the road.

The U.S. Bond Market

Interest rates on good quality obligations have moved lower over the last six months. Yields on U.S. Treasury and high-grade corporate bonds which mature in 2-10 years have declined around 25 basis points (a basis point is .01%), while yields on mortgage-backed securities have declined about 35 basis points. Some portion of the decline in bond yields can probably be ascribed to investors moving out of stocks and moving to the comfort of high-grade fixed-income securities.

It should be mentioned that a two-tiered corporate bond market has been developing in recent times. Prices of bonds which are perceived to be high quality or backed by businesses which are stable are bid higher, regardless of their ratings, while bonds of companies that are struggling operationally or receiving negative press reports are under extreme price pressure. Investors fear making investments in firms which might be the next Enron or WorldCom.

Taking cue from stable interest rate policy of the Federal Reserve Board, yields on short-term obligations remain very low and are virtually unchanged over the last six months. A prospective tightening of monetary policy in the U.S. is not now expected until next year, and some observers are even suggesting further reductions in short-term interest rates may occur as the Federal Reserve Board takes action which is designed to assure continuation of the economic recovery. The Federal Open-Market Committee does not appear eager to rush into a tightening mode and is likely to wait for some meaningful improvement on the employment front before moving to a more restrictive stance. However, if conditions indicate that the general economic recovery is sustainable, interest rates are expected to begin a trend upward before too long.

Contrary to what often occurs, the global move to more restrictive monetary policy will probably not be led by the U.S. this time around. As general economic conditions improve, central banks in the Euro Community and United Kingdom appear to be more concerned about inflation than our Federal Reserve Board seems to be. Central banks in Canada, Australia, New Zealand, Sweden and South Korea have already increased short-term lending rates this year.

International Economies and Markets

Moderate economic recoveries are occurring in most developed countries across the world. As is the case in the United States, much of the improvement globally can be attributed to rebuilding of inventories. Capital spending by businesses continues to be restrained. Economies of emerging markets are also generally gaining strength, but notable exceptions are Argentina, which is experiencing financial difficulties and social tensions, and Israel, which is dealing with its much publicized conflict with Palestinians. Stock market indices in all regions of the developed world posted negative returns over the first six months of 2002 when measured in local currencies. However during this period, shareowners of the International Equity Index Fund benefited from weaknesses in the U.S. dollar. The U.S. dollar declined 9.3% against the Japanese yen, 10.3% relative to the Euro and 7.5% on a trade-weighted basis. Consequently, when measured in U.S. dollars, losses in international equity markets were pared. The EAFE(R) Free Index, which is a broad stock market index that encompasses stock markets through the developed free world, experienced negative returns of (9.5)% in local currencies and (1.6)% in U.S. dollars over the last six months.

Interest rates on short-term obligations generally increased slightly over the past six months. Long-term interest rates on sovereign governmental issues were rather flat or declined somewhat in most developed countries.

               STATE FARM VARIABLE PRODUCT TRUST UNDERLYING FUNDS

Large Cap Equity Index Fund

The Large Cap Equity Index Fund seeks to match the return of the S&P 500(R) Index/1/, which tracks the common stock performance of 500 large companies in a broad range of industries. The Fund invests in each of the stocks in the S&P 500 in the same capitalization-weighted proportion that the stock has in the Index.

The Large Cap Equity Index Fund experienced a negative total return of (13.34)% during the six months ended June 30, 2002.

See the previous sections on the U.S. Economy and U.S. Equity Market. Financial Highlights on page 61.

The following graph compares a $10,000 investment in the Large Cap Equity Index Fund to a theoretical investment of the same amount in the S&P 500 Index:

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT FOR THE PERIOD ENDED
                                 JUNE 30, 2002

                                     [GRAPH]

          Large Cap
         Equity Index    S&P 500(R)
           Fund            Index*
         ------------    ----------
 1/22/98 $10,000         $10,000
 6/30/02 $10,741         $10,901

Fund's average annual total return since inception 1.63%
1 Year return - 18.20%

*The S&P 500(R) Index tracks the common stock performance of large U.S. companies in the manufacturing, utilities, transportation, and financial industries. It also tracks the performance of common stocks issued by foreign and smaller U.S. companies in similar industries. In total, the S&P 500 is comprised of 500 common stocks. Unlike an investment in the Large Cap Equity Index Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

Small Cap Equity Index Fund

The Small Cap Equity Index Fund seeks to match the return of the Russell 2000(R) Index/2/, which includes 2000 companies with average market capitalization at the time of its latest reconstitution of approximately $490 million. This Index was created by the Frank Russell Trust Company to give investors an idea of how the stocks of smaller companies are performing. The Small Cap Equity Index Fund invests in a diversified portfolio of common stocks intended to reflect, as a group, the total investment return of the Russell 2000 Index. Returns will sometimes vary from the return of the Index because the Fund invests in a representative sample of the 2000 stocks in the Index, but not in every stock included in the Index. Prices of small-cap stocks are more volatile than the stocks of larger, more established companies.

The Small Cap Equity Index Fund had a negative total return of (4.65)% over the six months ended June 30, 2002.

See the previous sections on the U.S. Economy and U.S. Equity Market. Financial Highlights on page 62.

The following graph compares a $10,000 investment in the Small Cap Equity Index Fund to a theoretical investment of the same amount in the Russell 2000 Index:

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT FOR THE PERIOD ENDED JUNE 30, 2002

                                    [GRAPH]

          Small Cap         Russell
         Equity Index       500(R)
           Fund             Index*
         ------------      ----------
1/29/98 $10,000            $10,000
6/30/02 $11,088            $11,321

*The Russell 2000(R) Index tracks the common stock performance of the 2,000 smallest U.S. companies in the Russell 3000 Index, which represents approximately 10% of the total capitalization of the Russell 3000 Index. Unlike an investment in the Small Cap Equity Index Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

______________________
Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown.

(1) "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund, nor the Stock and Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2) The Russell 2000(R) Index is a trademark/service mark, and Russell(TM) is a trademark of the Frank Russell Company. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

International Equity Index Fund

The benchmark index used by the International Equity Index Fund is the Morgan Stanley EAFE(R) Free Index/1/, which measures the performance of stock markets in 16 European nations, Australia, New Zealand, and the three largest markets in Asia. The Index includes equity securities of approximately 1,100 companies in these countries. As of June 30, 2002, the countries with the highest weights were the United Kingdom, which accounted for 26.6% of the Index, Japan at 21.8%, France at 9.7%, and Switzerland which represented 8.1%.

Investments in foreign securities involve additional risks not normally present when investing in comparable domestic securities. Among these risks are currency fluctuations; possible economic and political instability; regulatory and accounting matters; potentially greater volatility and less liquidity in markets; and higher transaction costs.

The International Equity Index Fund had a negative total return of (1.70)% during the six months ended June 30, 2002.

See the previous section on the International Economics and Markets. Financial Highlights on page 63.

The following graph compares a $10,000 investment in the International Equity Index Fund to a theoretical investment of the same amount in the EAFE Free
Index:

  COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT FOR THE PERIOD ENDED JUNE
                                    30, 2002

[GRAPHIC]

         International
         Equity Index    EAFE Free
             Fund          Index
         ------------    ---------
1/22/98    $10,000        $10,000
6/30/02    $ 9,756        $ 9,886

Fund's average annual total return since inception -0.56%
1 Year return -9.68%

*The Morgan Stanley Capital International Europe, Australia and Far East Free (EAFE Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East and takes into account local market restrictions on share ownership by foreigners. EAFE Free is meant to reflect actual opportunities for foreign investors in a local market. Returns are measured as U.S. dollars. Unlike an investment in the International Equity Index Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

Stock and Bond Balanced Fund

The Stock and Bond Balanced Fund seeks long-term growth of capital, balanced with current income by investing primarily in shares of the Large Cap Equity Index Fund and the Bond Fund. The Balanced Fund usually invests approximately 60% of its net assets in the Large Cap Equity Index Fund and 40% in the Bond Fund. As of June 30, 2002, about 57% of the Stock and Bond Balanced Fund assets were invested in the Large Cap Equity Index Fund and 43% in the Bond Fund, substantially in line with the Fund's stated objectives.

A negative total return of (6.97)% occurred for the Stock and Bond Balanced Fund over the six months ended June 30, 2002.

See the previous sections on the U.S. Economy, U.S. Equity Market and the U.S. Bond Market. Financial Highlights on page 64.

The following graph compares a $10,000 investment in the Stock and Bond Balanced Fund to a theoretical investment of the same amount in the S&P 500 Index and the Lehman Brothers Intermediate Government/Credit Index:


 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT FOR THE PERIOD ENDED JUNE
                                    30, 2002

                                    [GRAPH]

                                         Lehman
          Stock and                     Brothers
            Bond                      Intermediate
          Balanced       S&P 500 (R)  Govt/Credit
            Fund           Index*        Index*
          ---------      -----------  ------------
1/29/98   $10,000          $10,000      $10,000
6/30/02   $11,232          $10,987      $13,340

Fund's average annual total return since inception 2.67%
1 Year return -8.24%

*See footnotes for the Large Cap Equity Index Fund and the Bond Fund for description of indices.

-------------------
Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown.

/(1)/ The EAFE Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the "Trust"). The International Equity Index Fund (the "Fund"), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold, or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of Fund shares. The Trust's Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

Bond Fund

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. For different time periods, total returns may vary considerably depending on interest rate trends, since bond prices and interest rates move in opposite directions. However, investors should bear in mind that the Fund attempts to keep income from the Bond Fund quite stable.

It should be noted that as of June 30, 2002, the Bond Fund owned WorldCom Inc. bonds valued at $150,000 or 0.1% of its net assets. The Bond Fund provided a total return of 2.77% for the six-month period ended June 30, 2002.

See the previous sections on the U.S. Economy and U.S. Bond Market. Financial Highlights on page 65.

The following graph compares a $10,000 investment in the Bond Fund to a theoretical investment of the same amount in the Lehman Brothers Intermediate Government/Credit Index:

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT FOR THE PERIOD ENDED JUNE
                                    30, 2002

                                     [GRAPH]

                                 Lehman
                                Brothers
                              Intermediate
                   Bond        Govt/Credit
                   Fund          Index*
                   ----       ------------
      1/22/98    $10,000        $10,000
      6/30/02    $12,939        $13,335

Fund's average annual total return since inception 5.98%
1 Year return 7.91%

*The Lehman Brothers Intermediate Government/Credit Index contains approximately 3,565 U.S. Government and corporate bonds maturing within one to ten years and an outstanding par value of at least $150 million.

The Lehman Brothers Intermediate Government/Credit Index represents an unmanaged group of bonds that differ from the composition of the Bond Fund. Unlike an investment in the Bond Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

Money Market Fund

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing in high quality commercial paper and other short-term debt securities. An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

See previous sections on U.S. Economy and U.S. Bond Market. Financial Highlights on page 66.

You can only invest in our underlying funds through the purchase of a State Farm Variable Universal Life Insurance policy or Variable Deferred Annuity policy.

This report and any financial information contained herein are submitted for the general information of the owners of interest in State Farm Life Insurance Company and State Farm Life and Accident Assurance Company Variable Life Separate Account or Variable Annuity Separate Account (the "Accounts"). This report is not authorized for distribution to prospective investors in either Account unless preceded or accompanied by an effective prospectus for the relevant account. Interests in the Accounts are not deposits or obligations of, or guaranteed by, any bank or depository institution. Interests in the Accounts are not insured by the Federal Deposit Insurance Corporation, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. For more information on either Account, including charges and expenses, call or write for a free prospectus. Read the prospectus carefully before you invest or send money.

------------------
Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown.

                                  TOTAL RETURNS

                        State Farm Life Insurance Company
                     (Not licensed in New York or Wisconsin)

                Variable Deferred Annuity Performance and Returns
     Total Returns for Period Ending 6/30/2002 (before deduction of annual administrative fee and surrender charges)

----------------------------------------------------------------------------------------------------------------------
                                                    Cumulative Returns                 Average Annual Returns
                                               -----------------------------------------------------------------------
                                   Inception                         Since                           Since     7-Day
        Fund                         Date         YTD      3-Year  Inception   1-Year     3-Year   Inception   Yield
----------------------------------------------------------------------------------------------------------------------
 Large Cap Equity Index Fund       1/22/1998    -13.80%   -28.29%     2.08%   -19.98%    -10.49%      0.47%       -
 Small Cap Equity Index Fund       1/29/1998     -5.24%     0.67%     5.33%    -7.26%      0.22%      1.18%       -
 International Equity Index Fund   1/22/1998     -2.31%   -22.81%    -7.29%   -11.44%     -8.27%     -1.69%       -
 Stock and Bond Balanced Fund      1/29/1998     -7.45%   -11.22%     6.80%    -9.95%     -3.89%      1.50%       -
 Bond Fund                         1/22/1998      2.15%    19.00%    23.15%     6.29%      5.97%      4.80%       -
 Money Market Fund/1/              1/29/1998      0.09%    10.07%    15.90%     0.78%      3.25%      3.40%    0.00%
----------------------------------------------------------------------------------------------------------------------

 The State Farm Variable Deferred Annuity policy total returns reflect all underlying fund fees and expenses. Returns do not include the $30 annual administrative fee (waived if total premiums of at least $50,000 have been paid) or surrender charges (7% in year 1, declining by 1% each following year until it reaches 0% in year 8). Their inclusion would reduce the returns shown. The since inception total return period begins on the Fund inception date (as noted). The 1-year total return period begins one year prior to the indicated ending date.

  Standardized Returns for Period ending 6/30/2002 (after deduction of annual administrative fee and surrender charges)

--------------------------------------------------------------------------------
                                                   Average Annual Returns
                                             -----------------------------------
                                  Inception                       Since   7-Day
           Fund                      Date      1-Year   3-Year  Inception Yield
--------------------------------------------------------------------------------
 Large Cap Equity Index Fund      1/22/1998   -25.23%  -12.27%   -0.80%       -
 Small Cap Equity Index Fund      1/29/1998   -13.19%   -1.60%   -0.17%       -
 International Equity Index Fund  1/22/1998   -17.15%  -10.06%   -2.99%       -
 Stock and Bond Balanced Fund     1/29/1998   -15.74%   -5.70%    0.18%       -
 Bond Fund                        1/22/1998    -0.38%    4.08%    3.44%       -
 Money Market Fund/1/             1/29/1998    -5.59%    1.39%    2.03%   -0.48%
--------------------------------------------------------------------------------

 Standardized returns reflect all contract-level and underlying fund fees and expenses, including the $30 annual administrative fee (waived if total premiums of at least $50,000 have been paid) and surrender charges (7% in year 1, declining by 1% each following year until it reaches 0% in year 8), except for the Money Market Fund 7-day yield, which does not include surrender charges. The fees and expenses are based on an assumed average account size of $6,300 as of June 30, 2002. The since inception standardized return period begins on the Fund inception date (as noted). The 1-year standardized return period begins one year prior to the indicated ending date.

                 Variable Universal Life Performance and Returns
                   Total Returns for Period Ending 6/30/2002

-----------------------------------------------------------------------------------------
                                                        Average Annual Returns
                                              -------------------------------------------
                                   Inception                         Since       7-Day
            Fund                      Date       1-Year   3-Year   Inception   Yield /2/
-----------------------------------------------------------------------------------------
 Large Cap Equity Index Fund       1/22/1998    -25.97%  -14.36%     -2.58%          -
 Small Cap Equity Index Fund       1/29/1998    -14.09%   -3.76%     -2.40%          -
 International Equity Index Fund   1/22/1998    -18.15%  -12.12%     -4.96%          -
 Stock and Bond Balanced Fund      1/29/1998    -16.60%   -7.86%     -1.84%          -
 Bond Fund                         1/22/1998     -1.25%    1.87%      1.24%          -
 Money Market Fund/1/              1/29/1998     -6.52%   -0.79%     -0.14%      -2.57%
-----------------------------------------------------------------------------------------

 Unless noted otherwise, the State Farm Variable Universal Life policy total returns reflect all contract-level and underlying fund fees and expenses (including the 5% Premium Charge, the daily Mortality and Expense Risk Charge at a current annual rate of 0.8% of net assets, the current monthly expense charge of $6, and the investment advisory fees and other expenses incurred by the funds), except for surrender charges and the cost of insurance. If the surrender charges (if applicable) or the cost of insurance were reflected, the performance quoted would be significantly lower than shown. Please refer to the hypothetical illustrations in the State Farm Variable Universal Life Insurance prospectus to see how the cost of insurance can impact performance. We encourage you to obtain from your registered State Farm agent a personalized illustration that will reflect all applicable fees and charges, including the cost of insurance. The fees and expenses reflected in this calculation are based on an assumed average account size of $2,800 as of June 30, 2002. The total returns since inception period begins on the Fund Inception Date (as noted), and ends June 30, 2002. The 1-year total return period begins one year prior to the indicated ending date.

 /1/ An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money in the fund. The yield quotation more closely reflects the current earnings of the Money Market Fund than the return quotation.

 /2/ This yield quotation reflects all contract-level and underlying fund fees and expenses, except for the 5% premium charge, surrender charges, and the cost of insurance.

 Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your account value, when redeemed, may be worth more or less than the premiums you paid. Recent performance may be less than the figures shown. The returns on this page apply only to the State Farm Life Insurance Company products.

                                  TOTAL RETURNS

                 State Farm Life and Accident Assurance Company
                      (Licensed in New York and Wisconsin)

                Variable Deferred Annuity Performance and Returns
     Total Returns for Period Ending 06/30/2002 (before deduction of annual administrative fee and surrender charges)

--------------------------------------------------------------------------------------------------------------------------
                                                        Cumulative Returns                Average Annual Returns
                                                   -----------------------------------------------------------------------
                                       Inception                         Since                          Since      7-Day
            Fund                         Date         YTD     3-Year   Inception  1-Year    3-Year    Inception    Yield
--------------------------------------------------------------------------------------------------------------------------
 Large Cap Equity Index Fund           8/3/1998     -13.80%   -28.29%   -11.70%   -19.98%   -10.49%     -3.13%        -
 Small Cap Equity Index Fund           8/3/1998      -5.24%     0.67%    10.55%    -7.26%     0.22%      2.60%        -
 International Equity Index Fund       8/3/1998      -2.31%   -22.81%   -17.90%   -11.44%    -8.27%     -4.92%        -
 Stock and Bond Balanced Fund          8/3/1998      -7.45%   -11.22%     1.91%    -9.95%    -3.89%      0.48%        -
 Bond Fund                             8/3/1998       2.15%    19.00%    20.86%     6.29%     5.97%      4.97%        -
 Money Market Fund/1/                  8/3/1998       0.09%    10.07%    13.63%     0.78%     3.25%      3.32%     0.00%
--------------------------------------------------------------------------------------------------------------------------

 The State Farm Variable Deferred Annuity policy total returns reflect all underlying fund fees and expenses. Returns do not include the $30 annual administrative fee (waived if total premiums of at least $50,000 have been paid) or surrender charges (7% in year 1, declining by 1% each following year until it reaches 0% in year 8). Their inclusion would reduce the returns shown. The since inception total return period begins on the contract registration effective date of August 3, 1998. The 1-year total return period begins one year prior to the indicated ending date.

   Standardized Returns for Period ending 6/30/2002 (after deduction of annual administrative fee and surrender charges)

-----------------------------------------------------------------------------------------
                                                        Average Annual Returns
                                              -------------------------------------------
                                   Inception                         Since       7-Day
            Fund                      Date       1-Year    3-Year  Inception     Yield
-----------------------------------------------------------------------------------------
 Large Cap Equity Index Fund        8/3/1998    -25.37%   -12.37%    -4.77%          -
 Small Cap Equity Index Fund        8/3/1998    -13.33%    -1.69%     0.88%          -
 International Equity Index Fund    8/3/1998    -17.29%   -10.16%    -6.58%          -
 Stock and Bond Balanced Fund       8/3/1998    -15.87%    -5.80%    -1.20%          -
 Bond Fund                          8/3/1998     -0.51%     4.00%     3.20%          -
 Money Market Fund/1/               8/3/1998     -5.72%     1.30%     1.58%      -0.55%
-----------------------------------------------------------------------------------------

 Standardized returns reflect all contract-level and underlying fund fees and expenses, including the $30 annual administrative fee (waived if total premiums of at least $50,000 have been paid) and surrender charges (7% in year 1, declining by 1% each following year until it reaches 0% in year 8), except for the Money Market Fund 7-day yield, which does not include surrender charges. The fees and expenses are based on an assumed average account size of $5,500 as of June 30, 2002. The since inception standardized return period begins on the contract registration effective date of August 3, 1998. The 1-year standardized return period begins one year prior to the indicated ending date.

                 Variable Universal Life Performance and Returns
                    Total Returns for Period Ending 6/30/2002

-------------------------------------------------------------------------------------------
                                                        Average Annual Returns
                                              ---------------------------------------------
                                   Inception                           Since       7-Day
            Fund                      Date       1-Year     3-Year   Inception   Yield /2/
-------------------------------------------------------------------------------------------
 Large Cap Equity Index Fund       12/2/1998     -26.59%   -15.11%    -8.95%           -
 Small Cap Equity Index Fund       12/2/1998     -14.78%    -4.50%    -0.26%           -
 International Equity Index Fund   12/2/1998     -18.84%   -12.88%    -8.96%           -
 Stock and Bond Balanced Fund      12/2/1998     -17.26%    -8.61%    -5.25%           -
 Bond Fund                         12/2/1998      -1.97%     1.11%    -0.32%           -
 Money Market Fund/1/              12/2/1998      -7.22%    -1.54%    -1.26%       -3.27%
-------------------------------------------------------------------------------------------

 Unless noted otherwise, the State Farm Variable Universal Life policy total returns reflect all contract-level and underlying fund fees and expenses (including the 5% Premium Charge, the daily Mortality and Expense Risk Charge at a current annual rate of 0.8% of net assets, the current monthly expense charge of $6, and the investment advisory fees and other expenses incurred by the funds), except for surrender charges and the cost of insurance. If surrender charges (if applicable) and the cost of insurance were reflected, the performance quoted would be significantly lower than shown. Please refer to the hypothetical illustrations in the State Farm Variable Universal Life Insurance prospectus to see how the cost of insurance can impact performance. We encourage you to obtain from your registered State Farm agent a personalized illustration that will reflect all applicable fees and charges, including the cost of insurance. The fees and expenses reflected in this calculation are based on an assumed average account size of $2,200 as of June 30, 2002. The total returns since inception period begins on the contract registration effective date of December 2, 1998, and ends June 30, 2002. The 1-year total return period begins one year prior to the indicated ending date.

 /1/ An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money in the fund. The yield quotation more closely reflects the current earnings of the Money Market Fund than the return quotation.

 /2/ This yield quotation reflects all contract-level and underlying fund fees and expenses, except for the 5% premium charge, surrender charges, and the cost of insurance.

 Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your account value, when redeemed, may be worth more or less than the premiums you paid. Recent performance may be less than the figures shown. The returns on this page apply only to the State Farm Life and Accident Assurance Company products.

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2002
                                  (Unaudited)

                                            Shares          Value
                                          -----------    ------------

Common Stocks (93.4%)

Aerospace/Defense (1.3%)
Boeing Co.                                     26,450    $  1,190,250
General Dynamics Corp.                          6,356         675,961
Lockheed Martin Corp.                          14,139         982,660
Northrop Grumman Corp.                          3,469         433,625
Raytheon Co. (a)                               12,426         506,359
Rockwell Collins                                5,802         159,091
                                                         ------------
                                                            3,947,946
                                                         ------------
Agriculture, Foods, & Beverage (4.5%)
Adolph Coors Co. Class B                        1,102          68,655
Anheuser Busch Companies Inc.                  27,977       1,398,850
Archer-Daniels-Midland Co.                     20,675         264,433
Campbell Soup Co.                              12,998         359,525
Coca-Cola Enterprises Inc.                     14,068         310,621
ConAgra Inc.                                   16,991         469,801
General Mills Inc.                             11,514         507,537
Hershey Foods Corp.                             4,237         266,338
HJ Heinz Co.                                   11,082         455,470
Kellogg Co.                                    12,801         459,044
Pepsico Inc.                                   55,776       2,688,403
Sara Lee Corp.                                 24,798         511,831
Supervalu Inc.                                  4,167         102,217
Sysco Corp.                                    21,034         572,545
The Coca-Cola Co.                              78,566       4,399,696
The Pepsi Bottling Group Inc.                   9,061         279,079
WM Wrigley Jr. Co.                              7,071         391,380
Yum! Brands Inc. (a)                            9,300         272,025
                                                         ------------
                                                           13,777,450
                                                         ------------
Airlines (0.2%)
AMR Corp. (a)                                   4,913          82,833
Delta Air Lines Inc.                            3,860          77,200
Southwest Airlines Co.                         24,249         391,864
                                                         ------------
                                                              551,897
                                                         ------------
Automotive (1.1%)
Cooper Tire & Rubber Co.                        2,314          47,553
Dana Corp.                                      4,731          86,530
Delphi Automotive Systems                      17,692         233,534
Ford Motor Co.                                 57,246         915,936
General Motors Corp.                           17,647         943,232
Genuine Parts Co.                               5,484         191,227
Goodyear Tire & Rubber Co.                      5,177          96,862
Harley Davidson Inc.                            9,536         488,911
ITT Industries Inc.                             2,797         197,468
Navistar International Corp. (a)                1,912          61,184
Paccar Inc.                                     3,661         162,512
Visteon Corp.                                   4,077          57,893
                                                         ------------
                                                            3,482,842
                                                         ------------
Banks (5.3%)
AmSouth Bancorporation                         11,518         257,773

Bank of America Corp.                          48,999       3,447,570
Bank of New York Inc.                          23,268         785,295
Bank One Corp.                                 36,874       1,418,912
BB&T Corp.                                     14,922         575,989
Comerica Inc.                                   5,633         345,866
Fifth Third Bancorp                            18,528       1,234,891
Golden West Financial Corp.                     5,009         344,519
Huntington Bancshares Inc.                      7,963         154,641
Northern Trust Corp.                            6,976         307,363
PNC Bank Corp.                                  9,066         473,971
SouthTrust Corp.                               10,955         286,145
State Street Corp.                             10,226         457,102
SunTrust Banks Inc.                             9,111         616,997
Synovus Financial Corp.                         9,187         252,826
Union Planters Corp.                            6,586         213,189
US Bancorp                                     60,318       1,408,425
Washington Mutual Inc.                         30,575       1,134,638
Wells Fargo & Co.                              53,917       2,699,085
                                                         ------------
                                                           16,415,197
                                                         ------------
Building Materials & Construction (0.5%)
American Standard Cos. Inc. (a)                 2,268         170,327
Centex Corp.                                    1,954         112,922
Fluor Corp. (a)                                 2,544          99,089
KB Home                                         1,635          84,219
Leggett & Platt Inc.                            6,194         144,940
Louisiana-Pacific Corp.                         3,287          34,776
Masco Corp.                                    15,001         406,677
McDermott International Inc.                    1,982          16,054
Pulte Corp.                                     1,898         109,097
Stanley Works                                   2,704         110,891
Vulcan Materials Co.                            3,190         139,020
                                                         ------------
                                                            1,428,012
                                                         ------------
Chemicals (1.6%)
Air Products & Chemicals Inc.                   7,135         360,103
Ashland Inc.                                    2,206          89,343
Avery Dennison Corp.                            3,453         216,676
Bemis Co. Inc.                                  1,711          81,272
Eastman Chemical Co.                            2,452         114,999
EI du Pont de Nemours and Co.                  31,976       1,419,734
Engelhard Corp.                                 4,060         114,979
Great Lakes Chemical Corp.                      1,631          43,303
Hercules Inc.                                   3,410          40,647
International Flavors & Fragrances Inc.         2,993          97,243
Pall Corp.                                      3,826          79,390
PPG Industries Inc.                             5,337         330,360
Praxair Inc.                                    5,107         290,946
Rohm & Haas Co.                                 6,923         280,312
Sealed Air Corp. (a)                            2,654         106,877
Sigma-Aldrich Corp.                             2,338         117,251
Temple-Inland Inc.                              1,606          92,923

                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                             Shares         Value
                                          -----------    ------------
Common Stocks (Cont.)

Chemicals (Cont.)
The Dow Chemical Co.                           28,515        980,346
                                                          ----------
                                                           4,856,704
                                                          ----------
Commercial Service/Supply (1.5%)
Allied Waste Industries Inc. (a)                6,209         60,289
Apollo Group Inc. CL A (a)                      5,456        215,021
Ball Corp.                                      1,772         73,503
Cendant Corp. (a)                              32,974        523,627
Cintas Corp.                                    5,378        265,673
Convergys Corp. (a)                             5,450        106,166
Deluxe Corp.                                    2,124         82,602
Eastman Kodak Co.                               9,276        270,581
Ecolab Inc.                                     4,000        184,920
Equifax Inc.                                    4,620        124,740
Interpublic Group of Companies Inc.            11,921        295,164
Moody's Corp. (a)                               4,959        246,710
Omnicom Group Inc.                              5,870        268,846
Pactiv Corp. (a)                                5,060        119,922
Pitney Bowes Inc.                               7,739        307,393
Quintinles Transnational (a)                    3,749         46,825
Robert Half International Inc. (a)              5,551        129,338
RR Donnelley & Sons Co.                         3,593         98,987
Ryder System Inc.                               1,951         52,853
Snap-On Inc.                                    1,866         55,924
Staples Inc. (a)                               14,583        287,285
TMP Worldwide Inc. (a)                          3,473         74,670
Waste Management Inc.                          19,853        517,171
WW Grainger Inc.                                2,954        147,995
Xerox Corp.                                    22,765        158,672
                                                         -----------
                                                           4,714,877
                                                         -----------
Computer Software & Services (4.9%)
Adobe Systems Inc.                              7,536        214,776
AutoDesk Inc.                                   3,544         46,958
Automatic Data Processing Inc.                 19,611        854,059
BMC Software Inc. (a)                           7,651        127,007
Computer Associates International Inc.         18,272        290,342
Computer Sciences Corp. (a)                     5,396        257,929
Compuware Corp. (a)                            11,845         71,899
Comverse Technology Inc. (a)                    5,859         54,254
Electronic Data Systems Corp.                  15,162        563,268
EMC Corp. (a)                                  70,092        529,195
Intuit Inc. (a)                                 6,770        336,605
Microsoft Corp. (a)                           171,199      9,265,290
Oracle Corp. (a)                              173,775      1,645,649
PeopleSoft Inc. (a)                             9,540        141,955
Unisys Corp. (a)                               10,235         92,115
Veritas Software Corp. (a)                     12,630        249,948
Yahoo! Inc. (a)                                18,378        271,259
                                                         -----------
                                                          15,012,508
                                                         -----------

Computers (2.7%)
Apple Computer Inc. (a)                        11,203        198,517
Dell Computer Corp. (a)                        82,426      2,154,616
Gateway Inc. (a)                               10,283         45,656
Hewlett-Packard Co.                            95,465      1,458,705
International Business Machines Corp.          54,454      3,920,688
Sun Microsystems Inc. (a)                     102,694        514,497
                                                         -----------
                                                           8,292,679
                                                         -----------
Consumer & Marketing (5.0%)
Alberto-Culver Co.                              1,830         87,474
American Greetings Corp.                        2,037         33,936
Avon Products Inc.                              7,507        392,166
Black & Decker Corp.                            2,534        122,139
Brown-Forman Corp. Class B                      2,183        150,714
Brunswick Corp.                                 2,777         77,756
Clorox Co.                                      7,395        305,783
Colgate-Palmolive Co.                          17,432        872,472
Danaher Corp.                                   4,660        309,191
Darden Restaurants Inc.                         5,484        135,455
Fortune Brands Inc.                             4,733        264,764
Hasbro Inc.                                     5,470         74,173
Kimberly Clark Corp.                           16,621      1,030,502
Mattel Inc.                                    13,668        287,165
Maytag Corp.                                    2,442        104,151
McDonald's Corp.                               40,616      1,155,525
Newell Rubbermaid Inc.                          8,436        295,766
Philip Morris Companies Inc.                   68,101      2,974,652
Starbucks Corp. (a)                            12,132        301,480
The Gillette Co.                               33,396      1,131,123
The Procter & Gamble Co.                       41,027      3,663,711
Tupperware Corp.                                1,873         38,940
Unilever NV ADR                                18,038      1,168,862
UST Inc.                                        5,346        181,764
Wendy's International Inc.                      3,390        135,024
Whirlpool Corp.                                 2,142        140,001
                                                         -----------
                                                          15,434,689
                                                         -----------
Electronic/Electrical Mfg. (5.8%)
Advanced Micro Devices Inc. (a)                10,767        104,655
Agilent Technologies Inc. (a)                  14,653        349,914
Applied Materials Inc. (a)                     51,806        985,350
Emerson Electric Co.                           13,256        709,329
General Electric Co.                          314,164      9,126,464
Intel Corp.                                   212,169      3,876,328
KLA Tencor Corp. (a)                            5,954        261,917
Linear Technology Corp.                        10,058        316,123
LSI Logic Corp. (a)                            11,592        101,430
Micron Technology Inc. (a)                     18,983        383,836
National Semiconductor Corp. (a)                5,567        162,389
PerkinElmer Inc.                                3,858         42,631
Rockwell Automation Inc.                        5,807        115,269
Texas Instruments Inc.                         54,846      1,299,850

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)


                                              Shares        Value
                                             -------     -----------

Common Stocks (Cont.)

Electronic/Electrical Mfg. (Cont.)
Thomas & Betts Corp.                           1,874     $    34,856
Vitesse Semiconductor Corp. (a)                6,312          19,946
Waters Corp. (a)                               4,089         109,176
                                                         -----------
                                                          17,999,463
                                                         -----------
Financial Services (10.0%)
Ace Ltd.                                       8,249         260,668
AMBAC Financial Group Inc.                     3,320         223,768
American Express Co.                          42,204       1,532,849
Bear Stearns Companies Inc.                    3,171         193,590
Capital One Financial Corp.                    6,855         418,498
Charles Schwab Corp.                          43,194         483,773
Charter One Financial Inc.                     7,057         242,620
Citigroup Inc.                               162,658       6,302,998
Concord EFS Inc. (a)                          16,068         484,290
Countrywide Credit Industries Inc.             3,829         184,749
Equity Office Properties Trust                13,140         395,514
Equity Residential                             8,562         246,157
Federal Home Loan Mortgage Corp.              22,005       1,346,706
Federal National Mortgage Association         31,577       2,328,804
First Data Corp.                              24,078         906,777
First Tennessee National Corp.                 4,001         153,238
FleetBoston Financial Corp.                   32,981       1,066,935
Franklin Resources Inc.                        8,256         352,036
H&R Block Inc.                                 5,797         267,532
Household International Inc.                  14,464         718,861
John Hancock Financial Services                9,412         331,302
JP Morgan Chase & Co.                         62,692       2,126,513
KeyCorp                                       13,419         366,339
Lehman Brothers Holdings Inc.                  7,770         485,780
Marshall & Ilsley Corp.                        6,738         204,970
MBIA Inc.                                      4,728         267,274
MBNA Corp.                                    26,886         889,120
Mellon Financial Corp.                        14,773         464,315
Merrill Lynch & Co. Inc.                      27,120       1,098,360
MGIC Investment Corp.                          3,370         228,486
Morgan Stanley                                34,859       1,501,726
National City Corp.                           19,188         638,001
Paychex Inc.                                  11,819         369,817
Providian Financial Corp.                      8,971          52,749
Regions Financial Corp.                        7,238         254,416
Simon Property Group Inc. (a)                  5,560         204,886
SLM Corp.                                      4,983         482,853
Stilwell Financial Inc.                        6,952         126,526
T Rowe Price Group Inc.                        3,866         127,114
UNUMProvident Corp.                            7,685         195,583
Wachovia Corp.                                43,018       1,642,427
XL Capital Ltd.                                4,247         359,721
Zions Bancorporation                           2,899         151,038
                                                         -----------
                                                          30,679,679
                                                         -----------
Forest Products (0.6%)
Boise Cascade Corp.                            1,870          64,571
Georgia Pacific Corp.                          7,310         179,680
International Paper Co.                       15,204         662,590
MeadWestvaco Corp.                             6,256         209,951
Plum Creek Timber Co., Inc.                    5,755         176,103
Weyerhaeuser Co.                               6,997         446,759
                                                         -----------
                                                           1,739,654
                                                         -----------
Health Care (12.7%)
Abbott Laboratories                           49,163       1,850,987
Aetna Inc.                                     4,573         219,367
Allergan Inc.                                  4,102         273,808
Amerisourcebergen Corp.                        3,239         246,164
Amgen Inc. (a)                                33,096       1,386,060
Applera Corp.- Applied Biosystems Group        6,766         131,869
Baush & Lomb Inc.                              1,736          58,764
Baxter International Inc.                     18,810         835,916
Becton Dickinson & Co.                         8,188         282,077
Biogen Inc. (a)                                4,712         195,218
Biomet Inc.                                    8,526         231,225
Boston Scientific Corp. (a)                   12,705         372,511
Bristol-Myers Squibb Co.                      61,128       1,570,990
Cardinal Health Inc.                          14,256         875,461
Chiron Corp. (a)                               5,971         210,776
CR Bard Inc.                                   1,659          93,866
Eli Lilly & Co.                               35,497       2,002,031
Forest Laboratories Inc. (a)                   5,629         398,533
Genzyme Corp. (a)                              6,673         128,389
Guidant Corp.                                  9,597         290,117
HCA-The Healthcare Co.                        16,312         774,820
Health Management Associates Inc. (a)          7,680         154,752
Healthsouth Corp. (a)                         12,368         158,187
Humana Inc. (a)                                5,347          83,574
Immunex Corp. (a)                             17,215         384,583
IMS Health Inc.                                9,316         167,222
Johnson & Johnson                             95,681       5,000,289
King Pharmaceuticals Inc. (a)                  7,794         173,416
Manor Care Inc. (a)                            3,223          74,129
McKesson HBOC Inc.                             9,125         298,387
Medimmune Inc. (a)                             7,867         207,689
Medtronic Inc.                                38,234       1,638,327
Merck & Co. Inc.                              71,897       3,640,864
Pfizer Inc.                                  198,195       6,936,825
Pharmacia Corp.                               41,037       1,536,836
Schering Plough Corp.                         46,266       1,138,144
St. Jude Medical Inc. (a)                      2,756         203,779
Stryker Corp. (a)                              6,198         331,655
Tenet Healthcare Corp.                        10,330         739,111
UnitedHealth Group Inc.                        9,812         898,289
Watson Pharmaceuticals Inc. (a)                3,348          84,604
WellPoint Health Networks Inc. (a)             4,572         355,747

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                              Shares         Value
                                             --------     -----------
Common Stocks (Cont.)

Health Care (Cont.)
Wyeth                                          41,747     $ 2,137,446
Zimmer Holdings Inc. (a)                        6,113         217,990
                                                          -----------
                                                           38,990,794
                                                          -----------
Insurance (3.9%)
AFLAC Inc.                                     16,530         528,960
American International Group Inc.              82,601       5,635,866
Aon Corp.                                       8,513         250,963
Chubb Corp.                                     5,380         380,904
Cigna Corp.                                     4,612         449,301
Cincinnati Financial Corp.                      5,128         238,606
Conseco Inc.                                   10,917          21,834
Jefferson-Pilot Corp.                           4,790         226,184
Lincoln National Corp.                          5,980         251,160
Loews Corp.                                     6,042         324,455
Marsh & McLennan Companies Inc.                 8,679         838,391
MetLife Inc.                                   22,911         659,837
Progressive Corp.                               7,008         405,413
Safeco Corp.                                    3,998         123,498
St. Paul Companies Inc.                         6,528         254,070
The Allstate Corp.                             22,553         834,010
The Hartford Financial Services
   Group Inc.                                   7,780         462,677
Torchmark Corp.                                 3,888         148,522
                                                          -----------
                                                           12,034,651
                                                          -----------
Lodging & Gaming (0.4%)
Carnival Corp.                                 18,583         514,563
Harrahs Entertainment Inc. (a)                  3,523         156,245
Hilton Hotels Corp.                            11,667         162,171
Marriott International Class A                  7,652         291,159
Starwood Hotels Resorts                         6,233         205,003
                                                          -----------
                                                            1,329,141
                                                          -----------
Machinery & Manufacturing (2.5%)
3M Co.                                         12,362       1,520,526
Caterpillar Inc.                               10,873         532,233
Cooper Industries Ltd. (a)                      2,958         116,249
Crane Co.                                       1,920          48,691
Cummins Engine Co. Inc.                         1,260          41,706
Deere & Co.                                     7,464         357,526
Dover Corp.                                     6,375         223,125
Eaton Corp.                                     2,214         161,069
Goodrich Corp.                                  3,210          87,697
Honeywell International Inc.                   25,709         905,728
Illinois Tool Works Inc.                        9,595         661,287
Ingersoll-Rand Co.                              5,325         243,140
Johnson Controls Inc.                           2,763         225,488
Millipore Corp.                                 1,557          49,793
Parker Hannifin Corp.                           3,678         175,772
Textron Inc.                                    4,509         211,472
Thermo Electron Corp. (a)                       5,624          92,796
TRW Inc.                                        3,953         224,530
Tyco International Ltd.                        63,066         852,022
United Technologies Corp.                      14,994       1,018,093
                                                          -----------
                                                            7,748,943
                                                          -----------
Media & Broadcasting (3.0%)
AOL Time Warner Inc. (a)                      140,247       2,063,033
Clear Channel Communications (a)               19,233         615,841
Comcast Corp. Class A                          29,828         698,870
Dow Jones & Co. Inc.                            2,691         130,379
Gannett Co. Inc.                                8,380         636,042
Knight-Ridder Inc.                              2,665         167,762
McGraw Hill Companies Inc.                      6,097         363,991
Meredith Corp.                                  1,605          61,552
New York Times Co.                              4,725         243,337
The Walt Disney Co.                            64,494       1,218,937
Tribune Co.                                     9,388         408,378
Univision Communications Inc. (a)               7,237         227,242
Viacom Inc. Class B (a)                        56,101       2,489,201
                                                          -----------
                                                            9,324,565
                                                          -----------
Mining & Metals (0.9%)
Alcan Aluminium Ltd. ADR                       10,189         382,291
ALCOA Inc.                                     26,810         888,751
Allegheny Technologies Inc.                     2,549          40,402
Barrick Gold Corp. ADR                         16,952         321,918
Freeport-McMoRan Copper & Gold Inc. (a)         4,592          81,967
INCO Ltd. ADR (a)                               5,749         130,330
Newmont Mining Corp. Holding Co.               12,428         327,229
Nucor Corp.                                     2,473         160,844
Phelps Dodge Corp. (a)                          2,600         107,120
Placer Dome Inc. ADR                           10,417         116,775
United States Steel Corp.                       2,821          56,110
Worthington Industries Inc.                     2,705          48,961
                                                          -----------
                                                            2,662,698
                                                          -----------
Oil & Gas (7.3%)
Amerada Hess Corp.                              2,806         231,495
Anadarko Petroleum Corp.                        7,889         388,928
Apache Corp.                                    4,382         251,877
Baker Hughes Inc.                              10,647         354,439
BJ Services Co. (a)                             4,943         167,469
Burlington Resources Inc.                       6,325         240,350
ChevronTexaco Corp.                            33,746       2,986,521
Conoco Inc.                                    19,782         549,939
Devon Energy Corp.                              4,908         241,866
El Paso Corp.                                  18,258         376,297
EOG Resources Inc.                              3,623         143,833
Exxon Mobil Corp.                             215,090       8,801,483
Haliburton Co.                                 13,599         216,768
Kerr-McGee Corp.                                3,156         169,004

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                          Shares          Value
                                          ------          -----

Common Stocks (Cont.)

Oil & Gas (Cont.)
Kinder Morgan Inc.                         3,906     $   148,506
Marathon Oil Corp.                         9,739         264,122
Nabors Industries Ltd. (a)                 4,498         158,105
Noble Corp. (a)                            4,135         159,611
Occidental Petroleum Corp.                11,798         353,822
Phillips Petroleum Co.                    12,032         708,444
Rowan Companies Inc. (a)                   2,960          63,492
Royal Dutch Petroleum Co. ADR             67,199       3,714,089
Schlumberger Ltd. ADR                     18,264         849,276
Sunoco Inc.                                2,398          85,441
Transocean Inc. ADR (a)                   10,125         315,394
Unocal Corp.                               7,744         286,063
Williams Companies Inc.                   16,323          97,775
                                                      ----------
                                                      22,324,409
                                                      ----------
Retailers (7.1%)
Albertsons Inc.                           12,889         392,599
AutoZone Inc. (a)                          3,389         261,970
Bed Bath & Beyond Inc. (a)                 9,148         345,245
Best Buy Inc. (a)                         10,099         366,594
Big Lots Inc.                              3,573          70,317
Circuit City Stores Inc.                   6,555         122,906
Costco Wholesale (a)                      14,296         552,111
CVS Corp.                                 12,322         377,053
Dillard's Inc.                             2,654          69,774
Dollar General Corp.                      10,486         199,548
Family Dollar Stores                       5,459         192,430
Federated Department Stores Inc. (a)       6,178         245,267
GAP Inc.                                  27,311         387,816
Home Depot Inc.                           74,190       2,724,999
JC Penney Inc.                             8,348         183,823
Kohls Corp. (a)                           10,619         744,179
Kroger Co. (a)                            25,307         503,609
Limited Inc.                              16,302         347,233
Lowe's Companies Inc.                     24,523       1,113,344
May Department Stores Co.                  9,228         303,878
Nordstrom Inc.                             4,201          95,153
Office Depot Inc. (a)                      9,665         162,372
Radioshack Corp.                           5,668         170,380
Safeway Inc. (a)                          15,912         464,471
Sears Roebuck & Co.                       10,242         556,141
Sherwin Williams Co.                       4,912         147,016
Target Corp.                              28,542       1,060,050
Tiffany & Co. (a)                          4,556         160,371
TJX Companies Inc.                        17,242         338,116
Toys "R" Us Inc. (a)                       6,257         109,310
Wal-Mart Stores Inc.                     140,876       7,749,589
Walgreen Co.                              32,320       1,248,521
Winn Dixie Stores Inc.                     4,488          69,968
                                                      ----------
                                                      21,836,153
                                                      ----------

Technology (1.6%)
Altera Corp. (a)                          12,151         165,254
American Power Conversion Corp. (a)        6,165          77,864
Analog Devices Inc. (a)                   11,537         342,649
Applied Micro Circuits Corp. (a)           9,501          44,940
Avaya Inc. (a)                            11,352          56,192
Broadcom Corp. (a)                         8,303         145,635
Citrix Systems Inc. (a)                    5,927          35,799
Fiserv Inc. (a)                            6,010         220,627
International Game Technology (a)          2,876         163,069
Jabil Circuit Inc. (a)                     6,214         131,178
Lexmark International Group Inc. (a)       4,066         221,190
Maxim Integrated Products Inc. (a)        10,253         392,997
Mercury Interactive Corp. (a)              2,624          60,247
Molex Inc.                                 6,170         206,880
NCR Corp. (a)                              3,064         106,780
Network Appliance Inc. (a)                10,602         131,571
Novell Inc. (a)                           11,449          36,751
Novellus Systems Inc. (a)                  4,572         155,448
NVIDIA Corp. (a)                           4,611          79,217
Palm Inc. (a)                             18,229          32,083
Parametric Technology Corp. (a)            8,210          29,384
PMC Sierra Inc. (a)                        5,236          48,538
Power-One Inc. (a)                         2,506          15,587
Q Logic Corp. (a)                          2,927         111,519
QUALCOMM Inc. (a)                         24,221         665,835
Rational Software Corp. (a)                6,111          50,171
Sabre Holdings Corp. (a)                   4,372         156,518
Sanmina Corp. (a)                         16,492         104,065
Siebel Systems Inc. (a)                   14,606         207,697
Solectron Corp. (a)                       25,935         159,500
Symbol Technologies Inc. (a)               7,268          61,778
Tektronix Inc.                             2,907          54,390
Teradyne Inc. (a)                          5,717         134,349
Xilinx Inc. (a)                           10,590         237,534
                                                       ---------
                                                       4,843,236
                                                       ---------
Telecom & Telecom Equipment (5.5%)
ADC Telecommunications Inc. (a)           25,086          57,447
Alltel Corp.                               9,870         463,890
Andrew Corp. (a)                           2,583          37,014
AT&T Corp.                               119,235       1,275,815
AT&T Wireless Services Inc. (a)           85,399         499,584
BellSouth Corp.                           59,362       1,869,903
CenturyTel Inc.                            4,505         132,898
Ciena Corp. (a)                           10,382          43,501
Cisco Systems Inc. (a)                   231,873       3,234,628
Citizens Communications Co. (a)            8,845          73,944
Corning Inc.                              29,853         105,978
JDS Uniphase Corp. (a)                    42,905         115,414
Lucent Technologies Inc.                 108,259         179,710
Motorola Inc.                             71,203       1,026,747
Nextel Communications Inc. (a)            25,255          81,069
Nortel Networks Corp. ADR                118,690         172,100

                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                         Shares        Value
                                         ------     ------------

Common Stocks (Cont.)

Telecom & Telecom Equipment (Cont.)
Qwest Communications
   International Inc.                     52,594    $    147,263
SBC Communications Inc.                  105,954       3,231,597
Scientific-Atlanta Inc.                    4,968          81,724
Sprint FON Group                          28,064         297,759
Sprint PCS Group (a)                      31,271         139,781
Tellabs Inc. (a)                          13,008          82,211
Verizon Communications                    85,912       3,449,367
                                                    ------------
                                                      16,799,344
                                                    ------------
Textiles & Clothing (0.3%)
Jones Apparel (a)                          3,927         147,262
Liz Claiborne Inc.                         3,310         105,258
Nike Inc.                                  8,495         455,757
Reebok International Ltd. (a)              1,897          55,961
VF Corp.                                   3,485         136,647
                                                    ------------
                                                         900,885
                                                    ------------
Transportation (0.6%)
Burlington Northern Santa Fe Corp.        12,097         362,910
CSX Corp.                                  6,803         236,812
FedEx Corp.                                9,395         501,693
Norfolk Southern Corp.                    12,262         286,686
Union Pacific Corp.                        7,878         498,520
                                                    ------------
                                                       1,886,621
                                                    ------------
Utilities & Energy (2.6%)
Allegheny Energy Inc. (a)                  3,915         100,811
Ameren Corp.                               4,399         189,201
American Electric Power Co. Inc.          10,689         427,774
Calpine Corp. (a)                         11,550          81,197
Cinergy Corp.                              5,254         189,091
CMS Energy Corp.                           4,157          45,644
Consolidated Edison Inc.                   6,675         278,681
Constellation Energy Group Inc.            5,194         152,392
Dominion Resources Inc.                    8,743         576,863
DTE Energy Co.                             5,162         230,432
Duke Energy Corp.                         26,080         811,088
Dynegy Inc. (a)                           11,106          79,963
Edison International                      10,340         175,780
Entergy Corp.                              6,943         294,661
Exelon Corp.                              10,190         532,937
FirstEnergy Corp.                          9,379         313,071
FPL Group Inc.                             5,565         333,844
KeySpan Corp. (a)                          4,443         167,279
Mirant Corp. (a)                          12,622          92,141
Nicor Inc.                                 1,366          62,495
NiSource Inc. (a)                          6,509         142,091
Peoples Energy Corp.                       1,080          39,517
PG&E Corp.                                12,214         218,508
Pinnacle West Capital Corp.                2,682         105,939
PPL Corp.                                  4,668         154,417
Progress Energy Inc.                       6,873         357,465
Public Service Enterprise Group Inc.       6,530         282,749
Reliant Energy Inc.                        9,396         158,792
Sempra Energy                              6,521         144,310
TECO Energy Inc.                           4,557         111,647
The AES Corp. (a)                         16,862          91,392
The Southern Co.                          22,007         602,992
TXU Corp.                                  8,388         431,143
Xcel Energy Inc.                          12,041         201,928
                                                    ------------
                                                       8,178,235
                                                    ------------
Total Common Stocks
(cost $373,865,388)                                  287,193,272
                                                    ------------

                                      Shares or
                                      principal
                                        amount         Value
                                      -----------   ------------

Short-term Investments (6.5%)
U.S. Treasury Bills, 1.670%,
   July, 2002 (b)                  $  15,517,000    $ 15,510,142
U.S. Treasury Bills, 1.700%,
   August, 2002 (b)                    4,015,000       4,005,432
U.S. Treasury Bills, 1.690%,
   September, 2002 (b)                   412,000         410,480
                                                    ------------
Total Short-term Investments
(cost $19,923,435)                                    19,926,054
                                                    ------------
TOTAL INVESTMENTS (99.9%)
(cost $393,788,823)                                  307,119,326

CASH AND OTHER ASSETS, NET OF
   LIABILITIES (0.1%)                                    205,978
                                                    ------------
NET ASSETS (100.0%)                                 $307,325,304
                                                    ============

(a) Non-income producing security.

(b) At June 30, 2002, these securities have been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

At June 30, 2002, net unrealized depreciation of $87,192,092 consisted of gross unrealized appreciation of $18,868,374 and gross unrealized depreciation of $106,060,466 based on cost of $394,311,418 for federal income tax purposes.

ADR - American Depository Receipts

                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2002
                                  (Unaudited)

                                                      Shares          Value
                                                    ----------     -----------
Common Stocks (97.4%)

Automotive & Transportation (3.6%)
AAR Corp.                                                5,357     $   54,052
Airborne Freight Corp.                                  10,187        195,590
Airtran Holdings Inc. (a)                               13,194         70,588
Alaska Air Group Inc. (a)                                5,203        135,798
Alexander & Baldwin Inc.                                 8,558        218,486
Arctic Cat Inc.                                          3,670         63,818
Arkansas Best Corp. (a)                                  4,530        115,424
Atlantic Coast Airlines Holdings Inc. (a)                8,474        183,886
Atlas Air Inc. (a)                                       3,540         13,098
Aviall Inc. (a)                                          3,970         55,580
Bandag Inc.                                              2,951         83,572
Coachmen Industries Inc.                                 3,295         47,448
Collins & Aikman Corp. (a)                              10,713         97,488
Covenant Transport Inc. (a)                              1,870         39,738
Dura Automotive Systems Corp. (a)                        3,192         66,234
EGL Inc. (a)                                             7,836        132,899
Expressjet Holdings Inc. (a)                             6,100         79,605
Fleetwood Enterprises Inc.                               7,955         69,209
Florida East Coast Industries Inc.                       5,200        131,560
Forward Air Corp. (a)                                    3,163        103,683
Frontier Airlines Inc. (a)                               6,102         49,609
Genesee & Wyoming Inc. (a)                               2,400         54,144
Gulfmark Offshore Inc. (a)                               1,330         55,075
Heartland Express Inc. (a)                               6,336        151,620
IMPCO Technologies Inc. (a)                              2,800         36,680
JB Hunt Transport Services Inc.                          4,424        130,597
Kansas City Southern                                    12,600        211,050
Kirby Corp. (a)                                          3,907         95,526
Knight Transportation Inc. (a)                           5,106        118,408
Landstar Systems Inc. (a)                                1,659        177,264
Mesa Air Group Inc. (a)                                  6,593         60,656
Mesaba Holdings Inc. (a)                                 2,318         13,607
Midwest Express Holdings Inc. (a)                        2,931         38,689
Modine Manufacturing Co.                                 5,726        140,745
Monaco Coach Corp. (a)                                   5,032        109,043
Offshore Logistics Inc. (a)                              4,123         98,499
Oshkosh Truck Corp.                                      3,202        189,270
Overseas Shipholding Group Inc.                          5,755        121,315
Railamerica Inc. (a)                                     5,940         64,271
Roadway Corp.                                            2,451         88,064
Sauer Danfoss Inc.                                       2,992         33,989
Spartan Motors Inc. (a)                                  1,900         29,108
Sports Resorts International Inc. (a)                    4,460         24,084
Standard Motor Products Inc.                             1,710         28,574
Stoneridge Inc. (a)                                      2,707         50,621
Superior Industries International Inc.                   4,446        205,094
TBC Corp. (a)                                            3,520         55,898
Tenneco Automotive Inc.                                  7,900         52,140
Thor Industries Inc.                                     1,640        116,866
Tower Automotive Inc. (a)                               12,922        180,262
UAL Corp. (a)                                           11,600        132,704
US Airways Group Inc. (a)                               13,700         50,690
US Freightways Corp.                                     5,671        214,761
Wabash National Corp.                                    6,023         60,230
Wabtec Corp.                                             7,089         97,616
Werner Enterprises Inc.                                  8,161        173,911
Winnebago Industries Inc.                                2,549        112,156
Yellow Corp. (a)                                         6,134        198,742
                                                                   ----------
                                                                    5,779,334
                                                                   ----------
Consumer Discretionary (17.9%)
1-800 Contacts Inc. (a)                                  1,100         14,841
1-800-Flowers.com Inc. (a)                               2,560         28,570
4 Kids Entertainment Inc. (a)                            2,050         41,472
Aaron Rents Inc.                                         3,030         72,568
ABM Industries Inc.                                      7,726        134,123
AC Moore Arts & Crafts Inc. (a)                          1,300         61,555
Acclaim Entertainment Inc. (a)                          14,730         51,997
Action Performance Companies Inc. (a)                    3,310        104,596
Acuity Brands Inc. (a)                                   8,800        160,160
Administaff Inc. (a)                                     4,656         46,560
Advanced Marketing Services Inc.                         2,900         53,070
Advisory Board Co. (a)                                   1,000         36,240
ADVO Inc. (a)                                            4,062        156,996
Aeropostale Inc. (a)                                     2,600         71,162
AFC Enterprises Inc. (a)                                 2,990         93,437
Alliance Gaming Corp. (a)                                8,960        109,491
AMC Entertainment Inc. (a)                               5,590         79,378
Amerco Inc. (a)                                          1,968         29,107
American Tower Corp. (a)                                34,000        117,300
American Woodwork Corp. (a)                                990         55,569
Ameristar Casinos Inc. (a)                               2,100         61,026
Angelica Corp. (a)                                       1,900         32,680
Ann Taylor Stores Corp. (a)                              9,208        233,791
APAC Customer Services Inc. (a)                          5,500         32,450
Applica Inc. (a)                                         4,227         52,415
Argosy Gaming Co. (a)                                    5,120        145,408
Atrix Laboratories Inc. (a)                              4,330         96,342
Avenue A Inc. (a)                                        7,600         27,056
Aztar Corp. (a)                                          7,198        149,718
Bally Total Fitness Holding Corp. (a)                    6,467        120,998
Banta Corp.                                              5,109        183,413
Bassett Furniture Industries Inc.                        2,150         41,923
Beasley Broadcast Group Inc. (a)                         1,800         26,548
BEBE Stores Inc. (a)                                     1,390         28,203
Blair Corp.                                              1,700         43,486
Blyth Inc. (a)                                           7,000        218,540
Bob Evans Farms Inc.                                     7,335        230,906
Boca Resorts Inc. (a)                                    5,450         72,212
Bombay Co. Inc. (a)                                      7,000         31,430
Bowne & Co. Inc.                                         7,111        104,816
Boyd Gaming Corp. (a)                                    6,406         91,990
Bright Horizons Family Solutions Inc. (a)                2,290         75,822
Brookstone Inc. (a)                                      1,800         31,932
Brown Shoe Co. Inc.                                      3,662        102,902

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2002
                                  (Unaudited)

                                             Shares         Value
                                           ----------  ------------
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
BUCA Inc. (a)                                 3,070    $    58,483
Buckle Inc. (a)                               1,321         32,655
Burlington Coat Factory
   Warehouse Corp.                            3,510         74,587
Bush Industries Inc.                          1,479         17,748
California Pizza Kitchen Inc. (a)             3,630         90,024
Carecentric Inc. (a)                             58             30
Casella Waste Systems Inc. (a)                4,100         49,241
Cato Corp.                                    3,030         67,569
CDI Corp. (a)                                 2,493         81,147
Central Garden & Pet Co. (a)                  3,200         56,096
Central Parking Corp.                         3,791         86,966
Century Business Services Inc. (a)           16,739         54,552
Championship Auto Racing Teams
   Inc. (a)                                   3,311         32,613
Champs Entertainment Inc. (a)                 1,900         23,199
Charles River Associates Inc. (a)             1,600         32,064
Charlotte Russe Holding Inc. (a)              4,170         93,116
Charming Shoppes Inc. (a)                    22,623        195,463
Checkers Drive-In Restaurants Inc. (a)        1,600         19,008
Chemed Corp.                                  2,013         75,870
Cherokee Inc. (a)                             1,000         20,770
Chicago Pizza & Brewery Inc. (a)              2,400         23,952
Children's Place Retail Stores Inc. (a)       2,325         61,615
Choice Hotels International Inc. (a)          7,172        143,512
Christopher & Banks Corp. (a)                 4,995        211,288
Churchill Downs Inc.                          1,791         72,231
CKE Restaurants Inc.                         10,800        122,904
Claire's Stores Inc.                          8,990        205,871
Coinstar Inc. (a)                             4,605        112,592
Coldwater Creek Inc. (a)                        960         23,424
Cole National Corp. (a)                       1,770         33,630
Concord Camera Corp. (a)                      4,950         25,250
Consolidated Graphics Inc. (a)                2,110         39,605
Corinthian Colleges Inc. (a)                  8,040        272,476
Cornell Corrections Inc. (a)                  2,800         33,180
Corporate Executive Board Co. (a)             7,894        270,369
Cost Plus Inc. (a)                            4,385        133,563
CoStar Group Inc. (a)                         2,693         55,287
Courier Corp. (a)                               800         31,968
CPI Corp.                                     1,500         29,235
Cross Country Inc. (a)                        6,800        257,040
Cross Media Marketing Corp. (a)               1,800         16,920
Crown Media Holdings Inc. (a)                 5,600         44,184
CSK Auto Corp. (a)                            5,915         82,455
CSS Industries Inc. (a)                       1,011         35,891
Daisytek International Corp. (a)              3,840         65,126
Dave & Buster's Inc. (a)                      2,300         27,922
Deb Shops Inc.                                  860         29,050
dELiIA*s Corp. (a)                            6,190         31,569
Dendrite International Inc. (a)               6,586         63,687
Department 56 Inc. (a)                        2,300         37,444
DHB Industries Inc. (a)                       3,100         12,555
Diamond Cluster International Inc. (a)        6,179         36,950
Dollar Thrifty Automotive Group Inc. (a)      5,129        132,841
Doubleclick Inc. (a)                         25,300        183,425
Dover Downs Gaming & Entertainment
   Inc.                                       2,894         36,609
Dover Motorsports Inc.                        2,706         15,154
Dress Barn Inc. (a)                           5,790         89,571
Drugstore.com Inc. (a)                        5,700         15,333
Electronics Boutique Holdings Corp. (a)       2,106         61,706
Elizabeth Arden (a)                           3,370         58,975
Escalade Inc. (a)                               800         18,296
Factory 2-U Stores Inc. (a)                   3,286         45,511
FAO Inc. (a)                                  3,600         28,620
Finish Line Inc. Class A (a)                  3,980         71,322
Finlay Enterprises Inc. (a)                   1,200         19,764
First Consulting Group Inc. (a)               3,637         31,278
Footstar Inc. (a)                             4,248        103,906
Fossil Inc. (a)                               4,187         86,085
Fred's Inc.                                   4,555        167,533
FreeMarkets Inc. (a)                          8,320        117,562
Friedmans Inc.                                3,500         45,497
FTD Inc. Class A (a)                            419          5,387
FTI Consulting Inc. (a)                       3,920        137,239
G&K Services Inc.                             4,109        140,692
Gaiam Inc. (a)                                1,300         19,032
Galyan's Trading Co. (a)                      2,200         50,226
Garan Inc.                                      700         40,152
Gart Sports Co. (a)                           1,300         37,037
Gaylord Entertainment Co. Class A             4,441         99,789
Genesco Inc. (a)                              4,425        107,749
Global Imaging Systems Inc. (a)               1,690         32,093
Goody's Family Clothing Inc. (a)              3,300         38,049
Gray Communications Systems Inc.              2,500         45,250
Great Atlantic & Pacific Tea Co. Inc.         4,500         84,105
Green Mountain Coffee Inc. (a)                  990         20,998
Grey Global Group Inc.                          158        109,022
Group 1 Automotive Inc. (a)                   3,922        148,369
GSI Commerce Inc. (a)                         3,500         26,075
Guess ? Inc. (a)                              2,082         14,990
Guitar Center Inc. (a)                        3,605         66,873
Gymboree Corp. (a)                            5,600         89,712
Hancock Fabrics Inc.                          3,600         66,852
Handleman Co. (a)                             5,326         77,014
Haverty Furniture Companies Inc.              3,296         65,096
Heidrick & Struggles International
   Inc. (a)                                   5,060        101,048
Herbalife International Inc. Class B (a)      3,700         70,929
Hibbett Sporting Goods Inc. (a)               1,440         36,576
Hollinger International Inc.                 10,400        124,800
Hollywood Casino Corp. (a)                    2,050         22,140
Hollywood Entertainment Corp. (a)            11,263        232,919
Hot Topic Inc. (a)                            6,675        178,289
IHOP Corp. (a)                                4,186        123,278

                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                                         Shares       Value
                                                        --------     --------
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Infogrames Inc. (a)                                        2,600     $  7,098
Information Holdings Inc. (a)                              4,344      105,994
Infousa Inc. (a)                                           4,772       26,108
Insight Communications Co. Inc. (a)                        8,500       99,705
Insight Enterprises Inc. (a)                               8,716      219,556
Insurance Auto Auctions Inc. (a)                           2,150       41,925
Internap Network Services Corp. (a)                        7,323        1,684
Internet Cap Group Inc. (a)                                  154           42
InterTAN Inc. (a)                                          5,126       57,155
Isle of Capri Casinos Inc. (a)                             4,550       92,137
ITT Educational Services Inc. (a)                          8,974      195,633
J Jill Group Inc. (a)                                      2,580       97,911
Jack in the Box (a)                                        7,771      247,118
Jakks Pacific Inc. (a)                                     4,877       86,372
Jarden Corp. (a)                                           2,500       49,500
Jo-Ann Stores Inc. (a)                                     3,100       90,520
Journal Register Co. (a)                                   5,800      116,580
K-Mart Corp. (a)                                         104,000      107,120
K-Swiss Inc.                                               2,900       75,342
K2 Inc.                                                    3,800       38,950
Kellwood Co.                                               6,403      208,097
Kelly Services Inc. Class A                                3,941      106,446
Kenneth Cole Productions Inc. (a)                          2,096       59,422
kforce.com Inc. (a)                                        4,217       25,091
Korn Ferry International (a)                               8,969       81,618
Labor Ready Inc. (a)                                       8,685       50,807
Landry's Seafood Restaurants Inc.                          4,660      118,877
Lawson Products Inc.                                         834       25,696
Learning Tree International (a)                            3,423       63,462
Libbey Inc.                                                3,293      112,291
Liberty Livewire Corp. Class A (a)                         2,300        6,762
Lightbridge Inc. (a)                                       6,015       49,383
Linens 'n Things Inc. (a)                                  7,010      229,998
Lithia Motors Inc. (a)                                     2,250       58,927
LodgeNet Entertainment Corp. (a)                           2,500       35,998
Lone Star Steakhouse & Saloon Inc.                         4,280      100,965
Luby's Inc.                                                5,028       31,928
Magna Entertainment Class A (a)                            9,510       66,475
Mail-Well Inc. (a)                                         7,564       39,333
Marine Products Corp. (a)                                  1,600       18,640
Marinemax Inc. (a)                                         1,600       20,720
Martha Stewart Living Omnimedia Inc. (a)                   1,900       21,793
Marvel Enterprises Inc. (a)                                3,500       19,180
Matthews International Corp.                               5,834      136,224
Maximus Inc. (a)                                           3,575      113,327
Maxwell Shoe Co. Inc. CI A (a)                             2,900       45,965
Mediacom Communications Corp. (a)                         11,100       86,469
Medical Staffing Network Holdings Inc. (a)                 1,600       39,200
MemberWorks Inc. (a)                                       3,111       57,647
Metro One Telecommunications Inc. (a)                      3,955       55,212
Midas Group Inc.                                           2,658       33,252
Midway Games Inc. (a)                                      5,667       48,169
Monro Muffler Brake Inc. (a)                               1,200       27,300
Mothers Work Inc. (a)                                        400       15,720
Movado Group Inc.                                          1,770       43,542
Movie Gallery Inc. (a)                                     3,625       76,560
MPS Group Inc. (a)                                        19,850      168,725
MTR Gaming Group Inc. (a)                                  4,420       73,814
Multimedia Games Inc. (a)                                  2,200       47,982
National Presto Industries Inc.                            1,270       40,640
Nautica Enterprises Inc. (a)                               5,041       65,483
Nautilus Group Inc. (a)                                    6,327      193,606
Navigant Consulting Inc. (a)                               8,303       58,038
Navigant International Inc. (a)                            2,450       37,902
NetRatings Inc. (a)                                        1,800       16,470
Nu Skin Enterprises Inc.                                   9,500      138,225
O'Charley's Inc. (a)                                       3,196       80,859
Oakley Inc. (a)                                            5,300       92,220
OfficeMax Inc. (a)                                        24,428      143,881
On Assignment Inc. (a)                                     4,346       77,359
Oneida Ltd.                                                3,288       62,965
Oshkosh B'Gosh Inc.                                        2,118       92,112
Overstock.com Inc. (a)                                       400        5,620
Overture Services Inc. (a)                                10,910      272,532
Oxford Industries Inc.                                     1,600       44,800
Pacific Sunwear of California Inc. (a)                     6,319      140,092
Panera Bread Co. (a)                                       4,840      168,190
Papa Johns International Inc. (a)                          3,165      105,679
Parkervision Inc. (a)                                      1,884       36,135
Party City Corp. (a)                                       1,300       21,190
Paxson Communications Corp. (a)                            6,902       40,032
Payless ShoeSource Inc. (a)                                4,700      270,955
PC Connection Inc. (a)                                     1,982        8,126
PDI Inc. (a)                                               1,987       30,779
Pegasus Solutions Inc. (a)                                 5,304       92,820
Penn National Gaming Inc. (a)                              6,300      114,345
PF Chang's China Bistro Inc. (a)                           3,314      104,126
Phillips-Van Heusen Corp.                                  4,990       77,844
Pinnacle Systems Inc. (a)                                 12,530      137,692
Plato Learning Inc. (a)                                    3,480       34,348
Playboy Enterprises Inc. Class B (a)                       3,449       43,975
Playtex Products Inc. (a)                                  5,848       75,732
Pre-Paid Legal Services Inc. (a)                           3,485       69,351
Priceline.com Inc. (a)                                    26,860       74,939
Pricesmart Inc. (a)                                          800       30,840
Prime Hospitality Corp. (a)                                9,194      119,062
Primedia Inc. (a)                                         26,500       32,330
Princeton Review Inc. (a)                                  3,400       31,076
Private Media Group Inc. (a)                               2,200        6,292
ProBusiness Services Inc. (a)                              4,436       64,628
Proquest Co. (a)                                           3,010      106,704
Pulitzer Inc.                                              2,058      106,810
QRS Corp. (a)                                              3,994       31,113
Quiksilver Inc. (a)                                        4,687      116,238

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2002
                                   (Unaudited)

                                                        Shares       Value
                                                       -------      --------
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Racing Champions Corp. (a)                               1,800      $ 31,932
Rare Hospitality International Inc. (a)                  4,662       125,501
Raytech Corp. (a)                                        8,900        80,545
Regent Comunications Inc. (a)                            5,440        38,401
Regis Corp.                                              9,128       246,629
Remedytemp Inc. (a)                                      1,200        21,840
Renaissance Learning Inc. (a)                            2,238        45,252
Rent-Way Inc. (a)                                        5,418        70,001
Resources Connection Inc. (a)                            4,040       109,040
Restoration Hardware Inc. (a)                            3,800        33,630
Revlon Inc. (a)                                          1,800         8,910
REX Stores Corp. (a)                                     1,800        24,858
RH Donnelley Corp. (a)                                   5,772       161,443
Right Management Consultants Inc. (a)                    2,270        59,699
RMH Teleservices Inc. (a)                                2,600        17,862
Rollins Inc.                                             3,102        63,095
Russ Berrie & Co. Inc.                                   2,158        76,393
Russell Corp.                                            5,328       102,564
Ryan's Family Steak Houses Inc. (a)                      9,287       122,681
Saga Communications Inc. (a)                             3,115        70,088
Salem Communications Corp. (a)                           2,500        62,175
Salton Inc. (a)                                          1,648        22,973
School Speciality Inc. (a)                               3,007        79,866
Scientific Games Corp. (a)                               7,270        57,724
SCP Pool Corp. (a)                                       4,303       119,451
Service Corp. International                             62,300       300,909
Sharper Image Corp. (a)                                  1,500        30,225
Shoe Carnival Inc. (a)                                   1,500        32,010
ShopKo Stores Inc. (a)                                   6,145       122,777
Shuffle Master Inc. (a)                                  3,745        68,796
Sinclair Broadcast Group Inc. (a)                        6,443        93,030
Sirius Satellite Radio Inc. (a)                         14,256        53,731
Sitel Corp. (a)                                         12,140        37,877
Skechers USA Inc. (a)                                    3,700        79,957
Skillsoft Corp. (a)                                      2,230        17,506
Sonic Corp. (a)                                          7,694       241,669
Sourcecorp (a)                                           3,236        85,754
Spanish Broadcasting System Inc. (a)                     7,500        75,000
Speedway Motorsports Inc. (a)                            2,800        71,204
Spherion Corp. (a)                                      12,450       148,155
Sports Authority Inc. (a)                                7,000        79,520
Stage Stores Inc. (a)                                    2,500        86,850
Stamps.com Inc. (a)                                      8,900        39,427
Stanley Furniture Inc. (a)                               1,010        27,018
StarTek Inc. (a)                                         2,229        59,603
Station Casinos Inc. (a)                                 7,260       129,591
Steak n Shake Co. (a)                                    4,826        74,803
Stein Mart Inc. (a)                                      4,287        50,887
Steinway Musical Instruments Inc. (a)                    1,150        24,610
Steven Madden Ltd. (a)                                   2,300        45,607
Stewart Enterprises Inc.                                20,350       129,629
Strattec Security Corp. (a)                                700        38,724
Strayer Education Inc.                                   1,537        97,753
Stride Rite Corp.                                        8,174        65,392
Sturm Ruger & Co. Inc.                                   3,961        56,048
Sylvan Learning Systems Inc. (a)                         6,620       132,003
Take Two Interactive Software Inc. (a)                   8,000       164,720
TeleTech Holdings Inc. (a)                               8,630        82,330
Tetra Tech Inc. (a)                                     10,507       154,453
The Boyds Collection Ltd. (a)                            9,330        58,686
The Liberty Corp.                                        3,461       137,921
The Marcus Corp.                                         4,130        68,186
The Men's Wearhouse Inc. (a)                             6,653       169,651
The Pep Boys-Manny Moe & Jack                           10,149       171,011
THQ Inc. (a)                                             8,323       248,192
TiVo Inc. (a)                                            4,660        17,289
Too Inc. (a)                                             7,200       221,760
Topps Co. Inc. (a)                                       7,818        78,649
Toro Co.                                                 2,582       148,052
Tractor Supply Co. (a)                                   1,400        99,386
Trans World Entertainment Corp. (a)                      5,179        30,194
Tropical Sportswear International Corp. (a)                930        20,637
Tuesday Morning Corp. (a)                                2,614        48,516
Tupperware Corp.                                        10,892       226,445
Tweeter Home Entertainment Group Inc. (a)                4,348        71,046
Ultimate Electronics Inc. (a)                            2,300        59,593
UniFirst Corp.                                           1,720        43,310
United Auto Group Inc. (a)                               3,493        72,829
United Natural Foods Inc. (a)                            3,989        77,785
United Stationers Inc. (a)                               6,545       198,968
Universal Electronics Inc. (a)                           2,900        43,384
Urban Outfitters Inc. (a)                                1,490        51,733
Vail Resorts Inc. (a)                                    2,602        44,494
ValueVision Media Inc. (a)                               4,832        87,701
Vans Inc. (a)                                            3,750        30,454
Volt Information Sciences Inc. (a)                       2,248        55,054
Wackenhut Corrections Corp. (a)                          1,610        24,102
Wallace Computer Services Inc.                           7,587       163,120
Waste Connections Inc. (a)                               5,871       183,410
Watson Wyatt & Co. (a)                                   4,310       104,388
West Marine Inc. (a)                                     2,200        28,072
WestPoint Stevens Inc.                                   6,900        26,703
Wet Seal Inc. (a)                                        5,870       142,641
Whitehall Jewellers Inc. (a)                             2,400        49,800
William Lyon Homes Inc. (a)                              1,100        28,655
Wilsons The Leather Experts (a)                          2,700        37,800
Wireless Facilities Inc. (a)                             5,430        26,607
WMS Industries Inc. (a)                                  4,498        55,100
Wolverine World Wide Inc.                                8,414       146,824
World Fuel Services Corp. (a)                            2,000        48,800
World Wrestling Entertainment (a)                        2,700        38,178
Wyndham International Inc.                              30,700        35,612
XM Satellite Radio Holdings (a)                         11,330        83,275
Yankee Candle Co. (a)                                    5,700       154,470

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                                Shares          Value
                                              ----------     ------------
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Young Broadcasting Inc. (a)                        4,206     $    74,783
                                                             -----------
                                                              28,273,922
                                                             -----------
Consumer Staples (2.6%)
7-Eleven Inc. (a)                                  4,600          37,490
American Italian Pasta Co. (a)                     3,470         176,935
Aurora Foods Inc. (a)                              4,200           6,762
Boston Beer Co. Inc. (a)                           1,700          27,149
Casey's General Stores Inc.                        8,102          97,548
Chiquita Brands International Inc. (a)             7,500         134,325
Coca-Cola Bottling Co.                               590          25,370
Del Monte Foods Co. (a)                            7,305          86,199
Dimon Inc.                                         8,880          61,450
Duane Reade Inc. (a)                               4,573         155,711
Farmer Brothers Co.                                  200          72,554
Fleming Companies Inc.                             8,420         154,507
Flowers Foods Inc. (a)                             5,000         129,250
Hain Celestial Group Inc. (a)                      5,086          94,091
Horizon Organic Holdings Corp. (a)                 1,500          26,430
Ingles Markets Inc.                                2,553          32,372
International Multifoods Corp.                     3,408          89,835
Interstate Bakeries Corp.                          9,200         265,696
J&J Snack Foods Corp. (a)                          1,290          57,998
JM Smucker Co. (a)                                 9,358         319,389
Lance Inc.                                         5,111          74,518
Longs Drug Stores Corp.                            6,400         180,544
Monterey Pasta Co. (a)                             3,200          30,176
Nash Finch Co.                                     2,450          78,302
Nature's Sunshine Products Inc.                    2,600          29,406
NBTY Inc. (a)                                      8,655         133,979
Pathmark Stores Inc. (a)                           7,160         134,680
Penn Traffic Co. (a)                               2,400          24,000
Pete's Coffee & Tea Inc. (a)                       1,900          34,979
Pilgrim's Pride Corp. Class A                      2,909          40,726
Ralcorp Holdings Inc. (a)                          6,346         198,312
Riviana Foods Inc.                                 1,242          31,496
Robert Mondavi Corp. (a)                           1,925          65,893
Ruddick Corp. (a)                                  6,423         107,585
Sanderson Farms Inc.                               1,100          27,511
Schweitzer Mauduit International Inc.              2,811          69,151
Sensient Technology Corp.                          9,502         216,266
Smart & Final Inc.                                 2,500          19,500
Standard Commercial Corp.                          2,470          53,599
Triarc Companies Inc. (a)                          3,082          84,293
Universal Corp.                                    5,487         201,373
Vector Group Ltd.                                  4,243          75,525
Weis Markets Inc. (a)                              2,200          80,850
Wild Oats Markets Inc. (a)                         4,022          64,754
                                                             -----------
                                                               4,108,479
                                                             -----------
Durable Products (7.8%)
Active Power (a)                                   5,570          20,108

Durable Products (Cont.)
Actuant Corp.                                      1,900          78,375
ADE Corp. (a)                                      2,100          24,045
Advanced Energy Industries Inc. (a)                3,900          86,502
Allen Telecom Inc. (a)                             6,258          26,597
American Superconductor Corp. (a)                  5,881          32,110
Ametek Inc.                                        6,884         256,429
AO Smith Corp.                                     3,470         106,911
Applied Industrial Technologies Inc.               4,124          80,418
Arris Group Inc. (a)                              13,860          60,970
Artesyn Technologies Inc. (a)                      7,908          51,252
Astec Industries Inc. (a)                          2,993          48,157
Astropower Inc. (a)                                3,735          73,355
Asyst Technology Corp. (a)                         7,698         156,654
ATMI Inc. (a)                                      5,570         124,601
Audiovox Corp. (a)                                 3,700          29,415
August Technology Corp. (a)                        1,600          15,824
Baldor Electric Co.                                6,235         156,249
BE Aerospace Inc. (a)                              7,450          98,191
Beazer Homes USA Inc. (a)                          2,470         197,600
Belden Inc.                                        5,000         104,200
Briggs & Stratton Corp.                            4,600         177,744
Brooks-PRI Automation Inc. (a)                     7,109         181,706
C&D Technologies Inc.                              6,044         108,913
C-COR.net Inc. (a)                                 6,926          48,482
Cable Design Technologies Corp. (a)                9,191          98,803
Cascade Corp.                                      2,000          31,000
Champion Enterprises Inc. (a)                     10,265          57,689
Cognex Corp. (a)                                   7,060         141,553
Cohu Inc.                                          4,212          72,783
Columbus McKinnon Corp.                            2,700          23,328
Credence Systems Corp. (a)                        12,881         228,895
Crown Castle International Corp. (a)              43,600         171,348
CTS Corp.                                          7,180          86,375
Cuno Inc. (a)                                      3,293         119,141
Curtiss-Wright Corp.                               2,162         172,636
Dionex Corp. (a)                                   3,878         103,892
Ducommun Inc. (a)                                  1,400          36,736
Dupont Photomasks Inc. (a)                         2,488          80,810
Electro Scientific Industries Inc. (a)             5,768         140,162
Electroglas Inc. (a)                               4,613          46,130
Emcore Corp. (a)                                   5,484          32,904
Engineered Support Systems Inc.                    1,750          91,525
Entegris Inc. (a)                                  9,700         141,620
Esterline Technologies Corp. (a)                   4,349          98,722
FEI Co. (a)                                        5,100         125,001
Flow International Corp. (a)                       2,820          19,004
Franklin Electric Co. Inc.                         1,852          87,174
FSI International Inc. (a)                         5,503          41,107
Gardner Denver Inc. (a)                            3,295          65,900
General Binding Corp.                              1,300          21,749
General Cable Corp.                                6,305          39,722
Genlyte Group Inc. (a)                             2,527         102,672
Gormann Rupp Co.                                   1,590          50,085

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                                    Shares          Value
                                                  ----------     -----------

Common Stocks (Cont.)

Durable Products (Cont.)
Headwaters Inc. (a)                                    5,220     $    82,215
Heico Corp.                                            3,050          42,761
Hovnanian Enterprises Inc. (a)                         3,130         112,304
IDEX Corp.                                             6,505         217,918
Imagistics International Inc. (a)                      3,800          81,586
Integrated Defense Technologies Inc. (a)                 200           5,886
InterDigital Communications Corp. (a)                 11,628         105,233
Ionics Inc. (a)                                        4,112          99,716
Itron Inc. (a)                                         4,100         107,543
JLG Industries Inc.                                    8,891         124,741
Joy Global Inc. (a)                                    9,100         157,794
Kadant Inc. (a)                                        2,600          42,900
Kennametal Inc.                                        6,491         236,922
Keystone Automotive Industries Inc. (a)                2,100          39,963
Kimball International Inc. Class B                     7,187         117,795
Kulicke & Soffa Industries Inc. (a)                   10,388         128,707
Ladish Co. Inc. (a)                                    1,900          23,180
Lincoln Electric Holdings Inc.                         6,551         176,222
Lindsay Manufacturing Co.                              2,357          55,625
LS Starrett Co. Class A                                1,500          37,875
LTX Corp. (a)                                          9,812         140,115
Magnetek Inc. (a)                                      3,818          37,798
Manitowoc Inc.                                         5,043         178,774
MasTec Inc. (a)                                        3,940          28,998
Mattson Technology Inc. (a)                            7,300          33,726
MDC Holdings Inc.                                      4,096         212,992
Meritage Corp. (a)                                     1,620          73,224
MI Schottenstein Home Homes Inc.                       2,540          94,615
Micros Systems Inc. (a)                                3,492          96,763
Milacron Inc.                                          3,969          40,881
Mine Safety Appliances Co.                             1,611          64,440
Moog Inc. (a)                                          3,230         138,502
MTS Systems Corp.                                      4,070          51,079
Mykrolis Corp. (a)                                     8,400          99,204
Nacco Industries Inc.                                  1,391          80,817
Nanometrics Inc. (a)                                   1,760          27,947
Nordson Corp.                                          4,762         117,431
Orbital Sciences Corp. (a)                             9,047          72,105
Osmonics Inc. (a)                                      2,210          35,139
Palm Harbor Homes Inc. (a)                             3,659          72,664
Photon Dynamics Inc. (a)                               3,600         108,000
Photronics Inc. (a)                                    5,687         107,712
Plantronics Inc. (a)                                   7,994         151,966
Plug Power Inc. (a)                                    3,300          26,103
Powell Industries Inc. (a)                             1,390          33,708
Powerwave Technologies Inc. (a)                       13,790         126,316
Presstek Inc. (a)                                      6,259          25,036
Proton Energy Systems (a)                              7,230          23,208
Rayovac Corp. (a)                                      6,687         123,375
Regal Beloit Corp.                                     4,785         113,931
Robbins & Myers Inc.                                   1,765          45,978
Roper Industries Inc.                                  6,174         230,290
Rudolph Technologies Inc. (a)                          2,260          56,342
Semitool Inc. (a)                                      3,500          28,560
Skyline Corp.                                          1,290          42,351
Somera Communications Inc. (a)                         6,600          47,124
SpectraLink Corp. (a)                                  3,600          38,304
Standard Pacific Corp.                                 6,814         239,035
Standex International Corp.                            2,726          68,423
Stewart & Stevenson Services Inc.                      5,960         105,730
SureBeam Corp. (a)                                     2,330          12,722
Technitrol Inc.                                        8,411         195,976
Tecumseh Products Co.                                  3,100         164,548
Teledyne Technologies Inc. (a)                         6,400         131,904
Tennant Co.                                            1,852          73,339
Terayon Communication Systems (a)                     11,630          15,468
Terex Corp. (a)                                        8,561         192,537
Therma-Wave Inc. (a)                                   5,250          59,798
Thomas & Betts Corp.                                  11,620         216,132
Thomas Industries Inc.                                 3,010          86,086
Tollgrade Communications Inc. (a)                      2,840          41,663
TRC Companies Inc. (a)                                 1,765          36,271
Triumph Group Inc. (a)                                 3,568         159,133
Ultratech Stepper Inc. (a)                             4,871          78,862
United Defense Industries Inc. (a)                     4,300          98,900
Veeco Instruments Inc. (a)                             5,886         136,026
Vicor Corp. (a)                                        4,537          31,714
Watts Industries Inc.                                  3,555          70,567
Wesco International Inc. (a)                           4,361          27,474
Woodhead Industries Inc.                               2,200          37,708
Woodward Governor Co.                                  1,812         107,125
X-Rite Inc.                                            3,800          32,680
Zygo Corp. (a)                                         3,550          28,578
                                                                 -----------
                                                                  12,344,077
                                                                 -----------
Financial Services (21.0%)
1st Source Corp.                                       3,024          74,753
ABC Bancorp (a)                                        2,300          34,247
Acacia Research Crop. (a)                              4,752          33,739
Actrade Financial Technologies Ltd. (a)                1,640          17,089
Advanta Corp. Class B (a)                              4,700          51,371
Alabama National Bancorporation                        2,033          88,009
Alexander's Inc. (a)                                     552          42,394
Alexandria Real Estate Equities Inc.                   3,545         174,733
Alfa Corp.                                            12,064         141,149
Allegiant Bancorp Inc. (a)                             2,600          47,242
Amcore Financial Inc.                                  5,221         120,971
America First Mortgage Investment                      7,200          70,920
American Capital Strategies Ltd.                       8,000         219,760
American Financial Holdings Inc.                       4,900         146,608
American Medical Security Group Inc.                   1,400          33,530
American National Bankshares Inc. (a)                  1,400          38,346
American Physicians Capital Inc. (a)                   3,050          56,300
AmeriTrade Holding Corp. (a)                          19,200          87,936
AMLI Residential Properties                            3,556          92,456

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                                        Shares          Value
                                                      ----------     -----------
Common Stocks (Cont.)

Financial Services (Cont.)
Anchor Bancorp of Wisconsin Inc.                           4,474     $   107,868
Anthracite Capital Inc.                                    9,310         123,358
Anworth Mortgage Asset Corp. (a)                           2,600          36,374
Apex Mortgage Capital Inc. (a)                             5,900          88,441
Argonaut Group Inc.                                        4,400          94,248
Arrow Financial Corp.                                      1,439          48,912
Associated Estates Realty Corp.                            2,260          23,956
Baldwin & Lyons Inc. Class B                               1,813          41,391
Banc Corp. (a)                                             3,000          26,160
BancFirst Corp.                                              827          38,365
Bancorp Connecticut Inc. (a)                               1,000          28,060
Bank Mutual Corporation                                    2,490          50,721
Bank of Granite Corp.                                      2,926          57,613
BankAtlantic Bancorp Inc. Class A                          8,810         106,161
BankUnited Financial Corp. Class A (a)                     4,530          86,750
Banner Corp. (a)                                           2,260          55,935
Barra Inc. (a)                                             3,345         124,367
Bay View Capital Corp.                                    13,148          84,279
Bedford Property Investors Inc.                            3,946         106,937
Berkshire Hills Bancorp Inc. (a)                           1,500          39,300
BKF Capital Group Inc. (a)                                 1,300          37,050
Boston Private Financial Holdings Inc.                     4,110         101,681
BostonFed Bancorp Inc. (a)                                   900          28,890
Boykin Lodging Co.                                         6,555          68,565
Brandywine Realty Trust                                    5,995         155,271
Brookline Bancorp Inc.                                     3,407          86,197
Bryn Mawr Bank Corp. (a)                                     900          36,270
BSB Bancorp Inc.                                           1,870          49,892
Camden National Corp. (a)                                  1,800          50,130
Capital Automotive REIT                                    3,017          71,986
Capital City Bank Group Inc.                               1,490          51,450
Capitol Bancorp Ltd. (a)                                   1,700          40,528
Capstead Mortgage Corp.                                    2,832          63,720
Carreker-Antinori Inc. (a)                                 4,150          46,978
Cascade Bancorp (a)                                        2,800          50,400
Cash America International Inc.                            4,644          42,725
Cathay Bancorp Inc.                                        3,246         134,706
CB Bancshares Inc. (a)                                       800          30,312
CBL & Associates Properties Inc.                           4,383         177,511
CCBT Financial Companies, Inc.                             1,690          48,013
CCC Information Services Group Inc. (a)                    3,436          48,104
Centennial Bancorp                                         4,692          36,973
Central Coast Bancorp (a)                                  1,600          36,288
CFS Bancorp Inc. (a)                                       3,170          49,008
Charter Financial Corp. (a)                                  800          22,768
Charter Municipal Mortgage Acceptance Co.                  8,557         152,999
Chateau Communities Inc.                                   4,495         137,547
Chelsea Property Group Inc.                                6,378         213,344
Chemical Financial Corp.                                   4,781         179,335
Chittenden Corp.                                           6,407         185,675
Citizens First Bancorp Inc. (a)                            2,100          47,229
Citizens Inc. (a)                                          4,743          61,564
City Bank                                                  1,700          54,400
City Holding Corp.                                         3,500          81,935
Clark Bardes Holdings Inc. (a)                             3,070          70,119
CNA Surety Corp.                                           2,515          36,945
Coastal Bancorp Inc.                                       1,490          47,322
Coastal Financial Corp. (a)                                2,000          29,600
Cobiz Inc.                                                 1,650          28,397
Colonial Properties Trust                                  3,679         143,297
Columbia Bancorp (a)                                       1,300          30,693
Columbia Banking Systems Inc. (a)                          2,931          37,839
Commerce Group Inc.                                        5,154         203,841
Commercial Federal Corp.                                   9,730         279,737
Commercial Net Lease Realty Inc.                           7,448         119,168
Commonwealth Bancorp Inc.                                  1,480          43,912
Community Bank System Inc.                                 2,880          92,880
Community Banks Inc.                                       1,660          48,837
Community First Bankshares Inc.                            8,331         217,356
Community Trust Bancorp Inc.                               2,410          67,745
CompuCredit Corp. (a)                                      3,180          22,387
Connecticut Bancshares Inc.                                2,310          76,692
Conseco Inc.                                              63,700         127,400
Cornerstone Realty Income Trust Inc.                       9,718         108,550
Corporate Office Properties                                3,580          52,232
Correctional Properties Trust (a)                          1,700          37,400
Corrections Corporation of America (a)                     6,470         111,931
Corus Bankshares Inc.                                      2,008          92,205
CPB Inc.                                                   1,558          71,590
Crawford & Co. Class B                                     6,408          52,161
Credit Acceptance Corp. (a)                                4,528          56,917
Crown American Realty Trust                                3,780          35,532
CVB Financial Corp.                                        5,576         126,631
Delphi Financial Group Inc. (a)                            2,971         128,496
Digital Insight Corp. (a)                                  6,000          98,700
Dime Community Bancshares                                  4,968         112,724
Eagle Bancshares Inc. (a)                                  1,100          28,578
East West Bancorp Inc.                                     5,015         173,118
EastGroup Properties Inc.                                  3,383          86,199
eFunds Corp. (a)                                           9,800          92,992
Electro Rent Corp. (a)                                     2,786          36,190
Entertainment Properties Trust                             3,825          94,248
Equity Inns Inc.                                           7,744          61,952
Essex Property Trust Inc.                                  3,265         178,595
Euronet Worldwide Inc. (a)                                 3,100          49,569
F&M Bancorp                                                2,160          76,205
Factset Research Systems Inc.                              4,336         129,083
Farmers Capital Bank Corp.                                 1,382          48,716
FBL Financial Group Inc.                                   2,014          44,610
FBR Asset Investment Corp. (a)                             1,600          53,360
Federal Agriculture Mortgage Corp. (a)                     1,830          48,861
Federal Realty Investment Trust                            7,689         213,062
FelCor Lodging Trust Inc.                                  9,000         165,150
Fidelity Bankshares Inc.                                   3,420          75,237
Financial Federal Corp. (a)                                2,240          75,152

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                                        Shares          Value
                                                      ----------     -----------
Common Stocks (Cont.)

Financial Services (Cont.)
Financial Industries Corp. (a)                             1,600     $    28,912
Financial Institutions Inc.                                1,730          65,498
First Bancorp ADR                                          4,609         172,515
First Bancorp North Carolina                               1,590          43,741
First Busey Corp.                                          1,947          43,243
First Charter Corp.                                        6,516         117,809
First Citizens Bancshares Inc.                             1,216         134,477
First Commonwealth Financial Corp.                        12,307         165,160
First Community Bancorp CA (a)                             1,200          27,852
First Community Bancshares                                 1,949          65,603
First Essex Bancorp Inc.                                   1,370          46,854
First Federal Capital Corp.                                3,611          79,803
First Financial Bancorp                                    7,536         147,480
First Financial Bankshares Inc.                            2,631         110,078
First Financial Corp.                                      1,474          75,793
First Financial Holdings Inc.                              3,007          96,675
First Indiana Corp.                                        2,716          59,127
First Merchants Corp.                                      2,902          87,057
First National Corp. (a)                                   1,600          48,320
First Niagara Financial Group Inc.                         2,436          67,623
First Oak Brook Bancshares (a)                             1,000          31,570
First Place Financial Corp. (a)                            2,670          53,160
First Republic Bank (a)                                    2,490          67,902
First Sentinel Bancorp Inc.                                5,620          77,331
First South Bancorp Inc. (a)                                 700          25,375
First State Bancorporation (a)                             1,000          26,000
Firstfed America Bancorp Inc. (a)                          1,300          30,940
Firstfed Financial Corp. (a)                               4,274         123,946
Flagstar Bancorp Inc.                                      2,857          65,997
Flushing Financial Corp.                                   2,180          44,668
FNB Corp. Virginia (a)                                     1,400          42,644
FPIC Insurance Group Inc. (a)                              1,800          27,090
Fremont General Corp.                                     12,430          51,957
Friedman Billings Ramsey Group Inc. (a)                    5,127          65,267
Frontier Financial Corp.                                   3,537         103,811
Gabelli Asset Management Inc. (a)                          1,300          47,450
Gables Residential Trust                                   4,905         156,617
GBC Bancorp                                                1,878          54,368
German American Bancorp.                                   2,075          38,388
Glacier Bancorp Inc. (a)                                   3,390          83,055
Gladstone Capital Corp. (a)                                1,800          32,490
Glenborough Realty Trust Inc.                              5,005         118,619
Glimcher Realty Trust                                      5,936         109,222
Gold Banc Corp. Inc.                                       6,350          69,653
Granite State Bankshares Inc. (a)                          1,200          39,372
Great American Financial Resources                         3,591          69,306
Great Lakes REIT Inc.                                      3,395          64,437
Great Southern Bancorp Inc.                                1,260          50,148
Hancock Holding Co.                                        1,854         124,923
Hanmi Financial Corp. (a)                                  1,900          32,566
Harbor Florida Bancshares Inc.                             4,463          99,034
Harleysville Group Inc.                                    6,103         169,175
Harleysville National Corp.                                3,822         103,232
Hawthorne Financial Corp. (a)                              1,300          42,133
Health Care REIT Inc.                                      7,505         224,775
Healthcare Realty Trust Inc.                               8,629         276,128
HealthExtras Inc. (a)                                      3,300          16,731
Heritage Property Investment Trust Inc. (a)                3,600          96,156
Hilb Rogal & Hamilton Co.                                  6,100         276,025
Home Properties of New York Inc.                           5,255         199,375
Homestore Inc. (a)                                        15,800          22,752
Horace Mann Educators Corp.                                7,916         146,604
HRPT Properties Trust                                     26,200         231,870
Hudson River Bancorp Inc.                                  3,330          89,877
Humboldt Bancorp (a)                                       2,000          33,620
Iberiabank Corp.                                           1,310          53,107
idine Rewards Network Inc. (a)                             3,100          35,650
IMPAC Mortgage Holdings Inc.                               8,300         111,884
Independent Bank Corp. Mass.                               2,551          80,510
Independent Bank Corp. Mich.                               2,535          58,026
Innkeepers USA Trust                                       5,795          55,516
Integra Bank Corp.                                         3,758          84,179
InterCept Inc. (a)                                         3,020          62,574
Interchange Financial Services Corp. (a)                   1,300          36,075
International Bancshares Corp.                             4,653         196,543
Interpool Inc.                                             2,177          37,575
Investors Real Estate Trust                                5,800          61,828
IRT Property Co.                                           6,879          86,675
Irwin Financial Corp.                                      3,197          64,260
ITLA Capital Corp. (a)                                       900          26,721
JDN Realty Corp.                                           6,788          84,646
Jefferies Group Inc. (a)                                   4,592         194,884
John H Harland Co.                                         6,148         176,079
JP Realty Inc.                                             3,245          86,479
Kansas City Life Insurance Co.                             1,048          40,526
Keystone Property Trust                                    2,980          47,322
Kilroy Realty Corp.                                        5,698         152,422
Knight Trading Group Inc. (a)                             17,000          89,080
Koger Equity Inc.                                          5,912         114,102
Kramont Realty Trust (a)                                   2,260          36,137
Kronos Inc. (a)                                            4,183         127,536
La Quinta Properties Inc. (a)                             29,070         206,978
Lakeland Bancorp Inc.                                      2,500          54,400
Lakeland Financial Corp. (a)                               1,200          34,608
LandAmerica Financial Group Inc.                           3,976         125,244
LaSalle Hotel Properties                                   3,552          55,944
Lendingtree Inc. (a)                                       1,400          17,794
Lexington Corporate Properties Trust                       4,674          77,121
Local Financial Corp. (a)                                  4,130          67,360
LSB Bancshares Inc. (a)                                    1,900          38,000
Macatawa Bank Corp. (a)                                      300           6,522
Macerich Co.                                               7,006         217,186
MAF Bancorp Inc.                                           3,959         148,858
Main Street Banks Inc.                                     2,220          45,910
MainSource Financial Group Inc. (a)                        1,300          31,447

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                                        Shares          Value
                                                      ----------     -----------
Common Stocks (Cont.)

Financial Services (Cont.)
Manufactured Home Communities Inc.                         3,024     $   105,265
MASSBANK Corp. (a)                                           900          31,842
MB FINANCIAL Inc. (a)                                      2,390          79,969
MCG Capital Corp. (a)                                      4,300          71,853
McGrath Rentcorp                                           2,113          54,769
Medford Bancorp                                            1,500          52,245
Meristar Hospitality Corp. Inc.                            8,760         133,590
Metris Companies Inc.                                      6,600          54,846
Mid-America Apartment Communities Inc.                     4,008         107,815
Mid-Atlantic Realty Trust                                  3,670          64,592
Mid-State Bancshares                                       5,104          98,507
Midwest Banc Holdings Inc. (a)                             1,310          39,156
Mills Corp.                                                4,360         135,160
Mississippi Valley Bancshares Inc.                         1,177          60,886
National Health Investors Inc.                             5,323          85,168
National Penn Bancshares Inc.                              3,805          99,691
National Western Life Insurance Co. (a)                      400          45,980
Nationwide Health Properties Inc.                         10,359         194,231
NBC Capital Corp.                                          1,000          38,000
NBT Bancorp Inc.                                           6,290         113,660
NCO Group Inc. (a)                                         4,229          92,108
Net.B@nc Inc. (a)                                         10,413         121,311
New Century Financial Corp.                                3,300         115,401
Northwest Bancorp Inc.                                     2,588          34,187
Novastar Financial Inc. (a)                                2,200          78,650
Oceanfirst Financial Corp.                                 3,690          89,077
Ocwen Financial Corp. (a)                                  7,425          39,724
Odyssey Re Holdings Corp. (a)                              3,100          53,909
Ohio Casualty Corp.                                       10,670         223,003
Old Second Bancorp Inc. ILL                                1,373          50,456
Omega Financial Corp.                                      1,800          65,718
Omega Healthcare Investors Inc.                            3,500          26,530
Oriental Financial Group Inc. ADR                          2,460          62,386
Pacific Capital Bancorp                                    7,785         185,906
Pacific Northwest Bancorp                                  3,273         102,510
Pacific Union Bank (a)                                     2,500          43,700
Pan Pacific Retail Properties Inc.                         6,889         232,022
Parkvale Financial Corp. (a)                               1,100          31,504
Parkway Properties Inc.                                    2,505          90,681
Peapack-Gladstone Financial Corp. (a)                        700          42,840
Pennfed Financial Services Inc.                            1,090          30,411
PennRock Financial Services Corp. (a)                      1,400          45,780
Pennsylvania Real Estate Investment Trust                  3,188          86,427
Peoples Bancorp Inc. (a)                                   1,800          53,496
Peoples Holdings Co.                                       1,100          45,100
PFF Bancorp Inc.                                           2,885         110,755
Philadelphia Consolidated Holding Corp. (a)                3,460         156,876
PICO Holdings Inc. (a)                                     2,922          48,418
PMA Capital Corp.                                          5,328         112,687
Port Financail Corp.                                       1,300          52,117
Portal Software Inc. (a)                                  25,180          18,885
Post Properties Inc.                                       7,300         220,168
Prentiss Properties Trust                                  6,314         200,469
Presidential Life Corp.                                    4,156          84,242
PRG-Schultz International Inc. (a)                         8,417         103,613
PrivateBancorp Inc. (a)                                      900          27,135
ProAssurance Corp. (a)                                     4,299          73,642
Prosperity Banchares Inc.                                  2,400          43,726
Provident Bankshares Corp.                                 5,604         132,759
PS Business Parks Inc.                                     3,559         124,387
Quaker City Bancorp Inc. (a)                                 900          37,278
R&G Financial Corp. ADR                                    2,859          67,787
Rait Investment Trust (a)                                  3,300          78,309
Realty Income Corp.                                        6,867         253,530
Redwood Trust Inc.                                         1,880          58,280
Republic Bancorp Inc.                                      9,982         149,131
Republic Bancorp Inc. Kentucky                             1,200          14,148
Republic Bancshares Inc. (a)                               1,200          24,204
Resource America Inc.                                      2,640          27,826
RFS Hotel Investors Inc.                                   5,330          72,168
Riggs National Corp.                                       3,177          47,369
RLI Corp.                                                  1,649          85,006
S&T Bancorp Inc.                                           5,573         150,471
S1 Corp. (a)                                              15,080         111,441
Sandy Springs Bancorp Inc.                                 2,977          95,711
Santander Bancorp ADR                                      1,540          26,950
Saul Centers Inc.                                          2,362          60,892
Saxon Capital Inc. (a)                                     6,000          97,620
Seacoast Banking Corp. of Florida                            900          51,957
Seacoast Financial Services Corp.                          5,523         138,462
Second Bancorp Inc.                                        1,900          51,870
Selective Insurance Group Inc.                             5,262         149,072
Senior Housing Properties Trust                            9,330         146,481
Shurgard Storage Centers Inc.                              6,865         236,980
Simmons First National Corp.                               1,470          62,607
SL Green Realty Corp.                                      5,349         190,692
Sotheby's Holdings Inc.                                    9,430         134,378
Soundview Technology Group Inc. (a)                       15,900          27,030
South Financial Group Inc.                                 8,908         199,619
Southwest Bancorp Inc. (a)                                 1,200          32,677
Southwest Bancorporation of Texas Inc. (a)                 5,958         215,799
Sovran Self Storage Inc.                                   3,382         112,519
St. Francis Capital Corp.                                  1,530          37,929
State Auto Financial Corp.                                 2,612          42,837
State Bancorp Inc. (a)                                     1,700          29,835
Staten Island Bancorp Inc.                                11,790         226,368
Sterling Bancorp                                           2,401          84,275
Sterling Bancshares Inc.                                   8,030         118,603
Sterling Financial Corp.                                   3,550          88,608
Sterling Financial Corp. (a)                               2,500          48,650
Stewart Information Services Corp.                         3,540          71,296
Sufflok Bancorp                                            2,500          91,250

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                                        Shares          Value
                                                     -----------     -----------
Common Stocks (Cont.)

Financial Services (Cont.)
Summit Bancshares Inc. (a)                                 1,200     $    29,148
Summit Properties Inc.                                     5,268         121,743
Sun Bancorp Inc. (a)                                       1,200          29,388
Sun Communities Inc.                                       3,598         149,569
Superior Financial Corp. (a)                               1,600          30,640
Susquehanna Bancshares Inc.                                8,272         187,857
SWS Group Inc.                                             3,023          59,311
SY Bancorp Inc.                                            1,100          44,242
Tanger Factory Outlet Centers Inc.                         1,170          34,164
Taubman Centers Inc.                                       5,943          90,036
Texas Regional Bancshares Inc.                             3,091         153,341
The Midland Co.                                              929          46,887
Thornburg Mortgage Asset Corp.                             8,260         162,557
Three Rivers (a)                                           2,000          35,620
Tompkins County Trustco Inc.                               1,563          76,118
Town & Country Trust                                       3,090          69,216
Triad Guaranty Inc. (a)                                    1,976          86,015
TriCo Bancshares (a)                                       1,200          31,776
Troy Financial Corp.                                       1,913          57,581
Trust Co. of New Jersey                                    3,893         100,046
Trustco Bank Corp.                                        15,008         197,655
UCBH Holdings Inc.                                         3,860         146,719
UICI (a)                                                   8,123         163,760
UMB Financial Corp.                                        3,444         161,420
Umpqua Holdings Corp. (a)                                  4,350          80,388
Union Bankshares Corp. (a)                                 1,700          44,931
United Bankshares Inc.                                     8,420         247,380
United Community Banks Inc. (a)                            3,500         103,670
United Community Financial Corp.                           6,815          63,788
United Fire & Casualty Co.                                 1,360          51,381
United National Bancorp                                    3,110          71,530
Universal American Financial Corp. (a)                     6,500          43,615
Universal Health Realty Inc.                               2,510          66,264
Unizan Financial Corp. (a)                                 4,612          98,743
Urstadt Biddle Properties Inc. Class A (a)                 2,800          31,920
US Restaurant Properties Inc.                              5,010          83,016
USB Holding Co. Inc.                                       2,538          51,648
Value Line Inc.                                              444          18,262
Ventas Inc.                                               12,277         156,532
Vesta Insurance Group Inc.                                 6,890          29,489
VIB Corp. (a)                                              2,500          32,525
Virginia Financial Group Inc. (a)                          1,600          51,296
W Holding Co. Inc. ADR                                     6,242         150,932
Warwick Community Bancorp Inc. (a)                           900          27,036
Washington Real Estate Investment Trust                    7,515         217,108
Washington Trust Bancorp Inc.                              2,810          66,569
Waypoint Financial Corp.                                   8,010         156,595
Wesbanco Inc.                                              4,478         106,173
West Coast Bancorp Oregon                                  3,410          58,482
Westcorp Inc.                                              2,527          80,586
Westfield Financial Inc. (a)                                 400           6,200
WFS Financial Inc. (a)                                     1,689          46,295
Winston Hotels Inc.                                        3,550          33,690
Wintrust Financial Corp.                                   2,920         100,944
WSFS Financial Corp.                                       1,500          38,805
Yardville National Bancorp (a)                             1,300          25,922
Zenith National Insurance Corp.                            2,056          65,484
                                                                     -----------
                                                                      33,167,257
                                                                     -----------
Health Care (12.1%)
AaiPharma Inc. (a)                                         2,190          49,231
Abgenix Inc. (a)                                          16,300         159,740
Abiomed Inc. (a)                                           2,900          24,589
Adolor Corp. (a)                                           7,410          83,437
Advanced Neuromodulation System Inc. (a)                   1,860          56,730
Advanced Tissue Sciences Inc. (a)                         11,550          16,632
Aksys Ltd. (a)                                             5,400          37,260
Alaris Medical Inc. (a)                                    3,000          19,980
Albany Molecular Research Inc. (a)                         4,624          97,751
Alderwoods Group Inc. (a)                                  8,600          65,188
Alexion Pharmaceuticals Inc. (a)                           3,990          60,448
Align Technology Inc. (a)                                  6,850          27,681
Alkermes Inc. (a)                                         11,400         182,514
Alliance Imaging Inc. (a)                                  2,500          33,750
Allos Therapeutics Inc. (a)                                4,700          42,488
Allscripts Healthcare Solution (a)                         5,930          22,178
Alpharma Inc.                                              7,106         120,660
American Healthcorp Inc. (a)                               2,305          41,029
American Medical Systems Holdings Inc. (a)                 6,030         120,962
American Pharmaceutical Partners (a)                       1,700          21,012
Amerigroup Corp. (a)                                       2,000          54,560
AmeriPath Inc. (a)                                         5,908         141,792
Amsurg Corp. (a)                                           3,450          90,597
Amylin Pharmaceuticals Inc. (a)                           13,100         143,314
Antigenics Inc. (a)                                        4,340          42,749
Aphton Corp. (a)                                           3,500          26,250
Applera Corp.- Applied Biosystems Group (a)               14,400         280,656
Applied Molecular Evolution (a)                            3,750          21,675
Apria Healthcare Group Inc. (a)                            8,646         193,670
Arena Pharmaceuticals Inc. (a)                             5,640          47,376
Ariad Pharmaceuticals Inc. (a)                             5,700          23,712
Arqule Inc. (a)                                            5,270          35,573
Array Biopharma Inc. (a)                                   3,900          37,596
Arrow International Inc.                                   1,965          76,733
Arthrocare Corp. (a)                                       4,570          58,770
AtheroGenics Inc. (a)                                      5,100          36,567
Avigen Inc. (a)                                            5,200          48,932
Bentley Pharmaceuticals Inc. (a)                           2,600          30,160
Beverly Enterprises Inc. (a)                              20,759         157,976
Bio Technology General Corp. (a)                          11,918          71,627
Bio-Rad Laboratories Inc. (a)                              3,574         162,617

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                                        Shares          Value
                                                     -----------     -----------
Common Stocks (Cont.)

Health Care (Cont.)
Bio-Reference Labs Inc. (a)                                1,800     $    17,082
BioMarin Pharmaceutical Inc. (a)                           6,400          33,402
Biopure Corp. (a)                                          4,830          36,949
BioReliance Corp. (a)                                        700          17,360
Biosite Inc. (a)                                           3,200          90,080
Bone Care International Inc. (a)                           2,600          13,601
Bradley Pharmaceuticals Inc. (a)                           1,800          23,940
BriteSmile Inc. (a)                                        2,510           5,949
Bruker Daltonics Inc. (a)                                  9,490          37,485
Cantel Medical Corp. (a)                                   1,400          25,760
Cardiac Science Inc. (a)                                  11,800          43,778
Cardiodynamics International Corp. (a)                     6,800          25,296
Cell Genesys Inc. (a)                                      7,260          97,930
Cell Therapeutics Inc. (a)                                 7,800          42,580
Centene Corp. (a)                                          1,000          30,980
Cepheid Inc. (a)                                           4,900          27,337
Cerus Corp. (a)                                            2,800          94,864
Chattem Inc. (a)                                           1,100          34,650
Cholestech Corp. (a)                                       2,500          26,375
Cima Laboratories Inc. (a)                                 3,330          80,320
Ciphergen Biosystems Inc. (a)                              4,770          17,506
Closure Medical Corp. (a)                                  1,836          25,704
Cobalt Corp. (a)                                           2,250          51,300
Collateral Therapeutics Inc. (a)                           1,600          18,896
Columbia Laboratories Inc. (a)                             5,400          32,400
Conceptus Inc. (a)                                         2,600          42,874
Conmed Corp. (a)                                           5,657         126,321
Connetics Corp. (a)                                        6,470          83,586
Cooper Companies Inc.                                      3,185         150,013
Corixa Corp. (a)                                          10,941          74,946
Corvel Corp. (a)                                           1,400          46,896
Covance Inc. (a)                                          13,220         247,875
CryoLife Inc. (a)                                          3,450          55,407
Cubist Pharmaceuticals Inc. (a)                            6,600          62,106
CuraGen Corp. (a)                                          8,700          48,981
Curative Health Services Inc. (a)                          2,200          36,916
CV Therapeutics Inc. (a)                                   5,400         100,548
Cyberonics Inc. (a)                                        4,596          60,295
D&K Healthcare Resources Inc. (a)                          2,700          95,202
Datascope Inc.                                             2,422          66,944
deCODE genetics Inc. (a)                                   6,700          31,356
Deltagen Inc. (a)                                          3,140           7,693
Dianon Systems Inc. (a)                                    1,810          96,690
Digene Corp. (a)                                           2,750          32,345
Discovery Partners International Inc. (a)                  3,400          22,304
Diversa Corp. (a)                                          5,480          54,526
Durect Corp. (a)                                           5,070          40,560
DVI Inc. (a)                                               2,522          48,675
Dynacq International Inc. (a)                              1,090          15,358
Eclipsys Corp. (a)                                         9,820          64,409
Embrex Inc. (a)                                            1,400          29,288
Endo Pharmaceutical Holdings Inc. (a)                      4,130          28,910
Endocardial Solutions Inc. (a)                             3,000          22,770
Endocare Inc. (a)                                          5,400          71,334
Enzo Biochem Inc. (a)                                      4,824          69,128
Enzon Inc. (a)                                             9,000         221,490
Eon Labs Inc. (a)                                          1,900          33,801
Epix Medical Inc. (a)                                      2,500          26,375
eResearch Technology Inc. (a)                              1,200          30,384
Esperion Therapeutics Inc. (a)                             6,000          32,580
Exact Sciences Corp. (a)                                   2,300          36,731
Exelixis Inc. (a)                                          9,290          69,954
First Horizon Pharmaceutical Corp. (a)                     4,695          97,140
Gene Logic Inc. (a)                                        6,050          84,700
Genecor International Inc. (a)                             1,650          16,154
Genesis Health Ventures Inc. (a)                           5,900         118,531
Genta Inc. (a)                                             7,970          66,071
Gentiva Health Services Inc. (a)                           4,750          42,702
Genzyme Corp Genzy (a)                                     7,640          34,609
Geron Corp. (a)                                            5,000          22,900
Guilford Pharmaceuticals Inc. (a)                          5,952          44,878
Haemonetics Corp. (a)                                      4,095         119,574
Hanger Orthopedic Group Inc. (a)                           4,200          63,798
Harvard Bioscience Inc. (a)                                3,700          20,683
Healthcare Services Group Inc. (a)                         2,100          32,445
HealthTronics Surgical Services Inc. (a)                   1,700          29,733
Hologic Inc. (a)                                           4,100          59,327
Hooper Holmes Inc.                                        11,274          90,981
ICU Medical Inc. (a)                                       2,265          69,988
IDEXX Laboratories Corp. (a)                               6,644         171,349
IGEN International Inc. (a)                                3,272         103,068
ILEX Oncology Inc. (a)                                     7,220         101,730
Illumina Inc. (a)                                          4,720          31,718
Imclone Systems Inc. (a)                                  10,600          92,167
Immucor Inc. (a)                                           1,300          30,511
Immunogen Inc. (a)                                         9,200          24,748
Immunomedics Inc. (a)                                      8,340          43,451
Impath Inc. (a)                                            3,728          66,918
Impax Laboratories Inc. (a)                                5,360          40,146
Inamed Corp. (a)                                           3,180          84,970
Incyte Pharmaceuticals Inc. (a)                           15,100         109,777
Indevus Pharmaceuticals Inc. (a)                           7,000           8,120
Inhale Therapeutic Systems Inc. (a)                       11,400         108,186
Integra Lifesciences Corp. (a)                             3,890          84,607
Intermune Inc. (a)                                         6,420         135,462
Interpore International Inc. (a)                           3,700          35,779
Intuitive Surgical Inc. (a)                                5,970          50,566
Invacare Corp.                                             5,471         201,114
Inverness Medical Innovation (a)                           1,300          26,260
ISIS Pharmaceuticals Inc. (a)                              9,657          91,838
Kendle International Inc. (a)                              2,280          31,008
Kensey Nash Corp. (a)                                      1,500          24,300
Kindred Healthcare Inc. (a)                                2,400         106,728
KOS Pharmaceuticals Inc. (a)                               1,660          33,781
Kosan Biosciences Inc. (a)                                 3,290          28,656
KV Pharmaceutical Co. (a)                                  4,300         116,100

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                                          Shares          Value
                                                         --------       --------
Common Stocks (Cont.)

Health Care (Cont.)
Kyphon Inc. (a)                                             1,200       $ 17,496
La Jolla Pharmaceutical Co. (a)                             8,830         55,187
Labone Inc. (a)                                             1,200         31,188
Landauer Inc.                                               1,890         72,444
Lexicon Genetics Inc. (a)                                   7,570         37,010
Lifecore Biomedical Inc. (a)                                2,100         23,814
Lifeline Systems Inc. (a)                                     900         23,706
Ligand Pharmaceuticals Inc. (a)                            10,752        155,904
Luminex Corp. (a)                                           3,880         29,139
Magellan Health Services Inc. (a)                           4,790          5,221
Martek Biosciences Corp. (a)                                4,200         87,864
Maxygen Inc. (a)                                            6,920         82,895
Med-Design Corp. (a)                                        1,520         19,669
Medarex Inc. (a)                                           14,500        107,590
MedCath Corp. (a)                                           1,300         22,230
Medicines Co. (a)                                           5,610         69,171
Medquist Inc. (a)                                           2,397         63,808
Mentor Corp.                                                4,145        152,159
Meridian Medical Technologies Inc. (a)                        700         25,270
Merit Medical Systems Inc. (a)                              2,500         51,575
MGI Pharma Inc. (a)                                         6,890         48,643
Mim Corp.                                                   4,900         59,241
Molecular Devices Corp. (a)                                 3,214         57,209
Myriad Genetics Inc. (a)                                    4,900         99,666
Nabi Biopharmaceuticals (a)                                 7,870         42,254
Napro Biotherapeutics Inc. (a)                              4,960         32,538
Nastech Pharmaceutical Co. Inc. (a)                         1,700         27,931
National Healthcare Corp. (a)                               1,800         36,450
NDCHealth Corp.                                             6,720        187,488
Neopharm Inc. (a)                                           2,692         33,838
Neose Technologies Inc. (a)                                 2,900         31,610
Neurocrine Biosciences Inc. (a)                             5,900        169,035
Neurogen Corp. (a)                                          2,567         30,008
Noven Pharmaceuticals Inc. (a)                              4,700        119,850
NPS Pharmaceuticals Inc. (a)                                5,840         89,469
Ocular Sciences Inc. (a)                                    3,531         93,571
Odyssey Healthcare Inc. (a)                                 2,500         90,625
Omnicell Inc. (a)                                           3,100         21,669
Option Care Inc. (a)                                        2,737         37,606
Orasure Technologies (a)                                    5,180         33,670
Orthologic Corp. (a)                                        7,000         38,710
OSI Pharmaceuticals Inc. (a)                                7,600        182,552
Owens & Minor Inc.                                          7,172        141,719
Pacificare Health Systems Inc. (a)                          7,390        201,008
Pain Therapeutics Inc. (a)                                  4,110         34,360
Parexel International Corp. (a)                             5,242         72,916
Pediatrix Medical Group Inc. (a)                            5,000        125,000
Penwest Pharmaceutical (a)                                  2,770         54,015
Per-Se Technologies Inc. (a)                                6,517         59,950
Peregrine Pharmaceuticals Inc. (a)                         19,930         23,318
Perrigo Co. (a)                                            12,712        165,256
Pharmaceutical Resources Inc. (a)                           3,770        104,731
Pharmacopeia Inc. (a)                                       5,500         46,854
PolyMedica Corp. (a)                                        2,490         63,595
Possis Medical Inc. (a)                                     3,400         41,987
Pozen Inc. (a)                                              3,570         18,493
PracticeWorks Inc. (a)                                      2,300         42,435
Praecis Pharmaceuticals Inc. (a)                            9,000         31,320
Prime Med Services Inc. (a)                                 2,700         31,374
Priority Healthcare Corp. (a)                               5,000        117,500
Progenics Pharmaceuticals Inc. (a)                          2,420         29,742
Protein Design Labs Inc. (a)                               18,700        203,082
Province Healthcare Co. (a)                                10,210        228,296
PSS World Medical Inc. (a)                                 15,111        122,399
Quidel Corp. (a)                                            5,500         37,895
Radiologix Inc. (a)                                         4,100         62,525
Regeneron Pharmaceutical Inc. (a)                           6,921        100,424
RehabCare Group Inc. (a)                                    3,760         90,353
Res-Care Inc. (a)                                           3,500         23,170
Resmed Inc. (a)                                             6,400        188,160
Respironics Inc. (a)                                        6,475        220,474
Rigal Pharmaceuticals Inc. (a)                              5,000         18,250
Rita Medical Systems Inc. (a)                               2,200         22,264
Salix Pharmaceuticals Ltd. (a)                              3,700         56,462
Sangamo Biosciences Inc. (a)                                3,010         17,699
Sangstat Medical Corp. (a)                                  5,576        128,136
Scios Inc. (a)                                              9,810        300,284
Select Medical Corp. (a)                                    3,710         58,099
Sepracor Inc. (a)                                          14,300        136,565
Sequenom Inc. (a)                                           7,400         26,122
Serologicals Corp. (a)                                      4,440         81,208
Sierra Health Services Inc. (a)                             5,230        116,890
Sola International Inc. (a)                                 5,210         59,915
Sonic Innovations Inc. (a)                                  2,400         16,968
SonoSite Inc. (a)                                           3,000         43,290
Specialty Laboratories (a)                                  2,100         17,409
Stericycle Inc. (a)                                         7,112        251,836
Sunrise Assisted Living Inc. (a)                            3,734        100,071
Supergen Inc. (a)                                           5,928         43,037
Surmodics Inc. (a)                                          2,850         74,071
Sybron Dental Specialties Inc. (a)                          7,920        146,520
Syncor International Corp. (a)                              3,986        125,559
Tanox Inc. (a)                                              5,970         64,655
Techne Corp. (a)                                            8,700        245,514
Telik Inc. (a)                                              5,390         67,375
Texas BioTechnology Corp. (a)                               7,890         30,771
Theragenics Corp. (a)                                       6,179         52,089
Therasense Inc. (a)                                         4,700         86,809
Thoratec Laboratories Corp. (a)                            10,440         93,856
Transkaryotic Therapies Inc. (a)                            6,164        222,212
Triangle Pharmaceuticals Inc. (a)                           5,279         14,306
Trimeris Inc. (a)                                           3,800        168,682
Tripath Imaging Inc. (a)                                    4,210         18,398
Tularik Inc. (a)                                            7,770         71,251
United Surgical Partners Inc. (a)                           3,200         99,136
United therapeutics Corp. (a)                               3,700         45,732

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                                         Shares         Value
                                                        --------     -----------
Common Stocks (Cont.)

Health Care (Cont.)
Urologix Inc. (a)                                          3,020     $    38,626
US Oncology Inc. (a)                                      17,603         146,633
US Physical Therapy Inc. (a)                               2,005          40,722
Varian Inc. (a)                                            6,469         213,154
Ventana Medical Systems Inc. (a)                           2,766          60,714
Versicor Inc. (a)                                          4,390          59,045
Veterinary Centers of America Inc. (a)                     3,800          59,128
Viasys Healthcare Inc. (a)                                 5,500          95,975
Vical Inc. (a)                                             5,393          28,475
VISX Inc. (a)                                             10,100         110,090
Vital Signs Inc.                                           1,233          44,573
Vivus Inc. (a)                                             7,000          47,390
West Pharmaceutical Services Inc.                          2,716          87,156
Women First HealthCare Inc. (a)                            3,300          25,740
Wright Medical Group, Inc. (a)                             3,300          66,528
Zoll Medical Corp. (a)                                     1,800          58,554
ZymoGenetics Inc. (a)                                      1,900          16,758
                                                                     -----------
                                                                      19,100,555
                                                                     -----------

Materials & Processes (9.3%)
A Schulman Inc.                                            8,084         173,394
AAON Inc. (a)                                              2,100          39,417
AEP Industries Inc. (a)                                      870          30,885
Aftermarket Technology Corp. (a)                           1,500          28,800
Airgas Inc. (a)                                           12,076         208,915
Albany International Corp.                                 4,896         131,751
Alico Inc.                                                   700          20,573
AM Castle & Co.                                            1,110          13,853
Amcol International Corp.                                  3,602          23,233
Ameron International Corp.                                   870          62,466
Apogee Enterprises Inc.                                    5,880          84,437
Arch Chemicals Inc.                                        4,734         115,652
Armor Holdings Inc. (a)                                    5,300         135,150
Avatar Holdings Inc. (a)                                     910          25,516
Barnes Group Inc.                                          3,560          81,524
Brady Corp. Class A                                        3,855         132,882
Brush Engineered Materials Inc.                            4,094          50,766
Buckeye Technologies Inc. (a)                              4,414          44,140
Building Materials Holding Corp. (a)                       2,670          38,368
Butler Manufacturing Co.                                   1,300          35,685
Cabot Microelectronics Corp. (a)                           4,800         207,168
Cadiz Land Inc. (a)                                        7,697          65,417
Calgon Carbon Corp.                                        6,895          57,918
Cambrex Corp.                                              4,733         189,793
Caraustar Industries Inc.                                  5,462          68,166
Carpenter Technology Corp.                                 4,338         124,978
Centex Construction Products Inc.                          1,352          49,213
Century Aluminum Co.                                       3,000          44,670
ChemFirst Inc.                                             2,505          71,768
Chesapeake Corp.                                           3,307          87,073
Circor International                                       2,120          36,358
CLARCOR Inc.                                               5,191         164,295
Cleveland Cliffs Inc.                                      2,914          78,853
Comfort Systems USA Inc. (a)                               8,300          41,251
Commercial Metals Co.                                      2,477         116,270
Comp X International (a)                                   1,270          16,764
CoorsTek Inc. (a)                                          1,900          58,729
Corn Products International Inc.                           7,266         226,118
Crompton Corp. (a)                                        23,909         304,840
Crown Cork & Seal Inc.                                    26,800         183,580
Culp Inc.                                                  1,300          20,943
Cytec Industries Inc. (a)                                  8,341         262,241
Delta & Pine Land Co.                                      7,703         154,830
Deltic Timber Corp.                                        2,179          75,132
Dycom Industries Inc. (a)                                 10,050         117,485
Earthshell Corp. (a)                                      12,800          14,720
Elcor Corp.                                                4,111         113,957
Emcor Group Inc. (a)                                       3,161         183,370
Encore Wire Corp. (a)                                      2,900          41,267
Energy Conversion Devices Inc. (a)                         3,400          53,346
Ennis Business Forms Inc. (a)                              3,500          45,675
Exide Corp. (a)                                           10,000          65,000
Ferro Corp.                                                6,721         202,638
Florida Rock Industries Inc.                               4,168         150,090
Foamex International Inc. (a)                              4,600          51,106
Georgia Gulf Corp.                                         5,714         151,078
Getty Realty Corp.                                         3,110          62,978
Gibraltar Steel Corp.                                      1,761          39,077
Graftech International Ltd. (a)                           11,895         146,308
Granite Construction Inc.                                  6,728         170,218
Graphic Packaging International Corp. (a)                  4,800          44,400
Great Lakes Chemical Corp.                                 7,700         203,973
Greif Brothers Corp.                                       2,635          87,906
Griffon Corp. (a)                                          5,621         101,740
HB Fuller Co.                                              5,952         174,334
Hecla Mining Co. (a)                                      16,300          76,447
Hexcel Corp. (a)                                           5,500          23,925
Hughes Supply Inc.                                         5,143         227,886
IMCO Recycling Inc.                                        2,700          26,595
Insignia Financial Group Inc. (a)                          4,274          41,543
Insituform Technology Inc. (a)                             5,333         112,953
Integrated Electrical Services Inc. (a)                    6,535          40,844
Interface Inc.                                             9,084          73,035
Intermagnetics General Corp. (a)                           3,086          62,337
Intermet Corp.                                             4,500          48,330
International Specialty Products Inc. (a)                  3,387          26,080
Ivex Packaging Corp. (a)                                   3,567          81,221
Jones Lang LaSalle Inc. (a)                                6,287         155,289
Kaydon Corp.                                               5,613         132,523
Lennox International Inc.                                  9,200         165,508
Liquidmetal Technologies (a)                                 600           6,960
LNR Property Corp.                                         4,593         158,458
Lone Star Technologies Inc. (a)                            6,069         138,980
Longview Fibre Co.                                        10,196          96,046
Louisiana-Pacific Corp.                                   22,100         233,818

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                                         Shares         Value
                                                       ----------    -----------
Common Stocks (Cont.)

Materials & Processes (Cont.)
LSI Industries Inc.                                        2,935     $    53,916
Lydall Inc. (a)                                            3,170          48,343
MacDermid Inc.                                             5,423         115,293
Material Sciences Corp. (a)                                2,200          30,844
Maverick Tube Corp. (a)                                    7,888         118,320
Medis Technologies Ltd. (a)                                1,764          13,951
Millennium Chemicals Inc.                                 13,560         190,518
Minerals Technologies Inc.                                 4,251         209,659
Mission West Properties                                    2,910          35,327
Mobile Mini Inc. (a)                                       2,470          42,237
Modtech Holdings Inc. (a)                                  1,900          23,921
Mueller Industries Inc. (a)                                5,945         188,754
Myers Industries Inc.                                      2,913          49,608
NCI Building Systems Inc. (a)                              3,905          69,509
New England Business Service Inc.                          2,586          65,012
NL Industries Inc.                                         2,829          43,142
NN Inc.                                                    2,400          30,720
Nortek Inc. (a)                                            1,876          84,608
Northwest Pipe Co. (a)                                     1,300          30,433
NS Group Inc. (a)                                          4,410          40,793
Octel Corp. (a)                                            2,150          54,116
Olin Corp. (a)                                             9,820         217,513
Omnova Solutions                                           8,426          70,778
Oregon Steel Mills Inc.                                    4,890          29,340
Paxar Corp. (a)                                            6,771         113,414
Penford Corp.                                              1,700          30,770
Penn Engineering & Manufacturing Corp.                     2,500          43,350
PH Glatfelter Co.                                          3,517          66,120
PolyOne Corp. (a)                                         16,729         188,201
Pope & Talbot Inc.                                         4,000          74,920
Potlatch Corp.                                             6,243         212,387
Quaker Chemical Corp.                                      1,750          42,875
Quaker Fabric Corp. (a)                                    2,270          35,183
Quanex Corp.                                               3,182         139,053
Quanta Services Inc. (a)                                   6,700          66,129
Reliance Steel & Aluminum Co.                              4,961         150,269
Roanoke Electric Steel Corp.                               2,160          33,350
Rock-Tenn Co.                                              3,213          58,959
Rogers Corp. (a)                                           3,388          94,220
Royal Gold Inc. (a)                                        2,900          39,614
RTI International Metals Inc. (a)                          3,983          48,393
Ryerson Tull Inc.                                          4,877          56,720
Schnitzer Steel Industries Inc. Class A                    1,100          24,552
Seattle Genetics Inc/ WA (a)                               3,400          17,714
Silgan Holdings Inc. (a)                                   2,170          87,755
Simpson Manufacturing Co. Inc. (a)                         1,488          85,009
Solutia Inc. (a)                                          21,900         153,738
Southern Peru Copper Corp.                                 4,783          71,697
Spartech Corp.                                             3,023          82,316
SPS Technologies Inc. (a)                                  2,549          97,295
Standard Register                                          3,663         125,238
Steel Dynamics Inc. (a)                                    6,679         110,003
Stepan Co.                                                 1,373          38,801
Stillwater Mining Co. (a)                                  8,983         142,650
Symyx Technologies Inc. (a)                                5,900          82,128
Tejon Ranch Corp.                                          1,592          51,899
Terra Industries Inc.                                      6,630          14,056
Texas Industries Inc.                                      4,371         137,643
Trammell Crow Co. (a)                                      6,178          88,037
Tredegar Corp.                                             5,374         129,782
Trex Co. Inc. (a)                                          1,805          56,677
Unifi Inc. (a)                                            10,474         114,167
Universal Forest Products Inc.                             2,785          65,225
URS Corp. (a)                                              2,983          82,927
US Concrete Inc. (a)                                       4,430          29,105
USEC Inc.                                                 17,179         151,175
USG Corp. (a)                                              7,640          53,480
Valhi Inc.                                                 4,100          64,083
Valmont Industries Inc.                                    2,664          54,159
Watsco Inc.                                                3,937          71,890
Wausau-Mosinee Paper Corp.                                 8,978         108,185
WCI Communities (a)                                        1,400          40,530
WD-40 Co.                                                  3,432          95,272
Wellman Inc.                                               6,645         111,304
Wilson Greatbatch Technologies (a)                         4,430         112,876
Worthington Industries Inc.                               14,124         255,644
WR Grace & Co. (a)                                        13,600          40,800
                                                                     -----------
                                                                      14,731,613
                                                                     -----------

Oil & Gas (3.4%)
3TEC Energy Corp. (a)                                      3,330          58,042
Atwood Oceanics Inc. (a)                                   2,045          77,362
Berry Petroleum Co. Class A                                3,305          55,689
Cabot Oil & Gas Corp.                                      5,931         135,523
Cal Dive International Inc. (a)                            7,718         169,796
Carbo Ceramics Inc.                                        1,967          72,700
Chesapeake Energy Corp. (a)                               29,867         215,042
Chiles Offshore Inc. (a)                                   2,670          62,158
Comstock Resources Inc. (a)                                4,830          36,708
Denbury Resources Inc. (a)                                 4,800          49,392
Dril-Quip Inc. (a)                                         2,188          55,225
Encore Acquisition (a)                                     1,670          28,808
Energy Partners Ltd. (a)                                   4,074          35,851
Evergreen Resources Inc. (a)                               3,922         166,685
Exploration Co. of Delaware Inc. (a)                       3,400          23,018
Frontier Oil Corp.                                         5,630          98,075
FuelCell Energy Inc. (a)                                   7,140          73,471
Global Industries Ltd. (a)                                13,900          97,161
Global Power Equipment Group (a)                           4,400          43,560
Grey Wolf Inc. (a)                                        35,406         143,748
Gulf Island Fabrication Inc. (a)                           1,700          31,178
Hanover Compressor Co. (a)                                10,100         136,350
Harvest Natural Resources Inc. (a)                         7,300          36,500
Holly Corp.                                                2,200          36,850


                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)


                                                         Shares         Value
                                                        --------     -----------
Common Stocks (Cont.)

Oil & Gas (Cont.)
Horizon Offshore Inc. (a)                                  3,240     $    27,346
Hydril Co. (a)                                             2,280          61,104
Key Energy Services Inc. (a)                              20,400         212,364
Key Production Inc. (a)                                    3,600          70,200
Lufkin Industries Inc.                                     1,110          32,046
Magnum Hunter Resources Inc. (a)                          10,015          79,018
Meridian Resource Corp. (a)                                5,932          22,067
Newpark Resources Inc. (a)                                14,995         110,213
Nuevo Energy Co. (a)                                       3,832          60,546
Oceaneering International Inc. (a)                         4,849         128,499
Oil States International Inc. (a)                          3,610          42,201
Parker Drilling Co. (a)                                   15,457          50,544
Patina Oil & Gas Corp.                                     4,962         136,058
Penn Virginia Corp.                                        1,800          70,164
Petroleum Helicopters Inc. (a)                               600          20,064
Petroquest Energy Inc. (a)                                 5,580          31,081
Plains Resources Inc. (a)                                  5,074         135,730
Prima Energy Corp. (a)                                     2,100          47,859
Pure Resources Inc. (a)                                    4,110          85,488
Quicksilver Resources Inc. (a)                             1,970          50,511
Range Resources Corp.                                     10,580          59,248
Remington Oil and Gas Corp. (a)                            4,130          82,270
RPC Inc.                                                   3,405          40,179
Spinnaker Exploration Co. (a)                              4,910         176,858
St. Mary Land & Exploration Co.                            5,924         141,755
Stone Energy Corp. (a)                                     4,569         183,902
Superior Energy Services Inc. (a)                         10,200         103,530
Swift Energy Co. (a)                                       5,454          85,082
Syntroleum Corp. (a)                                       5,113          14,726
Tesoro Petroleum Corp. (a)                                13,715         106,291
The Houston Exploration Co. (a)                            2,067          61,700
Tom Brown Inc. (a)                                         7,054         199,981
TransMontaigne Inc. (a)                                    3,354          20,292
Trico Marine Services Inc. (a)                             5,180          35,172
Unit Corp. (a)                                             7,800         135,330
Universal Compression Holdings Inc. (a)                    3,422          81,649
Veritas DGC Inc. (a)                                       6,451          81,283
Vintage Petroleum Inc.                                    10,026         119,309
Western Gas Resources Inc.                                 4,638         173,461
Westport Resources Inc. (a)                                6,466         106,042
                                                                     -----------
                                                                       5,420,055
                                                                     -----------

Other (0.9%)
Carlisle Companies Inc.                                    6,400         287,872
Federal Signal Corp.                                       9,447         226,728
Fisher Communications Inc.                                   900          52,848
FMC Corp. (a)                                              6,200         187,054
Gencorp International Inc.                                 6,456          92,321
Kaman Corp.                                                4,732          79,308
Massey Energy Corp.                                       13,300         168,910
Quixote Corp.                                              1,870          31,697
Sequa Corp. Class A (a)                                    1,275          83,372
Trinity Industries Inc.                                    8,158         170,339
US Industries Inc.                                        13,600          46,920
Walter Industries Inc.                                     6,805          91,867
                                                                     -----------
                                                                       1,519,236
                                                                     -----------

Technology (14.3%)
3-D Systems Corp. (a)                                      1,670          20,374
Actel Corp. (a)                                            4,802         100,938
Actuate Corp. (a)                                          8,552          38,484
Adtran Inc. (a)                                            4,490          85,306
Advanced Digital Information Corp. (a)                    13,240         111,613
Advanced Power Technology Inc. (a)                         1,200          17,388
Aeroflex Inc. (a)                                         12,912          89,738
Aether Systems Inc. (a)                                    7,100          20,945
Agile Software Corp. (a)                                   7,920          57,578
Akamai Technology Inc. (a)                                21,810          28,353
Alliance Semiconductor Corp. (a)                           6,877          48,827
Alloy Online (a)                                           6,590          95,160
American Management Systems Inc. (a)                       8,750         167,212
Anadigics Inc. (a)                                         6,846          56,411
Analogic Corp.                                             1,596          78,475
Anaren Microwave Inc. (a)                                  4,420          38,189
Anixter International Inc. (a)                             6,504         151,153
answerthink Inc. (a)                                      10,061          38,131
Ansys Inc. (a)                                             3,050          61,305
Anteon International Inc. (a)                              3,100          78,368
Applied Films Corp. (a)                                    2,300          25,668
Arbitron Inc. (a)                                          6,300         196,560
Ariba Inc. (a)                                            56,300         179,597
Artisan Components Inc. (a)                                3,400          30,600
Ascential Software Corp. (a)                              54,280         151,441
AsiaInfo Holdings Inc. (a)                                 5,930          78,572
Aspect Communications (a)                                  9,510          30,432
Aspen Technology Inc. (a)                                  7,713          64,326
AT Road Inc. (a)                                           4,700          28,999
Avanex Corp. (a)                                          11,890          23,067
Avid Technology Inc. (a)                                   7,010          64,913
Avocent Corp. (a)                                          9,577         152,466
Axcelis Technologies Inc. (a)                             20,800         235,040
AXT Inc. (a)                                               4,589          36,620
BEI Technologies Inc. (a)                                  2,320          26,564
Bel Fuse Inc. Class B                                      2,100          56,805
Bell Microproducts Inc. (a)                                3,800          30,590
Benchmark Electronics Inc. (a)                             4,793         138,230
Black Box Corp. (a)                                        4,222         171,962
Boreland Software Corp. (a)                               12,870         132,561
CACI International Inc. (a)                                6,058         231,355
Cadence Design Systems Inc. (a)                            1,664          26,825
Caliper Technologies Corp. (a)                             5,410          45,173
Caminus Corp. (a)                                          2,690          15,683
Catapult Communications Corp. (a)                          1,130          24,714
Centillium Communications Inc. (a)                         5,650          49,268
Checkpoint Systems Inc. (a)                                6,764          79,139
ChipPAC Inc. (a)                                           8,900          55,002


                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                                           Shares        Value
                                                          --------     ---------
Common Stocks (Cont.)

Technology (Cont.)
Chordiant Software Inc. (a)                                  6,800     $  13,260
Ciber Inc. (a)                                              11,043        80,062
Cirrus Logic Inc. (a)                                       15,200       112,024
ClearOne Communications Inc. (a)                             1,600        23,568
CNET Networks Inc. (a)                                      26,200        52,138
Cognizant Technology Solutions Corp. (a)                     1,728        92,880
Coherent Inc. (a)                                            6,137       181,281
Commscope Inc. (a)                                          10,780       134,750
Compucom Systems Inc. (a)                                    5,100        19,788
Computer Horizons Corp. (a)                                  6,600        32,142
Computer Network Technology (a)                              5,999        36,774
Concord Communications Inc. (a)                              3,400        56,032
Concurrent Computer Corp. (a)                               13,153        61,161
Convera Corp. (a)                                            4,091         9,941
Covansys Corp. (a)                                           3,959        22,250
Cray Inc. (a)                                                8,900        39,783
Cree Inc. (a)                                               15,500       205,065
Cubic Corp.                                                  3,230        76,551
Daktronics Inc. (a)                                          2,980        29,323
Datastream Systems Inc. (a)                                  3,547        25,184
Digimarc Corp. (a)                                           2,800        29,092
Digital River Inc. (a)                                       5,700        52,383
Digitas Inc. (a)                                             2,610        11,873
DMC Stratex Networks Inc. (a)                               17,570        35,316
DocuCorp International Inc. (a)                              1,800        18,414
Documentum Inc. (a)                                          8,436       101,232
Drexler Technology Corp. (a)                                 1,800        38,880
DRS Technologies Inc. (a)                                    3,440       147,060
DSP Group Inc. (a)                                           5,688       111,485
Dynamics Research Corp. (a)                                  1,500        36,270
E.piphany Inc. (a)                                          13,450        59,045
Earthlink Inc. (a)                                          26,700       177,021
Echelon Corp. (a)                                            5,310        68,393
EDO Corp. (a)                                                3,190        90,915
Electronics For Imaging Inc. (a)                            11,460       182,329
Embarcadero Technologies (a)                                 2,220        13,720
EMS Technologies Inc. (a)                                    2,200        45,518
Enterasys Networks Inc. (a)                                 34,000        60,520
Entrust Technologies Inc. (a)                               10,990        29,893
EPIQ Systems Inc. (a)                                        2,025        34,466
Esco Technologies Inc. (a)                                   2,520        88,200
eSpeed Inc. (a)                                              4,740        51,713
ESS Technology Inc. (a)                                      6,809       119,430
eUniverse Inc. (a)                                           1,000         6,150
Exar Corp. (a)                                               8,210       161,901
Excel Technology Inc. (a)                                    1,820        38,220
Extreme Networks Inc. (a)                                   21,900       220,971
F5 Network Inc. (a)                                          4,700        45,966
FalconStor Software, Inc. (a)                                7,660        32,402
Fidelity National Information Solutions (a)                  1,200        28,800
FileNet Corp. (a)                                            7,360       106,720
Finisar Corp. (a)                                           27,800        65,886
FLIR Systems Inc. (a)                                        3,160       132,625
Forrester Research Inc. (a)                                  3,838        74,453
Foundry Networks Inc. (a)                                   18,100       127,243
Gartner Group Inc. (a)                                      17,510       174,049
Genesis Microchip Inc. (a)                                   6,400        53,376
GlobespanVirata Inc. (a)                                    25,319        97,985
Handspring Inc. (a)                                          9,010        15,677
Harmonic Inc. (a)                                           11,470        41,969
Harris Interactive Inc. (a)                                  7,900        26,623
Helix Technology Corp.                                       5,418       111,611
Herley Industries Inc. (a)                                   2,500        53,025
HNC Software Inc. (a)                                        8,007       133,717
HPL Technologies Inc. (a)                                    1,900        28,614
Hutchinson Technology Inc. (a)                               5,733        89,664
Hypercom Corp. (a)                                           7,300        56,210
Hyperion Solutions Corp. (a)                                 7,039       128,372
I-many Inc. (a)                                              8,490        23,339
Identix Inc. (a)                                             9,525        69,523
IDX Systems Corp. (a)                                        4,140        53,903
iGATE Capital Corp. (a)                                      4,500        20,790
II-VI Inc. (a)                                               2,030        29,983
Imation Corp. (a)                                            7,489       222,873
Inet Technologies Inc. (a)                                   3,120        21,060
InFocus Corp. (a)                                            8,412        99,093
Informatica Corp. (a)                                       12,100        85,789
Information Resources Inc. (a)                               5,870        55,113
Inktomi Corp. (a)                                           30,570        26,902
Integral Systems Inc. (a)                                    2,000        43,640
Integrated Silicon Solution (a)                              5,540        49,417
Inter-Tel Inc.                                               3,818        65,326
Intergraph Corp. (a)                                        10,544       183,889
Interland Inc. (a)                                          26,210        91,211
Internet Security Systems Inc. (a)                           8,000       104,960
InterTrust Technologies Corp. (a)                           15,700        47,257
Interwoven Inc. (a)                                         22,400        68,320
InVision Technologies Inc. (a)                               2,400        57,984
Iomega Corp. (a)                                            11,311       145,346
ITXC Corp. (a)                                               4,850        25,269
Ixia (a)                                                     9,790        56,978
IXYS Corp. (a)                                               1,750         9,415
j2 Global Communications Inc. (a)                            1,200        19,716
JDA Software Group Inc. (a)                                  5,931       167,610
Keane Inc. (a)                                              12,430       158,482
Keithley Instruments Inc.                                    1,650        23,826
Keynote Systems Inc. (a)                                     5,280        38,650
Kopin Corp. (a)                                             14,780        97,548
Kroll Inc. (a)                                               4,590        96,298
Lattice Semiconductor Corp. (a)                             17,900       156,446
Lawson Software Inc. (a)                                     2,800        16,156
LeCroy Corp. (a)                                             1,900        22,610
Legato Systems Inc. (a)                                     20,377        73,357
Lexar Media Inc. (a)                                         7,010        29,933


                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)


                                                          Shares         Value
                                                         --------      ---------
Common Stocks (Cont.)

Technology (Cont.)
Liberate Technologies Inc. (a)                             22,980      $  60,644
Littelfuse Inc. (a)                                         4,071         94,162
LookSmart Ltd. (a)                                         14,600         28,616
Macromedia Inc. (a)                                        12,350        109,544
Macrovision Corp. (a)                                       9,000        117,990
Magma Design Automation (a)                                 3,900         65,520
Manhattan Associates Inc. (a)                               4,124        132,628
ManTech International Corp. Class A (a)                     1,500         35,985
Manufactures Services Ltd. (a)                              3,130         14,868
Manugistics Group Inc. (a)                                 12,400         75,764
MAPICS Inc. (a)                                             3,100         17,329
MapInfo Corp. (a)                                           3,250         29,575
MatrixOne Inc. (a)                                         10,050         60,400
Maxtor Corp. (a)                                           42,400        191,648
McAfee.com Corp. (a)                                        2,500         36,600
MCData Corp. (a)                                           13,300        117,173
MCSI (a)                                                    4,459         50,115
Medsource Technologies Inc. (a)                             1,600         19,600
MEMC Electronic Materials Inc. (a)                          9,314         47,129
Mentor Graphics Corp. (a)                                  13,800        196,236
Mercury Computer Systems Inc. (a)                           4,594         99,552
Merix Corp. (a)                                             2,500         21,450
MetaSolv Inc. (a)                                           6,140         24,130
Methode Electronics Inc.                                    7,261         92,723
Micro General Corp. (a)                                     2,300         38,387
Micromuse Inc. (a)                                         15,500         71,920
Microsemi Corp. (a)                                         6,100         40,260
Microtune Inc. (a)                                          3,430         30,561
MIPS Technologies Inc. (a)                                  9,260         57,134
Monolithic System Technology (a)                            3,800         42,560
MRO Software Inc. (a)                                       3,778         42,994
MRV Communications Inc. (a)                                19,842         30,358
MSC Software Corp. (a)                                      6,140         54,953
Nassda Corp. (a)                                            1,000         12,370
Neoforma Inc. (a)                                           1,600         20,784
Net2Phone Inc. (a)                                          4,900         20,923
Netegrity Inc. (a)                                          5,740         35,358
NetFlix.com Inc. (a)                                        1,100         15,389
NetIQ Corp. (a)                                             8,736        197,696
Netro Corp. (a)                                             7,200         16,416
NetScout Systems Inc. (a)                                   3,820         26,052
Netscreen Technologies Inc. (a)                             2,100         19,278
New Focus Inc. (a)                                         13,990         41,550
Newport Corp.                                               7,960        124,654
Novadigm Inc. (a)                                           2,450         17,812
Novell Inc. (a)                                            76,752        246,374
Nu Horizons Electronics Corp. (a)                           2,650         21,969
Nuance Communications Inc. (a)                              7,020         29,344
Numerical Technologies Inc. (a)                             3,770         15,061
NYFIX Inc. (a)                                              5,690         48,365
Oak Technology Inc. (a)                                    11,630         52,684
Omnivision Technologies Inc. (a)                            4,300         61,232
ON Semiconductor Corp. (a)                                  5,870         12,092
Onyx Software Corp. (a)                                     9,308         31,461
Openwave Systems Inc. (a)                                  36,800        206,448
Oplink Communications (a)                                  21,520         15,710
Opnet Technologies Inc. (a)                                 2,070         18,547
OSI Systems Inc. (a)                                        1,400         27,762
Overland Data Inc. (a)                                      1,700         28,016
Packeteer Inc. (a)                                          5,200         22,984
Palm Inc. (a)                                             122,700        215,952
Paradyne Networks Inc. (a)                                  5,800         22,968
Parametric Technology Corp. (a)                            55,000        188,650
Park Electrochemical Corp.                                  3,480         92,220
PC-Tel Inc. (a)                                             4,400         29,784
PDF Solutions Inc. (a)                                      2,500         18,275
PEC Solutions Inc. (a)                                      1,730         41,382
Peregrine Systems Inc. (a)                                 40,000         12,000
Pericom Semiconductor Corp. (a)                             4,250         49,257
Phoenix Technologies Ltd. (a)                               5,326         53,260
Pinnacle Entertainment Inc. (a)                             4,938         52,491
Pioneer Standard Electronics Inc.                           6,388         66,371
Pixelworks Inc. (a)                                         7,010         58,814
Planar Systems Inc. (a)                                     2,690         51,782
Plexus Corp. (a)                                            8,824        159,714
PLX Technology Inc. (a)                                     3,468         14,739
Pomeroy Computer Resources Inc. (a)                         2,210         32,222
Power Integrations Inc. (a)                                 5,416         96,941
Power-One Inc. (a)                                         11,300         70,286
Progress Software Corp. (a)                                 6,646         98,088
Proxim Corp. (a)                                           25,304         75,887
PTEK Holdings Inc. (a)                                     10,100         57,873
QuadraMed Corp. (a)                                         5,900         41,241
Quantum Corp.-Hard Disk Drive (a)                          26,800        112,560
Quest Software Inc. (a)                                     7,800        113,334
Quovadx Inc. (a)                                            4,500         28,260
Radiant Systems Inc. (a)                                    3,564         46,439
RadiSys Corp. (a)                                           4,247         49,393
Rainbow Technologies Inc. (a)                               4,350         21,402
Raindance Communications Inc. (a)                           9,500         54,625
Rambus Inc. (a)                                            16,950         69,325
Read-Rite Corp. (a)                                        21,820         10,474
Red Hat Inc. (a)                                           23,970        140,704
Redback Networks (a)                                       27,900         49,941
Register.com Inc. (a)                                       6,350         48,387
Remec Inc. (a)                                              9,779         54,860
Research Frontiers Inc. (a)                                 1,900         28,236
Retek Inc. (a)                                             11,100        269,730
Richardson Electronics Ltd.                                 1,650         17,705
Riverstone Networks Inc. (a)                               25,700         80,441
Roxio Inc. (a)                                              4,000         28,800
RSA Security Inc. (a)                                       9,300         44,733
Safeguard Scientifics Inc. (a)                             25,840         51,680
Sanchez Computer Associates Inc. (a)                        2,713         12,100
Sandisk Corp. (a)                                          12,800        158,720
Sapient Corp. (a)                                          14,200         15,052


                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                                         Shares         Value
                                                        --------     -----------
Common Stocks (Cont.)

Technology (Cont.)
SBS Technologies Inc. (a)                                  2,950     $    36,135
ScanSoft Inc. (a)                                         11,200          82,880
Scansource Inc. (a)                                        1,240          76,148
SCM Microsystems Inc. (a)                                  4,239          56,718
SeaChange International Inc. (a)                           4,270          37,491
Secure Computing Corp. (a)                                 6,230          47,036
Seebeyond Technology Corp. (a)                            10,930          33,883
SERENA Software Inc. (a)                                   3,844          52,652
Shenandoah Telecommunications Co. (a)                        800          42,976
Silicon Graphics Inc. (a)                                 40,320         118,541
Silicon Image Inc. (a)                                    12,390          75,827
Silicon Laboratories (a)                                   5,530         149,642
Silicon Storage Technology Inc. (a)                       16,430         128,154
Siliconix Inc. (a)                                         1,140          31,578
Sipex Corp. (a)                                            4,951          24,205
Skyworks Solutions Inc. (a)                               28,600         158,730
Sonicblue Inc. (a)                                        15,299          15,758
SonicWALL Inc. (a)                                        10,800          54,216
Sonus Networks Inc. (a)                                   37,600          75,952
Spectra Site Holdings Inc. (a)                             3,568             642
Spectrian Corp. (a)                                        2,400          24,888
SpeechWorks International Inc. (a)                         6,570          24,171
SpeedFam-IPEC Inc. (a)                                     5,600          29,344
SPSS Inc. (a)                                              2,282          35,462
SRA International Inc. Class A (a)                         1,100          29,678
SS&C Technologies Inc. (a)                                 1,700          23,851
Standard Microsystems Corp. (a)                            3,000          70,830
StorageNetworks Inc. (a)                                  13,300          26,188
Stratos Lightwave Inc. (a)                                15,328          24,525
Supertex Inc. (a)                                          2,250          39,645
SureWest Communications (a)                                2,800         148,764
Sycamore Networks Inc. (a)                                33,200         128,152
Sykes Enterprises Inc. (a)                                 5,288          40,659
Synplicity (a)                                             2,270          10,397
Syntel Inc. (a)                                            1,389          17,168
Sypris Solutions Inc. (a)                                  1,100          20,042
Systems & Computer Technology Corp. (a)                    6,489          87,666
Talk America Holdings Inc. (a)                            14,700          60,711
Talx Corp.                                                 2,438          46,224
TEKELEC (a)                                                9,700          77,891
Three-Five Systems Inc. (a)                                4,800          54,720
Tibco Software Inc. (a)                                   16,900          93,964
Tier Technologies Inc. Class B (a)                         3,100          55,242
Transaction Systems Architects Inc. (a)                    7,555          88,847
Transmeta Corp. (a)                                       22,500          52,875
Trikon Technologies Inc. (a)                               2,230          20,048
Trimble Navigation Ltd. (a)                                5,748          89,094
Tripos Inc. (a)                                            1,600          34,880
TriQuint Semiconductor Inc. (a)                           27,727         177,730
TriZetto Group Inc. (a)                                    6,460          55,233
TTM Technologies Inc. (a)                                  3,120          16,349
Turnstone Systems Inc. (a)                                 7,300          27,229
Tyler Technologies Inc. (a)                                6,900          36,708
Ulticom Inc. (a)                                           2,460          16,679
United Industrial Corp.                                    2,690          58,776
United Online Inc. (a)                                     4,500          54,090
Universal Access Global Holdings Inc. (a)                  2,498             472
Universal Display Corp. (a)                                3,500          29,050
Unova Inc. (a)                                             8,318          53,984
ValueClick Inc. (a)                                       14,800          47,952
Vastera Inc. (a)                                           6,850          30,072
Verity Inc. (a)                                            6,054          67,139
ViaSat Inc. (a)                                            3,890          32,793
Viewpoint Corp. (a)                                        7,930          38,223
Vignette Corp. (a)                                        49,300          97,121
Virage Logic Corp. (a)                                     2,250          29,295
VitalWorks Inc. (a)                                        7,700          63,140
Vitesse Semiconductor Corp. (a)                           42,000         130,620
Vitria Technology Inc. (a)                                13,980          13,421
WatchGuard Technologies Inc. (a)                           5,600          28,784
Water Pik Technology (a)                                   2,400          30,024
WebEX Communications Inc. (a)                              4,970          79,023
Webmethods Inc. (a)                                        9,500          94,050
Websense Inc. (a)                                          4,500         115,065
Western Digital Corp. (a)                                 40,682         132,216
Western Wireless Corp. (a)                                10,900          34,880
White Electronic Designs (a)                               3,900          29,328
Wind River Systems Inc. (a)                               14,200          71,142
Witness Systems Inc. (a)                                   3,380          24,944
Xicor Inc. (a)                                             4,070          16,443
Zomax Inc. (a)                                             5,028          19,609
Zoran Corp. (a)                                            5,695         130,472
                                                                     -----------
                                                                      22,562,569
                                                                     -----------

Utilities & Energy (4.5%)
AGL Resources Inc.                                        11,330         265,235
AirGate PCS Inc. (a)                                       5,740           5,740
Alamosa Holdings Inc. (a)                                 14,500          20,445
Alaska Communications Systems Group (a)                    3,600          17,096
Allegiance Telecom Inc. (a)                               21,400          39,162
American States Water Co.                                  3,035          79,942
Arch Coal Inc.                                             9,600         218,016
Atmos Energy Corp.                                         8,826         206,881
Avista Corp.                                              10,158         140,180
Black Hills Corp.                                          5,500         190,355
Boston Communications Group (a)                            3,240          26,050
Broadwing Inc. (a)                                        39,400         102,440
California Water Service Group                             2,986          74,769
Capstone Turbine Corp. (a)                                15,800          26,228
Cascade Natural Gas Corp.                                  2,226          46,523
Central Vermont Public Service Corp.                       2,560          45,056


                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)


                                                       Shares          Value
                                                    -----------    ------------
Common Stocks (Cont.)

Utilities & Energy (Cont.)
CH Energy Group Inc.                                      3,682    $    182,222
CLECO Corp.                                               8,152         178,529
Commonwealth Telephone Enterprises Inc. (a)               2,165          87,120
Connecticut Water Services Inc.                           1,625          49,530
CT Communications Inc.                                    3,504          56,765
Dobson Communications Corp. (a)                           4,210           3,621
DQE Inc. (a)                                             13,170         184,380
El Paso Electric Co. (a)                                  9,021         124,941
Empire District Electric Co.                              3,898          79,909
Energen Corp.                                             7,049         190,675
General Communication Inc. (a)                            8,647          57,676
Golden Telecom Inc. (a)                                   2,600          45,760
Hickory Tech Corp.                                        3,000          45,000
Infonet Services Corp. Class B (a)                       12,800          31,744
Input/Output Inc. (a)                                     9,635          86,715
Intrado Inc. (a)                                          3,190          61,758
Madison Gas & Electric Co.                                2,692          74,972
Middlesex Water Co.                                       1,600          42,032
New Jersey Resources Corp.                                5,608         167,399
Nextel Partners Inc. (a)                                 13,900          41,839
North Pittsburgh Systems Inc.                             3,186          51,263
Northwest Natural Gas Co.                                 5,093         148,614
NorthWestern Corp.                                        6,292         106,649
NUI Corp.                                                 3,823         104,177
Oneok Inc.                                               11,068         242,943
Otter Tail Power Co.                                      5,036         158,735
Piedmont Natural Gas Co. Inc.                             6,265         231,680
PNM Resources Inc.                                        7,851         189,994
Price Communications Corp. (a)                           10,232         163,712
RCN Corp. (a)                                            11,560          15,837
Seacor Smit Inc. (a)                                      3,613         171,076
SEMCO Energy Inc.                                         3,750          33,938
Sierra Pacific Resources Corp.                           20,743         161,795
SJW Corp.                                                   339          27,459
South Jersey Industries Inc.                              2,695          90,956
Southern Union Co. (a)                                    8,203         139,449
Southwest Gas Corp.                                       6,665         164,959
Southwest Water Co. (a)                                   2,000          37,860
Southwestern Energy Co.                                   5,243          79,589
Tetra Technologies Inc. (a)                               2,760          73,278
The Laclede Group Inc.                                    3,621          85,021
Time Warner Telecom Inc. Class A (a)                      8,200          13,776
Touch America Holdings Inc. (a)                          21,680          59,620
Triton PCS Holdings Inc. (a)                              3,800          14,820
UGI Corp.                                                 5,552         177,331
Uil Holdings Corp.                                        2,873         156,464
UniSource Energy Corp.                                    6,355         118,012
US Unwired Inc. (a)                                      18,770          52,556
Westar Energy Inc. (a)                                   10,900         167,315
WGL Holdings Inc.                                         9,761         253,786
WH Energy Services Inc. (a)                               4,890         108,362
WPS Resources Corp.                                       6,075    $    248,042
                                                                   ------------

                                                                      7,145,773
                                                                   ------------
Total Common Stocks
(cost $167,411,064)                                                 154,152,870
                                                                   ------------

                                                     Shares or
                                                     principal
                                                       amount          Value
                                                    -----------     ------------
Short-term Investments (3.6%)
U.S. Treasury Bills, 1.670%,
   July, 2002 (b)                                   $ 3,579,000    $  3,577,418
U.S. Treasury Bills, 1.700%,
   August, 2002 (b)                                   1,678,000       1,674,002
U.S. Treasury Bills, 1.690%,
   September, 2002 (b)                                  377,000         375,609
                                                                   ------------
Total Short-term Investments
(cost $5,626,304)                                                     5,627,029
                                                                   ------------
TOTAL INVESTMENTS (101.0%)
(cost $173,037,368)                                                 159,779,899

LIABILITIES, NET OF CASH AND OTHER
   ASSETS (-1.0%)                                                    (1,591,097)
                                                                   ------------
NET ASSETS (100.0%)                                                $158,188,802
                                                                   ============

(a)  Non-income producing security.

(b) At June 30, 2002, these securities have been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

At June 30, 2002, net unrealized depreciation of $13,441,173 consisted of gross unrealized appreciation of $18,652,313 and gross unrealized depreciation of $32,093,486 based on cost of $173,221,072 for federal income tax purposes.

ADR - American Depository Receipts

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2002
                                   (Unaudited)


                                                         Shares         Value
                                                       ----------    -----------
Common Stocks (99.2%)

Australia (4.1%)
Amcor Ltd.                                                 25,724    $   118,986
AMP Ltd.                                                   30,086        263,466
Aristocrat Leisure Ltd.                                    10,466         31,784
Australian & New Zeland Bank Group                         39,987        432,995
Australian Gas & Light Co.                                 12,300         68,010
BHP Ltd.                                                  101,159        584,891
Boral Ltd.                                                 22,030         46,375
Brambles Industries Ltd.                                   27,319        144,766
Coca-Cola Amatil Ltd.                                      14,114         50,548
Cochlear Ltd.                                               2,116         40,445
Coles Myer Ltd.                                            33,522        124,762
Commonwealth Bank of Australia                             33,323        615,986
Computershare Ltd.                                         13,812         17,058
CSL Ltd.                                                    4,677         84,486
CSR Ltd.                                                   29,911        107,291
ERG Ltd.                                                   53,896          9,076
Erste Banks                                                   580         41,443
Fosters Brewing Group Ltd.                                 59,587        157,882
General Property                                           54,626         86,167
Goodman Fielder Ltd.                                       52,977         49,666
Infrastructure                                             54,932         89,116
James Hardie Industries Ltd.                               14,248         51,988
Leighton Holdings Ltd.                                      4,775         27,850
Lend Lease Corp. Ltd.                                      11,333         67,053
Macquarie Bank Ltd.                                         5,681         93,279
Mayne Nickless Ltd.                                        25,113         58,363
MIM Holdings Ltd.                                          70,534         51,476
Mirvac Group                                               28,357         66,537
National Australia Bank Ltd.                               41,576        826,190
News Corp. Ltd. ADR                                        40,057        217,666
NRMA Insurance Group                                       39,640         70,095
Orica Ltd.                                                 11,171         60,012
Paperlinx Ltd.                                             15,645         42,594
QBE Insurance Group Ltd.                                   14,974         55,814
Rio Tinto Ltd.                                              8,758        164,794
Santos Ltd.                                                27,948        101,348
Sons of Gwalia NL                                           9,959         33,823
Southcorp Holdings                                         20,140         60,033
Stockland Trust Group                                      35,946         88,582
Suncorp Metway Ltd.                                        14,904        102,990
Tabcorp Holding Ltd.                                        7,901         55,441
Telstra Corp.                                              59,101        154,602
Transurban Group (a)                                       14,092         33,225
Wesfarmers Ltd.                                            10,236        156,290
Western Mining Corp. Holding Ltd.                          31,551        160,995
Westfield Holdings Ltd.                                    11,970        100,522
Westfield Trust                                            57,414        109,580
Westpac Banking Corp.                                      46,465        423,589
Woodside Petroleum Ltd.                                    13,949        106,256
Woolworths Ltd.                                            28,769        212,367
                                                                     -----------
                                                                       6,918,553
                                                                     -----------
Austria (0.1%)
Oest Elektrizatswirts Class A                                 353         30,665
OMV AG                                                        573         56,306
Telekom Ausria TA (a)                                       5,992         48,052
                                                                     -----------
                                                                         135,023
                                                                     -----------
Belgium (1.0%)
Agfa Gevaert NV                                             2,543         46,311
Colruyt SA                                                    843         39,546
Delhaize LE PS                                              2,041         95,745
Dexia                                                      16,719        258,737
Electrabel SA                                                 844        195,046
Fortis Group                                               25,185        539,239
Groupe Bruxelles Lambert                                    2,000        104,488
Interbrew (a)                                               4,397        126,235
Kredietbank NPV                                             2,584        104,502
Solvay Et Cie Class A NPV                                   1,333         95,970
UCB BB                                                      2,870        105,298
                                                                     -----------
                                                                       1,711,117
                                                                     -----------
Denmark (0.7%)
D/S 1912 Class B                                               10         75,114
D/S Svendborg Class B                                           7         68,865
Danisco AS                                                  1,884         68,879
Den Danske Bank                                            14,635        269,473
GN Store Nord                                               7,454         27,351
Group 4 Falck AS                                            2,248         77,704
H. Lundbeck AS                                              2,040         53,970
ISS AS (a)                                                  1,266         66,818
Navision Software AS                                          566         22,499
Novo Nordisk                                                7,618        252,181
Novozymes AS Class B                                        1,984         44,840
Tele Danmark                                                3,645        100,794
Vestas Wind Systems                                         2,998         81,308
William DeMant Holding (a)                                  1,297         33,796
                                                                     -----------
                                                                       1,243,592
                                                                     -----------
Finland (1.7%)
Amer-Yhthymae OY Class A                                    1,064         34,677
Fortum                                                      9,500         54,792
Instrumentarium Group B                                     1,644         41,483
Kesko OY Osake                                              3,946         44,816
Kone OYJ Class B                                            1,317         39,020
Metso OYJ                                                   3,527         45,631
Nokia OYJ                                                 125,973      1,843,766
Outokumpo OY                                                2,996         36,098
Pohjola Group PLC                                           1,185         21,358
Sampo Insurance Co.                                         7,778         60,684
Sonera Corp. (a)                                           15,879         60,375
Stora Enso OY R                                            18,560        260,100
Tietoenator Corp.                                           2,312         57,083


                 See accompanying notes to financial statements.

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                       Shares           Value
                                     -----------     -----------
Common Stocks (Cont.)

Finland (Cont.)
UPM-Kymmene                                6,751     $   265,757
                                                     -----------
                                                       2,865,640
                                                     -----------
France (9.3%)
Accor SA                                   4,975         201,789
Air Liquide Rights (a)                     2,401          46,180
Air Liquide SA                             2,401         369,436
Alcatel                                   30,281         210,535
Alstom (a)                                 6,937          73,374
Altran Technologies SA                     1,782          51,917
Arcelor (a)                                9,456         134,198
Autoroutes Du Sud De La Fran (a)           2,545          69,119
Aventis SA                                18,252       1,293,337
AXA Co.                                   37,117         678,881
Banque National Be Paris                  21,559       1,192,329
BIC                                        1,191          47,637
Bouygues                                   4,649         129,889
Business Objects                           1,752          51,302
Cap Gemini                                 2,778         110,427
Carrefour Supermarche                     14,305         774,190
Casino French                                798          67,580
Castorama Dubois Investissemen             1,883         120,877
Club Mediterrane                             639          21,141
Compagnie De Saint-Gobain                  8,240         369,864
Dassault Systemes SA                       1,207          55,131
Essilor International                      3,000         121,978
European Aeronautic Defense                7,475         114,942
France Telecom SA                         10,805         100,627
Groupe Danone                              3,366         462,735
Imetal                                       316          40,414
L'Oreal                                    9,186         716,693
Lafarge SA                                 3,580         357,095
Lagardere Groupe                           3,702         160,283
LMVH Co.                                   5,939         299,132
Michelin Class B                           3,598         145,795
Pechiney SA Class A                        1,924          87,881
Pernod-Ricard                              1,270         124,421
Pinault-Printemps-Redoute SA               1,816         215,396
PS Peugeot Citroen                         4,271         221,657
Publicis Groupe SA                         2,675          73,839
Renault SA                                 4,167         194,860
Sagem SA                                     410          27,534
Sanofi-Synthelabo                         10,876         661,651
Schneider SA                               5,488         295,115
Soc Generale D'enterprises                 1,768         119,868
Societe Air France                         2,067          34,601
Societe Generale Class A                   8,022         528,430
Sodexho Alliance                           2,580          97,843
Suez                                      21,920         584,499
Technip SA                                   618          65,062
Television Francaise                       3,494          93,547
Thomson CSF                                1,861          79,030
Thomson Multimedia                         4,220          99,815
Total Fina SA                             17,290       2,807,217
Unibail                                    1,392          85,921
Valeo                                      1,911          79,455
Vivendi Universal                         24,681         533,322
Zodiac                                     1,419          34,755
                                                     -----------
                                                      15,734,546
                                                     -----------
Germany (6.8%)
Adidas Salomon AG                          1,226         100,738
Aixtron                                    1,715          21,527
Allianz AG Holding                         5,005       1,010,580
Altana AG                                  2,000         108,517
BASF AG                                   14,557         677,848
Bayer AG                                  18,677         598,551
Bayerische Hypo Vereinsbank                9,290         302,768
Beiersdor                                  1,112         135,079
Continental AG (a)                         3,326          59,125
Daimler Chrysler AG                       22,983       1,115,377
Deutsche Bank AG                          15,069       1,047,698
Deutsche Boerse AG                         1,654          70,403
Deutsche Lufthansa (a)                     5,458          77,620
Deutsche Post AG                          10,703         138,364
Deutsche Telekom AG                       56,930         534,129
Douglas Holding AG                         1,038          24,582
E.On AG                                   15,785         915,866
Epcos AG (a)                               1,500          49,034
Fresenius Medical Care                     1,110          49,604
Gehe AG                                      968          40,439
Heidelberger Zement AG                       911          44,805
Infineon Technologies AG (a)               9,463         149,343
Kamps AG                                   2,310          28,425
Karstadt Quelle AG                         1,402          35,446
Linde AG                                   2,534         126,555
M.A.N. AG                                  2,598          54,831
Merck KGAA                                 1,774          48,005
Metro AG                                   4,095         125,977
MLP AG                                     1,450          45,252
Muenchener Rueckversicherungs
   Namensaktie                             2,633         624,082
Preussag                                   4,110         100,095
RWE AG                                     9,946         393,887
SAP AG                                     5,582         547,142
Scherling AG                               4,955         312,110
SGL Carbon AG                                650          11,651
Siemans                                   21,707       1,302,987
Software AG                                  819          11,566
Thyssen Krupp                              9,678         146,237
Volkswagen AG (a)                          6,169         297,313
WCM Beteiligungs & Grund AG (a)            4,976          31,943
                                                     -----------
                                                      11,515,501
                                                     -----------

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                       Shares           Value
                                     -----------     -----------

Common Stocks (Cont.)

Greece (0.3%)
Bank of Piraeus                            5,028     $    36,249
Commercial Bank of Greece                  2,787          60,003
Credit Bank Greece                         7,167         102,632
EFG Eruobank                               6,280          88,070
Hellenic Telecommunications                8,969         141,724
National Bank of Greece                    6,838         145,463
                                                     -----------
                                                         574,141
                                                     -----------
Hong Kong (1.6%)
ASM Pacific Technology                     7,000          15,391
Bank of East Asia Hong Kong               41,205          82,938
Cathay Pacific Airways Ltd.               30,000          45,963
Cheung Kong                               41,000         341,670
CLP Holdings Ltd.                         51,783         205,806
Espirit Holdings Ltd.                     18,000          34,501
Giordano International Ltd.               46,000          28,308
Hang Seng Bank                            21,074         225,601
Henderson Land Development                18,000          74,770
Hong Kong & China Gas                    112,534         149,321
Hong Kong Electric                        41,500         155,094
Hong Kong Exchange & Clearing             30,000          49,422
Hutchison Whampoa                         57,210         427,244
Johnson Electric Holdings                 44,716          53,029
Li & Fung Ltd.                            46,000          61,925
New World Development (a)                 49,000          38,950
Pacific Century Cyberworks (a)           255,000          60,155
Shangri-La Asia Ltd.                      36,000          29,999
Sino Land Co.                             50,000          18,910
Sun Hung Kai Properties                   36,000         273,463
Swire Pacific Ltd.                        27,000         138,116
Television Broadcasts Ltd.                11,000          46,820
Wharf Holdings Ltd.                       35,114          82,834
                                                     -----------
                                                       2,640,230
                                                     -----------
Ireland (0.8%)
Allied Irish Banks PLC                    23,642         314,041
Bank of Ireland                           26,921         335,263
CRH PLC                                   13,934         227,059
DCC PLC                                    2,802          31,962
Elan Corp. (a)                             9,643          55,155
Independent News & Media PLC              16,503          32,597
Iona Technologies PLC                      1,226           6,647
Irish Permanent PLC                        9,204         131,612
Kerry Group PLC                            6,338          93,754
Ryanair Hodings PLC (a)                   17,352         106,059
Smurfit (Jefferson) Group                 27,233          83,374
                                                     -----------
                                                       1,417,523
                                                     -----------
Italy (3.6%)
Alitalia SpA (a)                          28,577          18,544
Alleanza Assicurazioni SpA Azione         12,652         121,452
Arnoldo Mondadori Editore                  4,696          31,119
Assicurazione Generali SpA                27,044         641,005
Autogrill SpA (a)                          3,779          43,927
Autostrade SpA                            23,423         194,081
Banca Di Roma                             25,156          46,830
Banca Fideuram SpA                         7,674          47,822
Banca Intesa                              23,277          51,493
Banca Intesa SpA                          96,475         294,413
Banca Monte Dei Paschi Siena              18,917          61,465
Banca Nazionale Lavoro (a)                46,101          80,359
Banca Popolare Di Milano                  14,005          56,985
Benetton Group                             2,660          31,104
Bipop Carire SpA (a)                      37,488          50,463
Bulgari SpA                                5,115          32,279
Enel SpA                                  57,323         328,352
ENI Spa                                   75,601       1,202,079
Fiat                                       7,603          95,435
Gruppo Editoriale L'Espresso               6,072          19,849
Italcementi SpA                            3,523          34,897
Italglas                                   6,508          72,307
Luxottica Group SpA                        3,880          75,450
Mediaset SpA                              16,798         130,063
Mediobanca Banca Di Credito               12,750         117,860
Mediolanum SpA                             6,217          37,023
Parmalat Finanziaria SpA                  15,400          47,604
Pirelli SpA                               34,653          36,961
RAS SpA                                   10,291         138,120
San Paolo - IMI SpA                       23,668         237,485
Seat-Paginne Gialle SpA (a)              139,061         101,904
Snam Rete Gas                             17,648          52,113
SNIA SpA                                  12,568          25,445
Telecom Italia Mobile                     99,800         409,030
Telecom Italia SpA                        62,313         488,010
Telecom Italio SpA-RNC                    53,219         282,242
Tiscali SpA (a)                            4,618          28,048
Unicredito Italiano SpA                   82,278         372,160
                                                     -----------
                                                       6,135,778
                                                     -----------
Japan (21.8%)
ACOM Co. Ltd.                              2,000         136,659
Advantest Corp.                            1,990         123,856
Aeon Co.                                   6,400         170,866
Aiful Corp.                                1,150          75,413
Ajinomoto Co. Inc.                        16,000         171,667
Alps Eelectronics Co.                      4,000          50,526
Amada Co. Ltd.                             7,000          33,931
Asahi Breweries Ltd.                      12,000         100,417
Asahi Chemical Industry Co.               35,000         116,512
Asahi Glass Co. Ltd.                      22,000         140,780
Asatsu Inc.                                1,400          30,486
Autobacs Seven                             1,200          33,940
Bank of Fukuoka Ltd.                      17,000          67,228
Benesse Corp                               2,000          36,543
Bridgestone Corp.                         17,000         234,024

                See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                                       Shares           Value
                                                    ------------     -----------

Common Stocks (Cont.)

Japan (Cont.)
Canon Inc.                                                23,000     $   869,264
Casio Computer Co. Ltd.                                    9,000          44,001
Central Japan Railway                                         26         158,351
Chiba Bank                                                19,000          64,676
Chubu Electric Power Co.                                  16,800         295,045
Chugai Pharm Co.                                           7,000          83,748
Citizen Watch Co. Ltd.                                     9,000          60,596
Credit Saison                                              3,500          83,076
CSK Corp.                                                  1,900          67,687
Dai Nippon Printing Co. Ltd.                              17,000         225,655
Daicel Chemical Industries                                10,000          34,123
Daiei Inc.                                                 8,000          13,682
Daiichi Pharmaceutical                                     7,000         127,899
Daikin Industries Ltd.                                     5,000          91,565
Dainippon Ink & Chemical Inc. (a)                         22,000          47,172
Daito Trust Construction                                   2,600          48,699
Daiwa Bank Holdings Inc. (a)                             104,000          79,830
Daiwa House Industry                                      13,000          79,502
Daiwa Securities                                          31,000         200,961
Denki Kagaku Kog                                          14,000          44,619
Denso Corp.                                               13,200         206,271
East Japan Rail                                               81         379,117
Ebara Corp.                                                9,000          48,506
Eisai Co. Ltd.                                             7,000         179,876
Fanuc Co.                                                  3,000         150,676
Fast Retailing Co. Ltd.                                    1,700          36,876
Fuji Machine Mfg. Co. Ltd.                                 1,400          21,725
Fuji Photo Film Co. Ltd.                                  12,000         387,452
Fuji Soft ABC Inc.                                         1,200          48,356
Fuji Television Network Inc.                                   7          40,472
Fujikura Ltd.                                             10,000          36,459
Fujisawa Pharmaceutical                                    7,000         167,612
Fujitsu Ltd.                                              44,000         306,891
Furkukawa Electric                                        13,000          49,784
General Sekiyu                                             9,000          63,824
Gunma Bank                                                14,000          64,709
Hirose Electronics Co. Ltd.                                1,000          87,185
Hitachi Ltd.                                              78,000         504,340
Hokuriku Bank                                             24,000          37,445
Honda Motor Co. Ltd.                                      17,200         697,414
Hoya Corp.                                                 2,900         210,979
Isetan                                                     5,000          50,476
Ishikawajima-Harima Heavy Ind.                            31,000          46,813
ITO Yokado Co. Ltd.                                       10,000         500,584
Itochu Corp.                                              34,000         119,139
Japan Airlines (a)                                        18,000          50,760
Japan Energy Corp.                                        29,000          44,034
Japan Tobacco Inc.                                            21         140,864
JGC Engineering & Construction                             7,000          49,641
Joyo Bank                                                 25,000          67,580
Kajima Corp.                                              23,000          65,242
Kamigumi Co. Ltd.                                          9,000          37,619
Kanebo Ltd.                                               17,000          28,934
Kaneka Corp.                                               9,000          62,699
Kansai Electric Power                                     19,000         300,392
KAO Corp.                                                 15,000         345,403
Kawasaki Heavy Industries (a)                             37,000          47,231
Kawasaki Kisen                                            18,000          25,079
Kawasaki Steel (a)                                        68,000          88,502
Keihin Elec Express Railway                               16,000          72,350
Keio Teito Electric Railway                               17,000          85,099
Keyence Corp.                                                800         169,464
Kinden Corp.                                               6,000          28,533
Kinki Nippon Railway (a)                                  41,000         133,746
Kirin Brewery Co. Ltd.                                    21,000         147,172
Komatsu Ltd.                                              27,000          96,638
Konami Co. Ltd.                                            2,500          52,457
Konica Corp.                                               8,000          51,727
Kubota Corp.                                              28,000          85,266
Kuraray Co.                                               11,000          72,042
Kurita Water Industries                                    3,000          36,918
Kyocera Corp.                                              4,400         321,208
Kyowa Hakko Kogyo                                         11,000          59,653
Kyushu Electric Power Co.                                 10,600         157,063
Lawson Inc.                                                1,700          52,052
Mabuchi Motor Corp.                                          800          78,825
Marubeni Corp. (a)                                        37,000          37,969
Marui Co.                                                  9,000         114,058
Matsushita Communication                                   2,400          92,508
Matsushita Electric Industries                            52,000         709,327
Matsushita Electric Works                                 12,000          86,100
Meiji Seika                                               12,000          42,950
Meitec Corp.                                               1,200          39,646
Millea Holdings Inc. (a)                                      38         311,964
Minebea Co. Inc.                                          11,000          64,609
Mitsubishi Chemical Corp. (a)                             47,000         109,402
Mitsubishi Corp.                                          29,000         209,769
Mitsubishi Electric (a)                                   45,000         201,987
Mitsubishi Estate Co. Ltd.                                25,000         204,405
Mitsubishi Gash Chem Co.                                  15,000          27,282
Mitsubishi Heavy                                          79,000         239,252
Mitsubishi Materials Corp. (a)                            30,000          59,568
Mitsubishi Rayon Co.                                      17,000          53,725
Mitsubishi Tokyo Financial (a)                                94         630,976
Mitsubishi Warehouse Tranport                              5,000          33,957
Mitsui & Co.                                              33,000         220,806
Mitsui Chemicals Inc.                                     15,000          74,963
Mitsui Engineering (a)                                    23,000          28,785
Mitsui Fudosan                                            20,000         176,874
Mitsui Marine & Fire Insurance                            35,000         188,346
Mitsui Mining & Smelting                                  18,000          53,613
Mitsui Trust Holding Inc. (a)                             15,000          31,161
Mitsukoshi                                                14,000          41,581
Mizuho Holdings Inc.                                         152         337,327
Murata Manufacturing Co. Ltd.                              6,300         404,722
Namco Ltd.                                                 1,500          28,596

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                                       Shares           Value
                                                    ------------     -----------

Common Stocks (Cont.)

Japan (Cont.)
NEC Corp.                                                 39,000     $   271,366
NGK Insulators Ltd.                                        9,000          71,258
NGK Spark Plug                                             6,000          45,503
Nidec Corp.                                                1,000          72,501
Nikko Securities Co.                                      35,000         176,666
Nikon Corp.                                                8,000          88,570
Nintendo Corp. Ltd.                                        2,700         397,589
Nippon Comsys Corp. (a)                                    5,000          27,699
Nippon Express Co.                                        22,000         116,552
Nippon Meat Packers Inc. Osaka                             6,000          75,188
Nippon Mitusubishi Oil Corp.                              39,000         201,735
Nippon Sheet Glass                                         9,000          30,410
Nippon Steel Corp.                                       146,000         227,789
Nippon Telegraph and Telephone Corp.                         142         584,065
Nippon Unipac                                                 24         148,573
Nippon Yusen Kabushiki Kaish                              29,000          99,925
Nishin Flour Milling                                       5,000          35,792
Nissan Motors                                             61,000         422,407
Nissin Food Products                                       2,500          49,641
Nitto Denko Corp.                                          3,800         124,596
NKK Corp. (a)                                             83,000          80,327
Nomura Holdings Securities Co. Ltd.                       48,000         704,822
NSK Ltd.                                                  13,000          54,012
NTT Data Corp.                                                35         140,164
NTT Docomo                                                   474       1,166,611
Ohbayashi-Gumi Corp.                                      18,000          51,059
OJI Paper Co. Ltd.                                        24,000         137,160
Olympus Optical                                            7,000          97,764
Omron Corp.                                                6,000          86,851
Onward Kashiyama Co. Ltd.                                  4,000          39,246
Oracle Corp.                                                 900          38,370
Oriental Land                                              1,400         100,100
Orix Corp.                                                 2,100         169,423
Osaka Gas Co. Ltd.                                        58,000         137,912
Pioneer Electric Corp.                                     4,400          78,742
Promise Co. Ltd.                                           2,300         115,902
Ricoh Co. Ltd.                                            17,000         294,302
Rohm Co.                                                   2,900         432,847
Sankyo Co. Ltd.                                           10,000         135,992
Sanrio Co. Ltd.                                            2,500          22,735
Sanyo Electric Co. Ltd.                                   41,000         178,899
Secom Co. Ltd.                                             5,500         269,815
Sega Enterprises (a)                                       2,700          64,876
Seiyu                                                      6,000          23,277
Sekisui House Ltd.                                        14,000         102,903
Sekisui Chemical                                          13,000          44,469
Seven Eleven Japan Ltd.                                   10,000         393,793
Seventy Seven Bank                                        12,000          47,255
Sharp Corp.                                               25,000         317,452
Shimamura Co. Ltd.                                           500          38,378
Shimano Industrial                                         2,900          39,341
Shimizu Corp.                                             16,000          52,728
Shin-Etsu Chemical Co.                                     9,900         425,371
Shionogi & Co. Ltd.                                        8,000         102,052
Shiseido Co.                                              11,000         146,654
Shizuoka Bank                                             19,000         115,402
Showa Denko (a)                                           30,000          48,807
Showa Shell Sekiyu                                         5,000          29,076
Skylark Co.                                                3,000          70,082
SMC Corp.                                                  1,400         165,510
Softbank Corp.                                             5,200          72,191
Sony Corp.                                                23,800       1,256,916
Sumitomo Bank (a)                                        101,000         492,951
Sumitomo Chemical Co.                                     31,000         140,957
Sumitomo Corp.                                            20,000         121,142
Sumitomo Electric Industries                              17,000         117,863
Sumitomo Metal                                            14,000          63,307
Sumitomo Metal Industries                                 90,000          39,798
Sumitomo Realty & Development                              9,000          54,589
Sumitomo Trust & Banking                                  24,000         115,334
Surga Bank                                                 7,000          33,172
Taiheyo Cement Corp.                                      26,000          48,373
Taisei Corp.                                              26,000          59,870
Taisho Pharmaceutical Co. Ltd.                             5,000          77,007
Taiyo Yuden Co. Ltd.                                       3,000          49,057
Takara Shuzo                                               5,000          34,165
Takashimaya Co.                                            9,000          52,412
Takeda Chemical Industries Ltd.                           22,000         965,459
Takefuji Corp.                                             2,040         141,775
TDK Corp.                                                  3,100         146,388
Teijin Ltd.                                               22,000          74,888
Terumo                                                     5,300          70,838
The Bank of Yokohama Ltd.                                 27,000         114,885
The Daimaru Inc.                                           8,000          36,776
THK Co. Ltd.                                               2,600          50,000
Tobu Railway Co. Ltd.                                     28,000          78,257
Toda Construction Co.                                      9,000          19,598
TOHO Co.                                                   5,000          57,317
Tohoku Electric Power                                     12,500         175,205
Tokyo Broadcasting                                         1,000          22,401
Tokyo Electric Power Co. Inc.                             30,800         633,424
Tokyo Electron Ltd.                                        4,100         267,154
Tokyo Gas                                                 70,000         194,474
Tokyu Corp.                                               27,000         104,522
Toppan Printing Co.                                       16,000         166,328
Toray Industries                                          34,000          91,055
Toshiba Corp. (a)                                         76,000         309,426
Tosoh Corp.                                               16,000          51,394
Tostem Corp.                                               7,000         119,431
Toto Ltd.                                                 12,000          56,065
Toyo Information Systems                                   1,200          34,140
Toyo Seikan                                                4,000          52,595
Toyoda Automatic Loom Works                                4,100          66,600
Toyoda Gosei Co. Ltd.                                      1,600          20,010
Toyota Motor Corp.                                        64,200       1,703,290
Trans Cosmos                                                 700          15,856

                 See accompanying notes to financial statements.

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                                       Shares          Value
                                                    ------------    ------------

Common Stocks (Cont.)

Japan (Cont.)
Trend Micro Inc. (a)                                       2,500    $     69,873
UBE Industries Ltd. (a)                                   26,000          40,565
UFJ Holdings                                                  86         208,076
UNI Charm                                                  1,500          56,316
UNY Co. Ltd.                                               4,000          45,320
Wacoal Corp.                                               5,000          41,424
West Japan Railway Co.                                        28         113,065
World Co. Ltd.                                             1,100          32,580
Yakult Honsha                                              4,000          45,620
Yamada Denki                                                 700          61,322
Yamaha Corp.                                               5,000          48,640
Yamanouchi Pharmaceutical                                  9,000         233,522
Yamato Transport Co. Ltd.                                 11,000         200,526
Yasuda F & M Insurance                                    19,000         116,352
Yokogawa Electric                                          7,000          54,314
                                                                    ------------
                                                                      36,660,877
                                                                    ------------

Netherlands (6.0%)
ABN Amro Holdings                                         37,028         672,499
Aegon NV                                                  25,058         522,412
AKZO Dutch                                                 7,735         336,806
ASM Lithography Holding NV (a)                            12,116         191,811
Burhmann NV                                                2,767          25,523
Elsevier                                                  17,321         236,064
Getronics NV (a)                                          10,141          19,330
Hagemeyer NV                                               3,224          44,576
Heineken NV                                                5,520         242,266
IHC Caland NV                                                871          52,085
ING Group                                                 45,243       1,161,727
Koninklijke Holdings NV                                   17,138         360,512
Numico NV                                                  4,187          93,907
OCE NV                                                     2,565          29,892
Philips Electronics NV                                    35,970       1,004,257
Qiagen NV (a)                                              4,066          48,106
Royal KPN NV (a)                                          47,290         221,374
Royal Dutch Petroleum Co.                                 57,624       3,209,680
TNT Post Group                                             9,507         214,728
Unilever NV                                               15,428       1,010,188
Vedior NV                                                  3,346          46,263
Vendex International                                       2,907          36,174
VNU NV                                                     6,096         169,413
Wolters Kluwer - CVA                                       7,290         138,376
                                                                    ------------
                                                                      10,087,969
                                                                    ------------

New Zealand (0.1%)
Auckland International Airport                            17,573          37,982
Telecom New Zealand                                       42,788         102,456
Warehouse Group Ltd.                                      10,465          37,613
                                                                    ------------
                                                                         178,051
                                                                    ------------

Norway (0.5%)
Den Norske Bank Shares                                    12,384          67,495
DY Bergensen Class A                                       1,783          38,016
Frontline Ltd.                                             2,000          19,056
Norsk Hydro ASA                                            4,680         223,264
Norske Skogindustrier Class A                              3,165          59,046
Opticom ASA                                                  300           5,257
Orkla AS Class A                                           5,839         112,823
Petroleum Geo Services ASA                                 6,230          22,581
Schibsted                                                  2,200          26,385
Statoil ASA                                               12,105         108,076
Storebrand ASA (a)                                         6,101          36,910
Tandberg ASA (a)                                           3,945          46,524
Telenor ASA (a)                                           12,100          42,890
Tomra Systems                                              5,858          46,057
                                                                    ------------
                                                                         854,380
                                                                    ------------

Portugal (0.4%)
Banco Comercial Portugues SA (a)                          42,212         146,328
Banco Espirito Santo                                       4,216          48,091
BPI SPGS SA                                               15,160          36,831
Brisa Auto Estradas                                       11,141          62,716
Cimpor - Cimentos de Portugal                              1,177          22,853
Electricdade De Portugal SA                               53,151         102,884
Jeronimo Martins & Filho                                   1,704          12,049
Portugal Telecom SA                                       25,107         177,288
                                                                    ------------
                                                                         609,040
                                                                    ------------

Singapore (0.8%)
Capitaland Ltd. (a)                                       45,128          39,081
Chartered Semiconductor Manufacturing Ltd. (a)            17,000          34,639
City Developments                                         16,031          51,721
Creative Technology Ltd.                                   2,050          18,217
DBS Group Holdings Ltd.                                   31,445         220,697
Keppel Corp. Ltd.                                         20,001          46,642
Overseas-Chinese Banking                                  28,000         185,425
Singapore Airlines (a)                                    16,000         116,824
Singapore Press Holdings                                  10,400         117,141
Singapore Tech Engineering                                47,381          51,759
Singapore Telecom Ltd.                                   179,000         138,797
United Overseas Bank                                      33,616         241,642
Venture Manufacturing                                      6,397          51,053
                                                                    ------------
                                                                       1,313,638
                                                                    ------------

Spain (3.0%)
Acerinox SA                                                1,614          67,664
Activadades De Construccion                                1,527          49,163
Aguas De Barcelona                                         4,178          49,184
Altadis SA                                                 8,401         173,403
Amadeus Global Travel                                      6,915          44,253
Autopistas Concesionaria                                   7,082          78,684
Banco Bilbao Vizcaya Argenta                              81,535         921,998
Banco Santander Central                                  115,664         918,407

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                       Shares           Value
                                     -----------     -----------
Common Stocks (Cont.)

Spain (Cont.)
Corporacion Mapfre                         3,431     $    27,108
Endesa SA                                 24,837         360,820
Fomento De Construct Y Contra              1,659          40,469
Gas Natural SDG SA                         6,635         127,777
Grupo Dragados SA                          4,402          78,470
I. lberdrola SA                           21,076         307,014
Inditex (a)                                6,086         128,505
Repsol SA                                 27,067         319,171
Sol Melia SA                               4,058          30,819
Telefonica SA (a)                        125,832       1,056,309
Telepizza                                  9,759          11,180
Terra Networks (a)                        11,355          64,482
Union Electrica Fenosa SA                  7,070         129,871
Zeltia SA (a)                              4,675          37,167
                                                     -----------
                                                       5,021,918
                                                     -----------
Sweden (1.8%)
ASSA Abloy AB Class B                      8,400         118,362
Atlas Copco AB Class A                     3,518          84,214
Atlas Copco AB Ser B                       2,185          49,214
Drott AB Class B                           3,558          41,037
Electrolux Class B                         8,689         175,379
Ericsson AB Class B (a)                  201,003         303,997
Gambro AB Class    A                       6,664          43,868
Hennes & Mauritz                          13,159         263,454
Modern Times Group (a)                     1,800          23,894
Nordea AB                                 61,317         333,589
OM Gruppen AB                              2,116          15,886
Sandvik AB                                 6,450         161,067
Securties AB Class B                       8,524         175,294
Skandia Forsakrings AB                    23,872         108,575
Skandinaviska Enskilda Bankn Class A      13,780         144,690
Skanska AB Class B                        11,222          77,536
SKF AB B                                   2,145          55,548
Svenska Cellulosa AB-B                     5,285         188,042
Svenska Handelbanken                      15,196         232,310
Swedish Match AB                          13,661         112,970
Tele2 AB Class B (a)                       2,750          50,569
Telia AB                                  26,273          73,183
Trellebor B                                3,945          38,847
Volvo Akttiebolag Class A                  3,326          67,132
Volvo Akttiebolag Class B                  6,368         131,996
WM Data AB                                 9,103          17,235
                                                     -----------
                                                       3,087,888
                                                     -----------
Switzerland (8.3%)
ABB Ltd. (a)                              24,955         222,174
Aden SW                                    3,343         198,569
CIBA Specialty Chemicals                   1,848         148,076
CIE Fincanc Richemont Units               14,158         322,021
Clariant AG (a)                            3,936          93,623
Credit Suisse Group (a)                   27,295         866,581
Gebruder Sulzer AG                           133          28,240
Georg Fischer                                200          39,375
Givaudan (a)                                 220          88,695
HOLCIM Ltd.                                  766         175,769
Kudelski SA (a)                              936          32,798
Kuoni Reisen Holding                         113          31,890
Logitech International (a)                 1,222          56,820
Lonza AG                                   1,437         111,040
Nestle SA                                 10,689       2,492,245
Novartis AG                               73,954       3,252,334
Publigroupe SA                                94          21,791
Roche Holding AG                          18,862       1,425,818
Roche Holdings AG Genusss                  1,246         141,910
Serono                                       193         127,218
SGS Soc Gen Surveillance                     178          56,812
ST Microelectronics NV                    15,859         395,473
Sulzer Medica                                266          44,370
Swiss Reinsurance                          7,807         763,258
Swisscom AG                                  722         210,063
Syngenta AG (a)                            2,873         172,679
Synthes-Stratec Inc.                         127          77,655
Tecan Group AG                               449          17,770
The Swatch Group AG Class B                  898          79,950
The Swatch Group AG                        3,410          64,499
UBS AG (a)                                34,164       1,718,244
Unaxis Holding AG                            373          44,111
Zurich Financial Services                  2,235         451,280
                                                     -----------
                                                      13,973,151
                                                     -----------
United Kingdom (26.5%)
3I Group PLC                              16,196         168,981
Aegis Group PLC                           32,680          44,706
AirTours                                  14,148          33,156
AMEC PLC                                   8,402          53,596
Amey PLC                                   8,260          22,537
Amvesco PLC                               17,175         139,926
ARM Holdings (a)                          29,885          66,506
Associated British Ports Holdings PLC      9,756          66,917
Astrazeneca PLC                           47,226       1,955,095
AWG PLC (a)                                8,356          70,052
BAA PLC                                   28,663         261,702
BAE Systems PLC                           81,566         416,492
Barclays PLC                             180,113       1,515,453
Barratt Developments PLC                   6,776          43,379
Bass PLC                                  23,201         235,701
BBA Group PLC                             14,364          60,319
Berkeley Group                             3,539          39,648
BG Group PLC                              96,202         418,642
BICC PLC                                  11,946          42,608
Billiton PLC                              59,943         326,641
BOC Group PLC                             12,905         200,442
Boots Co. PLC                             23,998         237,947
BP Amoco PLC                             607,636       5,103,292

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                       Shares           Value
                                     -----------     -----------
Common Stocks (Cont.)

United Kingdom (Cont.)
BPB PLC                                   13,757     $    73,392
Brambles Industries PLC                   19,327          96,701
British Airways PLC (a)                   15,321          43,495
British American Tobacco                  44,499         478,186
British Land Co. PLC                      14,168         120,288
British Sky Broadcasting PLC (a)          30,944         296,676
BT Group PLC (a)                         233,273         896,025
BTG PLC (a)                                2,770          14,356
Bunzl PLC                                 13,686         108,269
Cable & Wireless PLC                      60,671         154,669
Cadbury Schweppes PLC                     54,816         410,665
Canary Wharf Finance PLC (a)              14,131          95,849
Capita A Group PLC                        18,672          88,798
Carlton Communications PLC                18,792          60,151
Celltech Group PLC (a)                     7,735          61,308
Centrica PLC                             112,749         348,868
Chub PLC                                  22,378          53,723
Close Brothers Group PLC                   4,157          39,760
CMG PLC                                   19,897          30,631
Commercial Union PLC                      59,546         478,774
Compass Group PLC                         59,833         362,977
Corus Group PLC (a)                       84,409         108,077
Daily Mail & General NV                    8,451          80,767
De La Rue Co. PLC                          5,742          44,266
Diageo PLC                                89,710       1,165,028
Electrocomponents PLC                     12,401          69,465
EMI Group PLC                             22,028          83,605
Exel PLC                                   8,270         105,319
First Group                               12,015          46,151
FKI Babcock                               16,223          38,762
GKM PLC                                   20,220          94,850
GlaxoSmithKline PLC                      166,109       3,590,263
Granada PLC                               73,701         125,255
Great Portland Estates PLC                 8,358          31,579
Great Universal Stores                    27,140         249,243
Hammerson PLC                              8,693          73,378
Hanson PLC                                19,948         142,451
Hays PLC                                  47,484         111,461
HBOS PLC                                  99,158       1,073,108
Hilton Group PLC                          43,149         150,120
HSBC Holdings PLC                        252,075       2,898,989
IMI PLC                                   10,975          54,326
Imperial Chemical Industries              32,444         157,756
Imperial Tobacco Group PLC                19,800         322,023
International Power PLC (a)               30,481          78,053
Invensys PLC                              93,894         127,377
J Sainsbury PLC                           39,661         215,212
Johnson Matthey Public Ltd.                6,371          97,499
Kelda Group PLC                           11,353          73,892
Kidde PLC (a)                             23,865          31,285
Kingfhisher PLC                           35,565         171,438
Land Securities PLC                       14,306         188,185
Lattice Group (a)                         93,400         243,447
Legal and General PLC                    135,865         270,779
Lloyds TSB Group PLC                     149,479       1,487,824
Logica PLC                                13,479          41,091
Man E D & F Group                          7,235         113,588
Marconi Electronic Systems                87,336           5,258
Marks & Spencer Group PLC                 61,912         351,759
Misys PLC                                 17,163          63,309
National Grid Group PLC (a)               47,018         333,969
New Dixons Group PLC                      53,152         154,943
Next PLC                                   9,040         128,422
Novar PLC                                 15,082          32,069
Nycomed Amersham PLC Class A              19,210         169,830
P&O Princess Cruises PLC                  19,197         121,433
Pearson PLC                               21,811         216,926
Penninsular & Orient Steam Navigation     21,151          77,696
Pilkington PLC                            34,144          48,269
Provident Financial PLC                    7,546          79,479
Prudential PLC                            52,890         483,705
Railtrack Group PLC                       13,261          40,426
Rank Group PLC                            17,010          69,357
Reckitt Benkiser PLC                      14,558         261,176
Reed International PLC                    34,244         325,445
Rentokil Initial PLC                      53,710         218,584
Reuters Group PLC                         38,838         206,012
Rexam PLC                                 12,367          80,115
Rio Tinto PLC                             28,814         528,354
RMC Group PLC                              7,401          74,060
Rolls Royce PLC                           37,834          93,423
Royal Bank of Scotland Group PLC          73,440       2,082,105
Royal Sun Alliance Insurance Group PLC    38,340         140,838
Safeway PLC                               28,690         123,212
Sage Group PLC                            34,047          87,964
Schroders PLC                              3,763          33,583
Scottish & Newcastle PLC                  19,137         177,350
Scottish & Southern Energy PLC            23,224         229,741
Scottish Power PLC                        49,345         265,318
Securicore PLC                            19,458          35,219
Serco Group                               12,989          39,788
Severn Trent PLC                           9,461         104,263
Shell Transport & Trading                261,859       1,975,726
Signet Group PLC                          48,078          69,434
Slough Estates PLC                        12,529          69,340
Smith & Nephew PLC                        26,360         146,253
Smiths Group PLC                          14,883         193,280
Spirent PLC                               23,241          30,643
SSL International PLC                      6,445          35,133
Stagecoach Holdings                       33,082          31,643
Tate & Lyle PLC                           12,603          67,427
Taylor Woodrow PLC                        15,219          41,756
Tesco PLC                                186,836         679,205
Unilever PLC                              74,353         677,728
United Business Media                      9,640          63,918
United Utilities PLC                      14,820         138,022

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  June 30, 2002
                                   (Unaudited)

                                       Shares              Value
                                   -------------       ------------
Common Stocks (Cont.)

United Kingdom (Cont.)
Vodafone Group PLC                     1,844,750       $  2,530,628
Whitebread Holding PLC                     8,452             78,908
Wimpey (George) PLC                       10,939             44,686
Wolseley PLC                              15,931            161,481
WPP Group PLC                             31,204            263,496
                                                      -------------
                                                         44,575,318
                                                      -------------
Total Common Stocks
(cost $205,264,936)                                     167,253,874
                                                      -------------

Preferred Stocks (0.4%)

Australia (0.2%)
News Corp. Ltd. PFD                       51,807            237,887
                                                      -------------

Germany (0.2%)
Henkel Preference Shares                   1,636            114,230
Hugo Boss AG PFD                           1,124             20,814
Porsche NV PFD                               230            109,599
Prosieben Media AG PFD (a)                 2,542             25,783
RWE AG PFD                                   901             29,257
Volkswagen AG PFD                          2,887             93,804
                                                      -------------
                                                            393,487
                                                      -------------
Total Preferred Stocks
(cost $851,996)                                             631,374
                                                      -------------
                                       Principal
                                        amount             Value
                                   -------------      -------------

Repurchase Agreement (0.1%)
Investors Triparty Repurchase
   Agreements (b)
   1.62% to be repurchased at
   $159,628 on 07/01/2002          $     159,607      $     159,607
                                                      -------------

Total Repurchase Agreement
(cost $159,607)                                             159,607
                                                      -------------

TOTAL INVESTMENTS (99.7%)
(cost $206,276,539)                                     168,044,855

CASH AND OTHER ASSETS, NET OF LIABILITIES
   (0.3%)                                                   448,072
                                                      -------------
NET ASSETS (100.0%)                                   $ 168,492,927
                                                      =============

INTERNATIONAL FUND INDUSTRY CLASSES

          Industry                             Value            %
-------------------------------------- ----------------    --------
Banks                                        22,711,006        13.5
Consumer Goods & Services                    20,669,636        12.3
Mining & Refining                            18,527,592        11.0
Health Care                                  17,020,958        10.1
Machinery, Manufacturing, &                  16,115,190         9.6
Construction
Communications                               15,604,677         9.3
Real Estate & Other Financial                14,324,700         8.5
Transportation                               10,516,186         6.2
Agriculture, Foods, & Beverage                8,699,458         5.2
Retail                                        7,960,017         4.7
Utilities & Energy                            6,110,466         3.6
Chemicals                                     5,124,474         3.0
Insurance                                     4,139,456         2.5
Other                                           361,432         0.2
                                          -------------     -------
Total Stocks                                167,885,248        99.6
Short-term Investments                          159,607         0.1
Cash and Other Assets, net of
Liabilities                                     448,072         0.3
                                          -------------     -------
Net Assets                                 $168,492,927       100.0
                                          =============     =======

(a) Non-income producing security.

(b) Repurchase agreement is fully collaterized by U.S. Treasury or Government Agency Securities.

At June 30, 2002, net unrealized depreciation of $38,273,300 consisted of gross unrealized appreciation of $10,611,753 and gross unrealized depreciation of $48,885,053 based on cost of $206,318,155 for federal income tax purposes.

Approximately 33.9% of the investment securities in the Fund are denominated in the Euro, followed by 25.2% in the British Pounds, 21.8% in the Japanese Yen, 7.9% in the Swiss Franc and 4.2% in the Australian Dollar. The remaining investment securities, representing 7.0% of total investments, are denominated in seven currencies, each of which represents less than 2.0% of total investments.

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2002
                                   (Unaudited)

                                                       Shares          Value
                                                     -----------    ------------

Investment in Mutual Funds (99.8%)
State Farm Variable Product Trust Bond
   Fund (42.8%)                                        2,449,374    $ 24,910,136
State Farm Variable Product Trust Large
   Cap Equity Index Fund (57.0%)                       3,297,743      33,208,276

Total Investment in Mutual Funds
(cost $68,046,651)                                                    58,118,412
                                                                    ------------

                                                      Shares or
                                                      principal
                                                       amount          Value
                                                     ------------   ------------
Short-term Investments (0.2%)
JP Morgan Vista Treasury Plus Money
   Market Fund                                            90,187    $     90,187
                                                                    ------------
Total Short-term Investments
(cost $90,187)                                                            90,187
                                                                    ------------
TOTAL INVESTMENTS (100.0%)
(cost $68,136,838)                                                    58,208,599
                                                                    ------------
OTHER ASSETS, NET OF LIABILITIES (0.0%)                                    4,148
                                                                    ------------
NET ASSETS (100.0%)                                                 $ 58,212,747
                                                                    ============

At June 30, 2002, net unrealized depreciation of $9,928,239 consisted of gross unrealized appreciation of $750,243 and gross unrealized depreciation of $10,678,482 based on cost of $68,136,838 for federal income tax purposes.

                 See accompanying notes to financial statements.

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2002
                                  (Unaudited)

                                      Principal
                                       amount           Value
                                     -----------     -----------
Corporate Bonds (76.5%)

Agriculture, Foods, & Beverage (6.8%)
Coca-Cola
4.000%, 06/01/2005                   $ 1,000,000     $ 1,009,960
Sysco Corp.
4.750%, 07/30/2005                     1,000,000       1,026,160
Kellogg Co.
6.000%, 04/01/2006                     1,000,000       1,045,088
General Mills Inc.
5.125%, 02/15/2007                     1,000,000         999,337
Dean Foods Co.
8.150%, 08/01/2007                     1,000,000       1,035,264
Campbell Soup Co.
6.750%, 02/15/2011                     1,000,000       1,053,239
HJ Heinz Co. (a)
6.625%, 07/15/2011                     1,000,000       1,048,040
ConAgra Inc.
6.750%, 09/15/2011                     1,000,000       1,055,212
Kraft Foods Inc.
5.625%, 11/01/2011                     1,000,000         990,982
                                                     -----------
                                                       9,263,282
                                                     -----------
Automotive (2.5%)
Cooper Tire & Rubber Co.
7.250%, 12/16/2002                     1,500,000       1,520,023
General Motors Corp.
7.200%, 01/15/2011                     1,000,000       1,018,425
Goodyear Tire & Rubber Co.
7.857%, 08/15/2011                     1,000,000         922,196
                                                     -----------
                                                       3,460,644
                                                     -----------
Banks (1.5%)
Norwest Financial Inc.
6.375%, 07/16/2002                     2,000,000       2,003,234
                                                     -----------
Building Materials & Construction (3.2%)
Masco Corp.
6.125%, 09/15/2003                       750,000         772,924
Vulcan Materials Co.
5.750%, 04/01/2004                     2,000,000       2,070,718
Masco Corp.
6.750%, 03/15/2006                       500,000         529,344
York International Corp.
6.625%, 08/15/2006                     1,000,000       1,043,853
                                                     -----------
                                     100,000,000       4,416,839
                                                     -----------
Chemicals (7.9%)
Dow Capital
7.375%, 07/15/2002                       825,000         826,473
EI du Pont de Nemours and Co.
6.000%, 03/06/2003                       500,000         512,827
Air Products & Chemicals Inc.
6.250%, 06/15/2003                     1,000,000       1,028,637
Rohm & Haas Co.
6.950%, 07/15/2004                     2,000,000       2,122,654
PPG Industries Inc.
6.750%, 08/15/2004                     2,000,000       2,105,278
Praxair Inc.
6.900%, 11/01/2006                     1,000,000       1,076,651
The Dow Chemical Co. (a)
5.750%, 12/15/2008                     1,000,000       1,010,216
Great Lakes Chemical Corp.
7.000%, 07/15/2009                     2,000,000       2,079,062
                                                     -----------
                                                      10,761,798
                                                     -----------

Commercial Service/Supply (0.3%)
Pitney Bowes Credit
5.650%, 01/15/2003                       350,000         356,033
                                                     -----------
Computers (2.3%)
Electronic Data Systems Corp.
6.850%, 10/15/2004                     2,000,000       2,115,070
International Business Machines Corp.
4.125%, 06/30/2005                     1,000,000       1,006,400
                                                     -----------
                                                       3,121,470
Consumer & Marketing (7.2%)
Mattel Inc.
6.000%, 07/15/2003                       425,000         427,959
Colgate Palmolive Co.
6.000%, 08/15/2003                     1,000,000       1,034,402
The Procter & Gamble Co.
5.250%, 09/15/2003                       300,000         308,435
4.000%, 04/30/2005                     1,000,000       1,009,109
The Gillette Co. (a)
4.000%, 06/30/2005                     1,000,000       1,009,713
Hasbro Inc.
5.600%, 11/01/2005                     2,000,000       1,890,000
Steelcase Inc.
6.375%, 11/15/2006                     1,000,000       1,003,483
Unilever Capital Corp.
7.125%, 11/01/2010                     2,000,000       2,204,074
Clorox Co.
6.125%, 02/01/2011                     1,000,000       1,026,418
                                                     -----------
                                                       9,913,593
                                                     -----------
Electronic/Electrical Mfg. (2.7%)
Emerson Electric Co.
5.500%, 09/15/2008                       500,000         509,907
7.125%, 08/15/2010                     2,000,000       2,182,970
5.750%, 11/01/2011                     1,000,000       1,002,054
                                                     -----------
                                                       3,694,931
                                                     -----------

                 See accompanying notes to financial statements.

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2002
                                  (Unaudited)

                                              Principal
                                                amount           Value
                                            ------------      ------------
Corporate Bonds (Cont.)

Financial Services (5.9%)
Household Finance Corp.
5.875%, 11/01/2002                          $    500,000      $    505,885
Sears Roebuck Acceptance Corp.
7.140%, 05/02/2003                             1,000,000         1,036,114
General Electric Capital Corp.
4.250%, 01/28/2005                             1,000,000         1,010,884
Toyota Motor Credit
5.650%, 01/15/2007                             1,000,000         1,038,425
JP Morgan Chase & Co.
5.350%, 03/01/2007                             1,000,000         1,012,407
Citigroup Inc.
5.000%, 03/06/2007                             1,000,000         1,008,300
General Motors Acceptance Corp.
6.150%, 04/05/2007                             1,500,000         1,513,333
Ford Motor Credit Co.
7.375%, 02/01/2011                             1,000,000         1,012,891
                                                              ------------
                                                                 8,138,239
                                                              ------------
Forest Products (3.1%)
Westvaco Corp.
6.850%, 11/15/2004                             1,000,000         1,054,302
International Paper Co.
7.875%, 08/01/2006                             2,000,000         2,188,818
Weyerhaeuser Co.
6.125%, 03/15/2007                             1,000,000         1,029,166
                                                              ------------
                                                                 4,272,286
                                                              ------------
Health Care (2.2%)
Warner-Lambert Co.
5.750%, 01/15/2003                               500,000           507,999
Merck & Co. Inc.
4.125%, 01/18/2005                             1,000,000         1,014,999
American Home Products
6.250%, 03/15/2006                             1,000,000         1,057,549
Abbott Laboratories
5.400%, 09/15/2008                               500,000           508,343
                                                              ------------
                                                                 3,088,890
                                                              ------------
Machinery & Manufacturing (10.5%)
Parker Hannifin Corp.
5.650%, 09/15/2003                             1,500,000         1,551,585
Deere & Co.
6.550%, 07/15/2004                             2,000,000         2,110,754
BP Capital Markets PLC
4.000%, 04/29/2005                             1,000,000         1,009,957
3M Co.
4.150%, 06/30/2005                             1,000,000         1,012,857
Ingersoll Rand
6.250%, 05/15/2006                             1,000,000         1,034,137
Cooper Industries Inc. (a)
5.250%, 07/01/2007                             1,000,000           999,874
TRW Inc.
6.730%, 07/11/2007                               900,000           947,175
Dover Corp.
6.250%, 06/01/2008                             1,425,000         1,486,898
BF Goodrich Co.
6.600%, 05/15/2009                             1,000,000           973,227
Honeywell International Inc.
7.500%, 03/01/2010                             2,000,000         2,223,918
Caterpillar Inc.
6.550%, 05/01/2011                             1,000,000         1,056,092
                                                              ------------
                                                                14,406,474
                                                              ------------
Media & Broadcasting (3.0%)
Tribune Co.
5.750%, 09/15/2003                               500,000           516,477
New York Times
5.000%, 10/08/2003                               500,000           513,106
Gannett Co.
4.950%, 04/01/2005                             1,000,000         1,020,197
The Walt Disney Co.
5.500%, 12/29/2006                             1,000,000         1,012,457
Knight-Ridder Inc.
7.125%, 06/01/2011                             1,000,000         1,056,921
                                                              ------------
                                                                 4,119,158
                                                              ------------
Mining & Metals (0.8%)
ALCOA Inc.
6.125%, 06/15/2005                               500,000           527,551
Alcan Inc.
6.450%, 03/15/2011                               500,000           523,295
                                                              ------------
                                                                 1,050,846
                                                              ------------
Oil & Gas (0.8%)
Conoco Funding Co.
6.350%, 10/15/2011                             1,000,000         1,036,764
Retailers (4.2%)                                              ------------
Safeway Inc.
7.000%, 09/15/2002                             2,000,000         2,017,392
Albertsons Inc.
6.550%, 08/01/2004                             2,000,000         2,102,556
Wal-Mart Stores Inc.
6.550%, 08/10/2004                             1,000,000         1,063,850
5.450%, 08/01/2006                               500,000           521,468
                                                              ------------
                                                                 5,705,266
                                                              ------------
Telecom & Telecom Equipment (6.4%)
Nortel Networks Corp.
6.875%, 10/01/2002                               200,000           192,000
Southwestern Bell
6.250%, 10/15/2002                             1,500,000         1,516,212

                See accompanying notes to financial statements.

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2002
                                   (Unaudited)

                                              Principal
                                                amount           Value
                                            ------------      ------------
Corporate Bonds (Cont.)

Telecom & Telecom Equipment (Cont.)
Vodafone Group PLC ADR
7.625%, 02/15/2005                          $  1,000,000      $  1,064,517
AT&T Corp.
7.000%, 05/15/2005                             1,000,000           910,000
BellSouth Telecommunications Inc.
6.500%, 06/15/2005                             1,000,000         1,067,970
Deutsche Telekom International
   Financial
8.250%, 06/15/2005                             2,000,000         2,046,306
WorldCom Inc. (b)
8.000%, 05/15/2006                             1,000,000           150,000
Cingular Wireless (a)
5.625%, 12/15/2006                             1,000,000           960,658
Verizon Wireless (a)
5.375%, 12/15/2006                             1,000,000           932,949
                                                              ------------
                                                                 8,840,612
                                                              ------------

Utilities & Energy (5.2%)
Virginia Electric & Power
7.375%, 07/01/2002                               500,000           500,000
Carolina Power & Light Co.
7.875%, 04/15/2004                             1,000,000         1,066,942
Southwestern Electric Power
4.500%, 07/01/2005                             1,000,000           995,895
Duke Energy Field Services
7.500%, 08/16/2005                               500,000           531,705
Public Service Co. of Colorado
7.125%, 06/01/2006                             2,000,000         2,090,132
Virginia Electric & Power
5.375%, 02/01/2007                             1,000,000         1,013,427
Georgia Power
4.875%, 07/15/2007                             1,000,000           998,430
                                                              ------------
                                                                 7,196,531
                                                              ------------
Total Corporate Bonds
(cost $102,758,891)                                            104,846,890
                                                              ------------

Government Agency Securities (12.5%)
Federal Home Loan Mortgage Corp.
3.250%, 11/15/2004                             2,000,000         2,000,820
5.250%, 01/15/2006                             5,000,000         5,213,215
6.625%, 09/15/2009                             2,000,000         2,193,720
Federal National Mortgage Association
5.250%, 06/15/2006                             1,000,000         1,040,730
7.125%, 03/15/2007                             2,000,000         2,232,734
6.625%, 10/15/2007                             2,000,000         2,194,890
6.625%, 09/15/2009                             2,000,000         2,191,188
                                                              ------------
Total Government Agency Securities
(cost $15,794,498)                                              17,067,297
                                                              ------------

U.S. Treasury Obligations (6.5%)

U.S. Treasury Notes
5.750%, 11/15/2005                          $  1,200,000      $  1,280,626
7.000%, 07/15/2006                             2,000,000         2,233,982
6.625%, 05/15/2007                             3,000,000         3,335,988
5.500%, 02/15/2008                             2,000,000         2,124,810
                                                              ------------
Total U.S. Treasury Obligations
(cost $8,503,850)                                                8,975,406
                                                              ------------

                                             Shares or
                                             principal
                                               amount            Value
                                            ------------      ------------

Short-term Investments (3.7%)
JP Morgan Vista Treasury Plus Money
   Market Fund                                 5,004,431         5,004,431
                                                              ------------
Total Short-term Investments
(cost $5,004,431)                                                5,004,431
                                                              ------------
TOTAL INVESTMENTS (99.2%)
(cost $132,061,670)                                            135,894,024
OTHER ASSETS, NET OF LIABILITIES (0.8%)                          1,100,267
                                                              ------------
NET ASSETS (100.0%)                                           $136,994,291
                                                              ============

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the value of these securities amounted to $5,961,450 or 4.4% of net assets.

(b) WorldCom Inc. filed for Chapter 11 bankruptcy on July 21, 2002, and is not expected to pay its next scheduled interest payment.

At June 30, 2002, net unrealized appreciation of $3,832,354 consisted of gross unrealized appreciation of $5,064,209 and gross unrealized depreciation of $1,231,855 based on cost of $132,061,670 for federal income tax purposes.

                 See accompanying notes to financial statements.

              STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2002
                                  (Unaudited)

                                                 Shares or
                                                 principal
                                                  amount          Value
                                               -------------   -------------

Short-term Investments (100.4%)

Agriculture, Foods, & Beverage (4.6%)
Coca-Cola
1.740%, 08/12/2002                             $   2,500,000   $   2,494,683
                                                               -------------
Automotive (9.9%)
New Center Asset Trust
1.790%, 07/22/2002                                 2,700,000       2,696,912
FCAR Owner Trust Series I
1.780%, 08/19/2002                                 2,715,000       2,708,154
                                                               -------------
                                                                   5,405,066
                                                               -------------

Banks (9.9%)
Citicorp
1.770%, 08/14/2002                                 2,715,000       2,708,859
Wells Fargo Financial
1.760%, 09/23/2002                                 2,720,000       2,708,564
                                                               -------------
                                                                   5,417,423
                                                               -------------

Chemicals (4.9%)
EI du Pont de Nemours and Co.
1.730%, 08/09/2002                                 2,700,000       2,694,680
                                                               -------------
Computers (4.9%)
International Business Machines Corp.
1.700%, 07/15/2002                                 2,700,000       2,697,960
                                                               -------------
Financial Services (19.8%)
Toyota Motor Credit Corp.
1.730%, 07/26/2002                                 2,700,000       2,696,497
General Electric Capital Corp.
1.800%, 08/22/2002                                 2,700,000       2,692,710
Household Finance Corp.
1.790%, 09/05/2002                                 2,720,000       2,710,803
Caterpillar Financial Services Corp.
1.750%, 09/19/2002                                 2,715,000       2,704,178
                                                               -------------
                                                                  10,804,188
                                                               -------------
Health Care (5.0%)
Pfizer Inc. (a)
1.730%, 07/03/2002                             $   2,700,000   $   2,699,481
                                                               -------------
Oil & Gas (5.0%)
ChevronTexaco Corp.
1.740%, 07/09/2002                                 2,700,000       2,698,695
                                                               -------------
Regulated Investment Companies (3.6%)
JP Morgan Vista Treasury Plus Money
   Market Fund                                     1,937,935       1,937,935
                                                               -------------
Telecom & Telecom Equipment (4.9%)
SBC Communications (a)
1.770%, 07/18/2002                                 2,700,000       2,697,478
                                                               -------------
U.S. Government (27.9%)
Federal National Mortgage Association
1.760%, 07/24/2002                                 3,500,000       3,495,753
1.760%, 07/31/2002                                 2,000,000       1,996,889
1.760%, 08/01/2002                                 1,000,000         998,387
Federal Home Loan Mortgage Corp.
1.750%, 07/11/2002                                 2,968,000       2,966,269
1.720%, 08/21/2002                                 3,000,000       2,992,403
1.710%, 08/30/2002                                 2,800,000       2,791,754
                                                               -------------
                                                                  15,241,455
                                                               -------------
Total Short-term Investments
(cost $54,789,044)                                                54,789,044
                                                               -------------
TOTAL INVESTMENTS (100.4%)
(cost $54,789,044)                                                54,789,044

LIABILITIES, NET OF OTHER ASSSETS (-0.4%)                           (191,182)
                                                               -------------
NET ASSETS (100.0%)                                            $  54,597,862
                                                               =============

(a) Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the value of these secuties amounted to $5,396,959 or 9.9% of net assets.

At June 30, 2002, the aggregate cost for federal income tax purposes was $54,789,044.

                 See accompanying notes to financial statements.

                      (This page intentionally left blank.)

                        STATE FARM VARIABLE PRODUCT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  June 30, 2002
                                   (Unaudited)

                                                                                 Large Cap
                                                                               Equity Index
                                                                                  Fund
                                                                              --------------
Assets
   Investments in securities
     At identified cost                                                       $  393,788,823
                                                                              ==============
     At value                                                                 $  307,119,326
   Cash                                                                                  960
   Foreign currencies at value (cost $276,330)                                            --
   Receivable for:
     Dividends and interest                                                          341,179
     Shares of the Fund sold                                                         221,308
     Securites sold                                                                       --
     Expense cap reimbursement                                                            --
     Variation margin                                                                     --
   Prepaid expenses                                                                    2,385
                                                                              --------------
     Total assets                                                                307,685,158
                                                                              --------------

Liabilities and Net Assets
   Payable for:
     Shares of the Fund redeemed                                                          --
     Securites purchased                                                                  --
     Variation margin                                                                 38,000
     Manager                                                                         266,823
   Accrued liabilities                                                                55,031
                                                                              --------------
     Total Liabilities                                                               359,854
                                                                              --------------
   Net assets applicable to shares outstanding of common stock
   Fund shares outstanding                                                    $  307,325,304
                                                                              --------------
   Net asset value, offering price and redemption price per share                 30,532,492
                                                                              $        10.07
                                                                              ==============

Analysis of Net Assets
   Paid-in-capital                                                            $  405,764,446
   Accumulated net realized gain (loss)                                          (12,958,085)
   Net unrealized appreciation (depreciation)                                    (87,367,851)
   Undistributed net investment income                                             1,886,794
                                                                              --------------
   Net assets applicable to shares outstanding                                $  307,325,304
                                                                              ==============

                See accompanying notes to financial statements.

    Small Cap           International         Stock & Bond                                   Money
  Equity Index          Equity Index            Balanced               Bond                  Market
      Fund                  Fund                  Fund                 Fund                   Fund
----------------      ----------------      ----------------      ----------------      ----------------
     173,037,368           206,276,539            68,136,838           132,061,670            54,789,044
================      ================      ================      ================      ================
     159,779,899           168,044,855            58,208,599           135,894,024            54,789,044
             413                    --                    --                    --                    --
              --               282,490                    --                    --                    --

         162,472               505,424                    --             2,141,540                 1,890
          69,351                93,929                15,317               164,336                 2,042
      35,402,447                    --                    --                    --                    --
              --                    --                10,926                    --                    --
          33,350                    --                    --                    --                    --
           1,119                 6,349                   422                   903                   391
----------------      ----------------      ----------------      ----------------      ----------------
     195,449,051           168,933,047            58,235,264           138,200,803            54,793,367
----------------      ----------------      ----------------      ----------------      ----------------


              --                    --                11,168                    --               119,358
      36,987,578                    --                    --               999,100                    --
              --                    --                    --                    --                    --
         213,567               350,926                   565               182,068                60,853
          59,104                89,194                10,784                25,344                15,294
----------------      ----------------      ----------------      ----------------      ----------------
      37,260,249               440,120                22,517             1,206,512               195,505
----------------      ----------------      ----------------      ----------------      ----------------
     158,188,802           168,492,927            58,212,747           136,994,291            54,597,862
----------------      ----------------      ----------------      ----------------      ----------------
      17,541,977            18,238,249             5,517,475            13,464,586            54,597,862
            9.02                  9.24                 10.55                 10.17                  1.00
================      ================      ================      ================      ================

     174,835,312           208,079,209            65,720,380           133,318,615            54,597,862
      (3,945,400)           (2,851,144)              189,435              (156,678)                   --
     (13,344,942)          (38,199,651)           (9,928,239)            3,832,354                    --
         643,832             1,464,513             2,231,171                    --                    --
----------------      ----------------      ----------------      ----------------      ----------------
     158,188,802           168,492,927            58,212,747           136,994,291            54,597,862
================      ================      ================      ================      ================

                 See accompanying notes to financial statements.

                       STATE FARM VARIABLE PRODUCT TRUST
                            STATEMENTS OF OPERATIONS

                                                                                        Large Cap                   Small Cap
                                                                                       Equity Index               Equity Index
                                                                                           Fund                       Fund
                                                                                --------------------------   ----------------------
Six months ended June 30, 2002 (unaudited) and the Year ended December 31, 2001     2002          2001          2002        2001
------------------------------------------------------------------------------- ------------  ------------   ----------   ---------
Investment Income:
   Dividends                                                                    $  2,270,857     4,092,048      978,891   1,986,676
   Interest                                                                          128,758       464,535       38,645     136,132
                                                                                ------------  ------------   ----------   ---------
                                                                                   2,399,615     4,556,583    1,017,536   2,122,808
   Less: foreign withholding taxes                                                    12,429        18,093          577       1,523
                                                                                ------------  ------------   ----------   ---------
     Total investment income                                                       2,387,186     4,538,490    1,016,959   2,121,285

Expenses:
   Investment advisory and management fees                                           420,868       837,700      315,904     569,095
   Reports to shareowners                                                             42,972        71,816       39,211      90,385
   Index license fees                                                                 18,167        30,713        4,994      10,001
   Professional fees                                                                  15,743        35,524       14,227      33,162
   Security valuation fees                                                             3,868         8,379       14,547      26,021
   Trustees' fees                                                                      3,740         7,002        1,859       3,012
   ICI dues                                                                            1,664           988          724         424
   Fidelity bond expense                                                               1,553         4,029        1,099       3,264
   Custodian fees                                                                         --            --           --          --
   Proxy and related expense                                                              --        85,922           --      36,815
   Fund accounting expense                                                                --            --           --          --
                                                                                ------------  ------------   ----------   ---------
     Total expenses                                                                  508,575     1,082,073           --     772,179
     Less: expense reimbursement from Manager                                             --            --           --      64,686
                                                                                ------------  ------------   ----------   ---------
     Net expenses                                                                    508,575     1,082,073      392,565     707,493
                                                                                ------------  ------------   ----------   ---------
Net investment income                                                              1,878,611     3,456,417      624,394   1,413,792

Realized and unrealized gain (loss):
   Net realized gain (loss) on sales of investments                               (4,741,850)   (1,060,927)  (2,166,252)   (316,590)
   Net realized gain on forward foreign currency contracts                                --            --           --          --
   Net realized gain (loss) on foreign currency transactions                              --            --           --          --
   Net realized loss on futures contracts                                         (1,660,635)   (4,322,295)    (350,574)   (841,516)
   Net unrealized gain (loss) on open futures contracts                             (743,579)      159,775     (117,774)    (18,425)
   Change in net unrealized appreciation or depreciation on investments          (41,292,816)  (39,632,823)  (5,775,112)  3,186,307
                                                                                ------------  ------------   ----------   ---------
Net realized and unrealized gain (loss) on investments                           (48,438,880)  (44,856,270)  (8,409,712)  2,009,776
                                                                                ------------  ------------   ----------   ---------
Net change in net assets resulting from operations                              $(46,560,269) $(41,399,853)  (7,785,318)  3,423,568
                                                                                ============  ============   ==========   =========

                 See accompanying notes to financial statements.

     International                Stock & Bond                                             Money
     Equity Index                   Balanced                      Bond                     Market
         Fund                         Fund                        Fund                      Fund
------------------------    ------------------------    -----------------------     -------------------
   2002         2001           2002          2001         2002          2001          2002       2001
----------   -----------    ----------    ----------    ---------    ----------     -------   ---------
 2,514,036     3,178,929       631,044     1,597,849           --            --          --          --
     3,897        36,143         1,264         1,244    3,734,366     6,713,842     477,154   2,013,937
----------   -----------    ----------    ----------    ---------    ----------     -------   ---------
 2,517,933     3,215,072       632,308     1,599,093    3,734,366     6,713,842     477,154   2,013,937
   314,921       367,076            --            --           --            --          --          --
----------   -----------    ----------    ----------    ---------    ----------     -------   ---------
 2,203,012     2,847,996       632,308     1,599,093    3,734,366     6,713,842     477,154   2,013,937


   446,924       923,844            --            --      315,236       548,353     105,971     197,861
    24,587        87,528         6,011        21,335       11,087        36,378       4,206      20,548
     4,918        10,055            --            --           --            --          --          --
    15,378        36,891         5,539        11,398        9,901        21,387       8,333      17,846
    25,610        40,892            --            --        6,625         8,336          --         108
     1,869         3,756           661         1,219        1,306         2,451         611       1,084
     1,058           206           305           183          674           399         300         178
     1,118         3,332            97            --          881         2,694         578       2,048
    60,893       268,012           428         1,780        1,030         1,941       1,280       2,447
        --        46,663            --         8,704           --        24,942          --      11,874
    27,495        56,131            --            --           --            --          --          --
----------   -----------    ----------    ----------    ---------    ----------     -------   ---------
   609,850     1,477,310        13,041        44,619      346,740       646,881          --     253,994
       405       224,385        13,041        44,619           --            --          --       8,015
----------   -----------    ----------    ----------    ---------    ----------     -------   ---------
   609,445     1,252,925            --            --      346,740       646,881     121,279     245,979
----------   -----------    ----------    ----------    ---------    ----------     -------   ---------
 1,593,567     1,595,071       632,308     1,599,093    3,387,626     6,066,961     355,875   1,767,958


   (67,537)   (2,545,146)           --       206,680     (104,343)       79,175          --          --
    12,997        48,425            --            --           --            --          --          --
    28,315       (99,074)           --            --           --            --          --          --
        --            --            --            --           --            --          --          --
        --            --            --            --           --            --          --          --
(4,367,585)  (40,855,588)   (4,940,047)   (3,751,819)     358,214     3,863,345          --          --
----------   -----------    ----------    ----------    ---------    ----------     -------   ---------
(4,393,810)  (43,451,383)   (4,940,047)   (3,545,139)     253,871     3,942,520          --          --
----------   -----------    ----------    ----------    ---------    ----------     -------   ---------
(2,800,243)  (41,856,312)   (4,307,739)   (1,946,046)   3,641,497    10,009,481     355,875   1,767,958
==========   ===========    ==========    ==========    =========    ==========     =======   =========

                 See accompanying notes to financial statements.

                        STATE FARM VARIABLE PRODUCT TRUST
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Large Cap                  Small Cap
                                                                                       Equity Index               Equity Index
                                                                                           Fund                       Fund
                                                                                -------------------------  -------------------------
Six months ended June 30, 2002 (unaudited) and the Year ended December 31, 2001     2002         2001          2002         2001
------------------------------------------------------------------------------- ------------  -----------  ------------  -----------
From operations:
   Net investment income                                                        $  1,878,611    3,456,417       624,394   1,413,792
   Net realized gain (loss)                                                       (6,402,485)  (5,383,222)   (2,516,826) (1,158,106)
   Change in net unrealized appreciation or depreciation                         (42,036,395) (39,473,048)   (5,892,886)  3,167,882
                                                                                ------------ ------------  ------------ -----------
Net change in net assets resulting from operations                               (46,560,269) (41,399,853)   (7,785,318)  3,423,568

Distributions to shareowners from and in excess of:
   Net investment income                                                                  --   (3,434,132)           --  (1,361,737)
   Net realized gain                                                                      --      (35,459)           --    (155,808)
                                                                                ------------ ------------  ------------ -----------
Total distributions to shareowners                                                        --   (3,469,591)           --  (1,517,545)

From Fund share transactions:
   Proceeds from shares sold                                                      24,124,254   57,029,212    10,438,493  19,653,618
   Reinvestment of distributions                                                          --    3,469,591            --   1,517,545
                                                                                ------------ ------------  ------------ -----------
                                                                                  24,124,254   60,498,803    10,438,493  21,171,163

   Less payments for shares redeemed                                               1,546,103    5,067,636       563,051   1,541,408
                                                                                ------------ ------------  ------------ -----------
Net increase in net assets from Fund share transactions                           22,578,151   55,431,167     9,875,442  19,629,755
                                                                                ------------ ------------  ------------ -----------
Total increase (decrease) in net assets                                          (23,982,118)  10,561,723     2,090,124  21,535,778
                                                                                ------------ ------------  ------------ -----------

Net assets:
   Beginning of period                                                           331,307,422  320,745,699   156,098,678 134,562,900
                                                                                ------------ ------------  ------------ -----------
   End of period*                                                               $307,325,304 $331,307,422  $158,188,802 156,098,678
                                                                                ============ ============  ============ ===========
*Including undistributed (distribution on excess of) net investment
income                                                                          $  1,886,794 $     48,464       643,832      68,984
                                                                                ============ ============  ============ ===========

                 See accompanying notes to financial statements.

         International                   Stock & Bond                                                     Money
         Equity Index                      Balanced                           Bond                        Market
            Fund                             Fund                             Fund                         Fund
 ----------------------------    ----------------------------    -----------------------------   -------------------------
      2002           2001             2002            2001            2002           2001            2002          2001
 -------------   ------------    ------------    ------------    --------------   ------------   ------------  -----------
    1,593,567      1,595,071         632,308       1,599,093        3,387,626       6,066,961       355,875      1,767,958
      (26,225)    (2,595,795)              -         206,680         (104,343)         79,175            --              -
   (4,367,585)   (40,855,588)     (4,940,047)     (3,751,819)         358,214       3,863,345            --              -
 ------------    -----------     -----------     -----------     ------------     -----------    ----------   ------------
   (2,800,243)   (41,856,312)     (4,307,739)     (1,946,046)       3,641,497      10,009,481       355,875      1,767,958

           --     (1,234,910)             --      (1,498,274)      (3,387,626)     (6,066,961)     (355,875)    (1,767,958)
           --        (20,179)             --        (588,614)              --              --            --             --
 ------------    -----------     -----------     -----------     ------------     -----------    ----------   ------------
           --     (1,255,089)             --      (2,086,888)      (3,387,626)     (6,066,961)     (355,875)    (1,767,958)

    9,216,753     24,264,479       4,859,660       8,995,062       11,188,993      22,835,869     4,202,133     14,408,788
           --      1,255,089              --       2,086,888        3,387,626       6,066,961       355,875      1,767,958
 ------------    -----------     -----------     -----------     ------------     -----------    ----------   ------------
    9,216,753     25,519,568       4,859,660      11,081,950       14,576,619      28,902,830     4,558,008     16,176,746
      691,674      1,402,631         721,021       2,287,384          700,520       5,705,663     3,497,083      7,605,039
 ------------    -----------     -----------     -----------     ------------     -----------    ----------   ------------
    8,525,079     24,116,937       4,138,639       8,794,566       13,876,099      23,197,167     1,060,925      8,571,707
 ------------    -----------     -----------     -----------     ------------     -----------    ----------   ------------
    5,724,836    (18,994,464)       (169,100)      4,761,632       14,129,970      27,139,687     1,060,925      8,571,707
 ------------    -----------     -----------     -----------     ------------     -----------    ----------   ------------

  162,768,091    181,762,555      58,381,847      53,620,215      122,864,321      95,724,634    53,536,937     44,965,230
 ------------    -----------     -----------     -----------     ------------     -----------    ----------   ------------
 $168,492,927    162,768,091     $58,212,747      58,381,847     $136,994,291     122,864,321    54,597,862     53,536,937
 ============    ===========     ===========     ===========     ============     ===========    ==========   ============
    1,464,513       (115,345)     $2,231,171       1,598,863               --              --            --             --
 ============    ===========     ===========     ===========     ============     ===========    ==========   ============

                See accompanying notes to financial statements.

                        STATE FARM VARIABLE PRODUCT TRUST

                          NOTES TO FINANCIAL STATEMENTS

1. Objective

State Farm Variable Product Trust (the "Trust") has six separate investment portfolios (the "Funds"). Shares of each Fund are offered exclusively in connection with variable annuity and variable life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The Large Cap Equity Index Fund (Large Cap Fund) seeks to match the performance of the Standard and Poor's Composite Index of 500 Stocks(R) (the "S&P 500") by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies in the manufacturing, utility, transportation, and financial industries.

The Small Cap Equity Index Fund (Small Cap Fund) seeks to match the performance of the Russell 2000 Small Stock Index(R) (the "Russell 2000"). This Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (International Fund) seeks to match the performance of the Morgan Stanley Capital International Europe, Australia and Far East Free Index(R) (the "EAFE Free"). This Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free tracks the common stock (or equivalent) performance of companies in which U.S. investors can invest in Europe, Australia, New Zealand and the Far East.

The Stock and Bond Balanced Fund (Balanced Fund) seeks long-term growth of capital, balanced with current income. This Fund invests in the Large Cap and Bond Funds.

The Bond Fund (Bond Fund) seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. This Fund invests primarily in bonds issued by domestic companies.

The Money Market Fund (Money Market Fund) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. Significant accounting policies

 Security valuation

Investments are stated at value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on their respective exchanges where primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Any securities not valued as described above are valued at a fair value as determined in good faith by the Board of Trustees or its delegate.

 Securities transactions and investment income

Security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

                        STATE FARM VARIABLE PRODUCT TRUST

 Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Bloomington, Illinois, time). The net asset value per share is computed by dividing the total value of the Fund's investments and other assets, less liabilities, by the respective number of Fund shares outstanding.

 Federal income taxes, dividends and distributions to shareowners

It is the Funds' policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of their taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

Dividends and distributions payable to shareowners are recorded by the Large Cap, Small Cap, International, and Balanced Funds on the ex-dividend date. The Bond and Money Market Funds declare daily dividends equal to each Fund's respective net investment income, and distributions of such amounts are made at the end of each calendar quarter.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. The differences are primarily due to differing treatments for futures contracts (Large Cap and Small Cap Funds), the recognition of net realized losses (Large Cap, Small Cap and International Funds), and foreign currency transactions (International Fund).

The tax character of distributions was as follows for the years ended December 31, 2001 and 2000:

------------------------------------------------------------------
   2001       Large Cap Fund     Small Cap Fund      Balanced Fund
   ----       --------------     --------------      -------------

Ordinary
Income          $3,435,796          1,484,910         1,558,152

Long-term
Capital Gain    $   33,795             32,635           528,736
                ----------          ---------         ---------
Total           $3,469,591          1,517,545         2,086,888

------------------------------------------------------------------

-----------------------------------------------------------------------
   2000       Large Cap Fund     Small Cap Fund     International Fund
   ----       --------------     --------------     -------------------

Ordinary
Income          $3,889,560          7,588,145            1,757,803

Long-term
Capital Gain    $3,233,490          7,651,911            2,416,977
                ----------         ----------            ---------
Total           $7,123,050         15,240,056            4,174,780

-----------------------------------------------------------------------

The tax character of distributions for the remaining Funds was the same as the composition of distributions reflected in the Statement of Changes in Net Assets.

The International Fund has elected to mark-to-market its investments in Passive Foreign Investment Companies ("PFICs") for federal income tax purposes. In accordance with this election, the International Fund recognized unrealized appreciation (depreciation) relating to PFIC transactions of ($720,703) and $345,413 during 2001 and 2000, respectively, which is treated as ordinary income
(loss) for federal income taxes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2001, was $91,986.

From November 1, 2001 through December 31, 2001, the Large Cap and International Funds incurred approximately $46,711 and $797,964 of net realized capital losses, respectively. As permitted by tax regulations, the Funds intend to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2002.

The International Fund distributions from net investment income includes $0 and $150,646 in 2001 and 2000, respectively, relating to PFICs and foreign currency gains.

At December 31, 2001, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

------------------------------------------------------------------
   Expiration    Large Cap    Small Cap  International     Bond
     year          Fund         Fund          Fund         Fund
   ----------   ----------   ---------    ------------    ------

     2008       $       --          --            --      52,335

     2009       $5,974,143   1,139,995     1,905,809          --
     ----       ----------   ---------     ---------      ------
     Total:     $5,974,143   1,139,995     1,905,809      52,335

------------------------------------------------------------------

                        STATE FARM VARIABLE PRODUCT TRUST

 Foreign currency translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The unrealized gain or loss resulting from changes in foreign exchange rates is included with unrealized gain or loss from investments for financial reporting purposes.

 Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to their relative net assets.

 Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

 Financial instruments

The Large Cap, Small Cap, and International Funds may enter into stock index futures contracts to hedge a portion of their portfolios. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Gains and losses are reflected as net realized gain (loss) on futures contracts in the statement of operations. Additionally, the International Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Fund bears the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

3.  Transactions with affiliates

The Trust has an investment advisory and management services agreement with State Farm Investment Management Corp. ("Manager") who serves as the Trust's investment adviser and conducts the business and affairs of the Trust. Each Fund pays the Manager an investment advisory fee (computed on a daily basis and paid quarterly) at the following annual rates:

---------------------------------------------------------
Large Cap Fund          .26% of average daily net assets

Small Cap Fund          .40% of average daily net assets

International Fund      .55% of average daily net assets

Balanced Fund           None

Bond Fund               .50% of average daily net assets

Money Market Fund       .40% of average daily net assets
---------------------------------------------------------

The Manager has agreed not to be paid an investment advisory fee for performing its services for the Balanced Fund and has agreed to reimburse any other expenses incurred by the Balanced Fund. This expense limitation arrangement is voluntary and may be eliminated by the Manager at any time. However, the Manager receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

With respect to each of the Funds other than the Balanced and International Funds, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory fee, that exceed .10% of such Fund's average daily net assets. With respect to the International Fund, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory fee, that exceed .20% of the Fund's average daily net assets. These expense limitation arrangements are voluntary and may be eliminated by the Manager at any time.

The Funds do not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

The Manager has engaged Barclays Global Fund Advisors ("Barclay's") as the investment sub-advisor to provide day-to-day portfolio management for the Large Cap, Small Cap, and International Funds. In accordance with the overall investment objectives of each respective Fund, Barclay's determines which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to their officers or trustees except for trustees' fees paid to or accrued for the Trust's independent trustees.

                        STATE FARM VARIABLE PRODUCT TRUST

4. Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

--------------------------------------------------------------------------------
                                           Six months ended       Year ended
                                            June 30, 2002      December 31, 2001
                                            -------------      -----------------

  Large Cap Fund

  Purchases                                   $14,758,388          53,194,773

  Proceeds from sales                             864,116           4,545,648

Small Cap Fund

  Purchases                                    50,431,626          65,965,273

  Proceeds from sales                          39,677,897          50,318,619

International Fund

  Purchases                                    23,410,674          34,889,767

  Proceeds from sales                          13,090,395          10,078,110

Balanced Fund

  Large Cap Fund

     Purchases                                  1,897,044           4,021,007

     Proceeds from sales                               --           3,352,197

  Bond Fund

     Purchases                                  3,025,000           7,613,799

     Proceeds from sales                               --             221,270

Bond Fund

     Purchases                                 20,087,663          35,027,980

     Proceeds from sales                        6,549,921          13,454,120
--------------------------------------------------------------------------------
5. Futures and foreign currency contracts

The Large Cap and Small Cap Funds had the following open futures contracts at June 30, 2002:

--------------------------------------------------------------------------------------------------------------------------------
                                         Number of             Market                           Expiration         Unrealized
Fund                   Type              contracts             Value          Position            month            gain (loss)
----            ------------------     -------------         -----------    ------------      ---------------    ---------------
Large Cap Fund  S&P 500 Index               80               $19,802,000        Long           September '02        $(698,354)

Small Cap Fund  Russell 2000 Index          23                 5,328,526        Long           September '02          (87,473)
--------------------------------------------------------------------------------------------------------------------------------

The total notional value of the open positions at June 30, 2002, was $20,500,354 and $5,415,999 in the Large Cap and Small Cap Funds, respectively.

                        STATE FARM VARIABLE PRODUCT TRUST

6. Fund share transactions

Proceeds and payments on Fund shares as shown in the statements of changes in net assets are in respect of the following number of shares:

-------------------------------------------------------------------------------------------------------------------------------
                                 Large Cap Fund                   Small Cap Fund                  International Fund
                         ------------------------------    ------------------------------   -------------------------------
                         Six months ended   Year ended     Six months ended  Year ended     Six months ended   Year ended
                          June 30, 2002    December 31,     June 30, 2002    December 31,    June 30, 2002     December 31,

                           (Unaudited)         2001          (Unaudited)        2001          (Unaudited)          2001
                         ----------------  ------------    ----------------  ------------   ----------------   ------------
   Shares sold               2,152,932      4,661,791          1,095,633      2,151,932         992,596           2,310,479

   Shares issued in
   reinvestment of
   net investment
   income and realized
   gain distributions               --        295,285                 --        158,905              --             134,234
                           -----------     ----------      -------------     ----------     -----------         -----------
                             2,152,932      4,957,076          1,095,633      2,310,837         992,596           2,444,713

   Less shares redeemed        141,748        440,436             60,476        177,735          74,528             144,137
                           -----------     ----------      -------------     ----------     -----------         -----------
   Net increase in
   shares outstanding        2,011,184      4,516,640          1,035,157      2,133,102         918,068           2,300,576
                           ===========     ==========      =============     ==========     ===========         ===========
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                 Balanced Fund                        Bond Fund                     Money Market Fund
                         ------------------------------    ------------------------------   -------------------------------
                         Six months ended   Year ended     Six months ended  Year ended     Six months ended   Year ended
                          June 30, 2002    December 31,     June 30, 2002    December 31,    June 30, 2002     December 31,

                           (Unaudited)         2001          (Unaudited)        2001          (Unaudited)          2001
                         ----------------  -------------   ----------------  ------------   ----------------   ------------
   Shares sold                 435,735        765,285          1,106,021      2,274,563       4,202,132          14,408,788

   Shares issued in
   reinvestment of
   net investment
   income and realized
   gain distributions               --        190,409            335,805        601,599         355,875           1,767,958
                           -----------     ----------      -------------     ----------     -----------         -----------
                               435,735        955,694          1,441,826      2,876,162       4,558,007          16,176,746

   Less shares redeemed         65,575        198,060             68,969        566,573       3,497,082           7,605,039
                           -----------     ----------      -------------     ----------     -----------         -----------
   Net increase in
   shares outstanding          370,160        757,634          1,372,857      2,309,589       1,060,925           8,571,707
                           ===========     ==========      =============     ==========     ===========         ===========
-------------------------------------------------------------------------------------------------------------------------------

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

(For a share outstanding throughout each period)

                                                             Six months ended                                From inception date of
                                                              June 30, 2002       Year ended December 31,      January 22, 1998 to
                                                                                 -------------------------
                                                                (Unaudited)       2001     2000     1999        December 31, 1998
                                                             -----------------   -------  ------   -------  ----------------------
Net asset value, beginning of period                            $  11.62          13.36   15.07     12.80           10.00

Income from Investment Operations
  Net investment income (a)                                         0.06           0.13    0.13      0.20            0.12
  Net gain (loss) on investments (both realized and
     unrealized)                                                   (1.61)         (1.75)  (1.54)     2.40            2.80
                                                                --------        -------  ------   -------          ------
  Total from investment operations                                 (1.55)         (1.62)  (1.41)     2.60            2.92
                                                                --------        -------  ------   -------          ------
Less Distributions
  Net investment income                                               --          (0.12)  (0.13)    (0.20)          (0.12)
  Net realized gain (b)                                               --             --   (0.17)    (0.13)             --
                                                                --------        -------  ------   -------          ------
  Total distributions                                                 --          (0.12)  (0.30)    (0.33)          (0.12)
                                                                --------        -------  ------   -------          ------
Net asset value, end of period                                  $  10.07          11.62   13.36     15.07           12.80
                                                                ========        =======  ======   =======          ======
Total Return                                                      (13.34)%(c)    (12.11)% (9.35)%   20.36%          29.26%(c)

Net assets, end of period (millions)                            $  307.3          331.3   320.7     225.6            53.3

Ratios to average net assets
  Expenses                                                          0.31%(d)       0.34%   0.31%     0.34%           0.32%(d)
  Net investment income                                             1.16%(d)       1.07%   1.08%     1.25%           1.55%(d)

Portfolio turnover rate                                                1%(d)          1%      6%        4%              7%

(a) For the periods ended June 30, 2002 and December 31, 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b) Distributions representing less than $.01 per share were made in 2001.
(c) Not annualized.
(d) Determined on an annualized basis.

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                             Six months ended                                From inception date of
                                                              June 30, 2002       Year ended December 31,      January 22, 1998 to
                                                                                 -------------------------
                                                                (Unaudited)       2001     2000     1999        December 31, 1998
                                                             -----------------   -------  ------   -------  ----------------------
Net asset value, beginning of period                           $    9.46           9.36   10.90      9.54           10.00

Income from Investment Operations
  Net investment income (a)                                         0.04           0.09    0.09      0.41            0.27
  Net gain (loss) on investments (both realized and
  unrealized)                                                      (0.48)          0.10   (0.43)     1.51           (0.46)
                                                                --------        -------  ------   -------          ------
  Total from investment operations                                 (0.44)          0.19   (0.34)     1.92           (0.19)
                                                                --------        -------  ------   -------          ------
Less Distributions
  Net investment income                                               --          (0.08)  (0.09)    (0.41)          (0.09)
  Net realized gain                                                   --          (0.01)  (1.11)    (0.15)          (0.18)
                                                                --------        -------  ------   -------          ------
  Total distributions                                                 --          (0.09)  (1.20)    (0.56)          (0.27)
                                                                --------        -------  ------   -------          ------
Net asset value, end of period                                 $    9.02           9.46    9.36     10.90            9.54
                                                                ========        =======  ======   =======          ======
Total Return                                                       (4.65)%(b)      2.05%  (3.39)%   20.24%          (1.89)%(b)

Net assets, end of period (millions)                           $   158.2          156.1   134.6      95.4            41.6

Ratios to average net assets assuming expense limitations
  Expenses                                                          0.50%(c)       0.50%   0.50%     0.50%           0.50%(c)
  Net investment income                                             0.79%(c)       0.99%   0.92%     1.11%           1.11%(c)

Ratios to average net assets absent expense limitations
  Expenses                                                          0.50%          0.55%   0.52%     0.62%           0.55%(c)
  Net investment income                                             0.79%          0.94%   0.90%     0.99%           1.06%(c)

Portfolio turnover rate                                               51%(c)         36%     46%       46%             38%

(a) For the periods ended June 30, 2002 and December 31, 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b) Not annualized.
(c) Determined on an annualized basis.

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                             Six months ended                                From inception date of
                                                              June 30, 2002       Year ended December 31,      January 22, 1998 to
                                                                                -------------------------
                                                                (Unaudited)      2001      2000     1999        December 31, 1998
                                                             -----------------  -------   ------   ------    ----------------------
Net asset value, beginning of period                            $   9.40         12.10    14.54     11.63           10.00

Income from Investment Operations
  Net investment income (a)                                         0.09          0.10     0.10      0.13            0.13
  Net gain (loss) on investments (both realized and
  unrealized)                                                      (0.25)        (2.73)   (2.25)     2.92            1.65
                                                                --------        ------   ------   -------          ------
  Total from investment operations                                 (0.16)        (2.63)   (2.15)     3.05            1.78
                                                                --------        ------   ------   -------          ------
Less Distributions
  Net investment income                                               --         (0.07)   (0.10)    (0.12)          (0.15)
  Net realized gain                                                   --            --    (0.19)    (0.02)             --
                                                                --------        ------   ------   -------          ------
  Total distributions                                                 --         (0.07)   (0.29)    (0.14)          (0.15)
                                                                --------        ------   ------   -------          ------
Net asset value, end of period                                      9.24          9.40    12.10     14.54           11.63
                                                                ========        ======   ======   =======          ======
Total Return                                                       (1.70)%(b)   (21.71)% (14.81)%   26.21%          17.90%(b)

Net assets, end of period (millions)                            $  168.5         162.8    181.8     152.7            76.7

Ratios to average net assets assuming expense limitations
  Expenses                                                          0.75%(c)      0.75%    0.75%     0.75%           0.75%(c)
  Net investment income                                             1.96%(c)      0.95%    0.78%     1.02%           1.27%(c)

Ratios to average net assets absent expense limitations
  Expenses                                                          0.75%(c)      0.88%    0.88%     0.94%           0.93%(c)
  Net investment income                                             1.96%(c)      0.82%    0.65%     0.83%           1.09%(c)

Portfolio turnover rate                                               16%(c)         6%       6%       12%              6%

(a) For the periods ended June 30, 2002 and December 31, 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b) Not annualized.
(c) Determined on an annualized basis.

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                             Six months ended                                From inception date of
                                                              June 30, 2002       Year ended December 31,      January 22, 1998 to
                                                                                -------------------------
                                                                (Unaudited)      2001      2000     1999        December 31, 1998
                                                             -----------------  -------   ------   ------    ----------------------
Net asset value, beginning of period                            $  11.34         12.22    12.75     11.41           10.00

Income from Investment Operations
  Net investment income (a)                                         0.12          0.34     0.24      0.25            0.14
  Net gain (loss) on investments (both realized and
  unrealized)                                                      (0.91)        (0.79)   (0.55)     1.11            1.32
                                                                --------        ------   ------   -------          ------
  Total from investment operations                                 (0.79)        (0.45)   (0.31)     1.36            1.46
                                                                --------        ------   ------   -------          ------
Less Distributions
  Net investment income                                               --         (0.31)   (0.22)    (0.02)          (0.05)
  Net realized gain                                                   --         (0.12)      --        --              --
                                                                --------        ------   ------   -------          ------
  Total distributions                                                 --         (0.43)   (0.22)    (0.02)          (0.05)
                                                                --------        ------   ------   -------          ------
Net asset value, end of period                                  $  10.55         11.34    12.22     12.75           11.41
                                                                ========        ======   ======   =======          ======
Total Return                                                       (6.97)%(b)    (3.55)%  (2.42)%   11.88%          14.66%(b)

Net assets, end of period (millions)                            $   58.2          58.4     53.6      38.2             5.6

Ratios to average net assets assuming expense limitations
  Expenses                                                          0.00%(c)      0.00%    0.00%     0.00%           0.00%(c)
  Net investment income                                             2.17%(c)      2.86%    3.15%     4.50%           3.43%(c)

Ratios to average net assets absent expense limitations
  Expenses                                                          0.04%(c)      0.08%    0.07%     0.14%           1.01%(c)
  Net investment income                                             2.13%(c)      2.78%    3.08%     4.36%           2.42%(c)

Portfolio turnover rate                                                0%(c)         6%       6%        2%             18%

(a) For the periods ended June 30, 2002 and December 31, 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b) Not annualized.
(c) Determined on an annualized basis.

                 See accompanying notes to financial statements.

                   STATE FARM VARIABLE PRODUCT TRUST BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                         Six months ended                             From inception date of
                                                          June 30, 2002     Year ended December 31,   January 22, 1998 to
                                                                            -----------------------
                                                          (Unaudited)       2001       2000    1999     December 31, 1998
                                                          -----------      -----       ----    ----     -----------------
Net asset value, beginning of period                       $ 10.16          9.79       9.57    10.15        10.00

Income from Investment Operations
  Net investment income                                       0.27          0.56       0.57     0.52         0.49
  Net gain (loss) on investments (both realized and
  unrealized)                                                 0.01          0.37       0.22    (0.58)        0.15
                                                           -------        ------      -----   ------       ------
  Total from investment operations                            0.28          0.93       0.79    (0.06)        0.64
                                                           -------        ------      -----   ------       ------
Less Distributions
  Net investment income                                      (0.27)        (0.56)     (0.57)   (0.52)       (0.49)
                                                           -------        ------      -----   ------       ------
  Total distributions                                        (0.27)        (0.56)     (0.57)   (0.52)       (0.49)
                                                           -------        ------      -----   ------       ------
Net asset value, end of period                             $ 10.17         10.16       9.79     9.57        10.15
                                                           =======        ======      =====   ======       ======
Total Return                                                  2.77%(a)      9.66%      8.44%   (0.57)%       6.49%(a)

Net assets, end of period (millions)                         137.0         122.9       95.7     70.9         24.7

Ratios to average net assets assuming expense limitations
  Expenses                                                    0.55%(b)      0.59%      0.57%    0.60%        0.57%(b)
  Net investment income                                       5.37%(b)      5.53%      5.92%    5.38%        5.14%(b)

Ratios to average net assets absent expense limitations
  Expenses                                                    0.55%         0.59%      0.57%    0.62%        0.57%(b)
  Net investment income                                       5.37%         5.53%      5.92%    5.36%        5.14%(b)

Portfolio turnover rate                                         11%(b)        13%         3%       7%          26%

(a) Not annualized.
(b) Determined on an annualized basis.

                 See accompanying notes to financial statements.

               STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                          Six months ended                           From inception date of
                                                           June 30, 2002    Year ended December 31,    January 29, 1998 to
                                                                            -----------------------
                                                           (Unaudited)       2001     2000    1999     December 31, 1998
                                                            ----------       ----     ----    ----     -----------------
Net asset value, beginning of period                        $ 1.00           1.00     1.00    1.00          1.00

Income from Investment Operations
  Net investment income                                       0.01           0.04     0.06    0.05          0.05
                                                            ------          -----    -----   -----         -----
  Total from investment operations                            0.01           0.04     0.06    0.05          0.05
                                                            ------          -----    -----   -----         -----
Less Distributions
  Net investment income                                      (0.01)         (0.04)   (0.06)  (0.05)        (0.05)
                                                            ------          -----    -----   -----         -----
  Total distributions                                        (0.01)         (0.04)   (0.06)  (0.05)        (0.05)
                                                            ------          -----    -----   -----         -----
Net asset value, end of period                              $ 1.00           1.00     1.00    1.00          1.00
                                                            ======          =====    =====   =====         =====
Total Return                                                  0.66%(a)       3.71%    5.99%   4.77%         4.76%(a)

Net assets, end of period (millions)                        $ 54.6           53.5     45.0    38.7          18.7

Ratios to average net assets assuming expense limitations
  Expenses                                                    0.46%(b)       0.50%    0.49%   0.50%         0.43%(b)
  Net investment income                                       1.34%(b)       3.59%    5.88%   4.75%         5.04%(b)

Ratios to average net assets absent expense limitations
  Expenses                                                    0.46%          0.52%    0.49%   0.53%         0.52%(b)
  Net investment income                                       1.34%          3.57%    5.88%   4.72%         4.95%(b)

(a) Not annualized.
(b) Determined on an annualized basis.

                 See accompanying notes to financial statements.

                         NOTICE OF WITHHOLDING ELECTION

This notice does not apply to distributions which qualify as eligible rollover distributions from tax-sheltered annuities (TSAs) and qualified employer retirement plans. We may be required to withhold 20% federal income tax on such eligible rollover distributions. To determine whether your distribution qualifies as an eligible rollover distribution and whether withholding applies, see the Special Tax Notice Regarding Plan Payments which is enclosed in the quarterly statements for TSA and qualified employer retirement plan participants.

Proceeds from your account not subject to the mandatory withholding described above, may be subject to federal and state income tax withholding unless you elect not to have withholding apply. Withholding will only apply to the portion of your distribution that is included in your income subject to federal income tax. There will be no withholding on non-taxable distributions.

We are required by Federal Income Tax law to notify you of your right to elect not to have taxes withheld from any actual or deemed distribution, or to revoke your election to have taxes withheld, if one is in effect. If an election has not been filed with us, we are required to withhold 10% of the taxable amount of your distribution for federal income taxes.

You may have made a previous withholding election. If so, that election will continue in force until you change your election. If you elect not to have withholding apply to your distribution, or if you do not have enough federal income tax withheld from your distribution, you may be responsible for payment of estimated tax and you may incur penalties if your withholding and estimated tax payments are not sufficient.

You may establish, change or revoke your Withholding Election at any time by one of the following methods:

  .complete and mail this form to:
   State Farm Variable Products
   Administration Department
   P.O. Box 2307
   Bloomington, IL 61702-2307 or

  .call our toll free number 1-888-702-2307 (if you have telephone authority) or

  .fax the election form to 1-309-735-0307 and mail original to us.

If we receive your election using any of the above mentioned methods at least 10 days prior to your next scheduled payment, your next check will reflect the change. Otherwise, the change will be reflected on any subsequent payments.

                           WITHHOLDING ELECTION FORM


________________________________________________________________________________
(Type or print your full name)

________________________________________________________________________________
(Your Social Security Number)

________________________________________________________________________________
(Home address-numbers & street or rural route)

________________________________________________________________________________
(City or town, state and ZIP code)

________________________________________________________________________________
(Policy Number)

________________________________________________________________________________
(Date)


[_] 1. I elect not to have federal income tax withheld from my distribution (Do not complete lines 2-4.)

If you elect not to have withholding apply to your distribution, or if you do not have enough federal income tax withheld from your distribution, you may be responsible for payment of estimated tax and you may incur penalties if your withholding and estimated tax payments are not sufficient.

[_]  2. I want federal withholding from my distribution

If you would like an additional amount of federal withholding taken from the taxable distribution amount, please indicate the additional withholding amount (not less than $5.00) or percentage (not less than 10%)
___________

[_]  3. I elect not to have state income tax withheld from my distribution

[_]  4. I want state withholding from my distribution

If you would like an additional amount of state withholding taken from your payment, please indicate the additional withholding amount $___________________

(Note: not all states allow withholding or specify rates of withholding. If you indicate withholding or an amount and reside in a state where withholding is not allowed, no state tax will be withheld. If you do not indicate you want withholding or specify an amount and reside in a state that requires withholding at your request only, no state tax will be withheld.)

[_]  5. Other: (please specify)_________________________________________________

                               _________________________________________________

________________________________________________________________________________
(Participant's Signature)

_______________________
(Date)

Return your completed form to:   State Farm Variable Products
                                 Administration Department
                                 P.O. Box 2307
                                 Bloomington, IL 61702-2307

State Farm VP Management Corp.                             ---------------------
(Underwriter & Distributor of Securities Products)             U.S. POSTAGE
One State Farm Plaza                                               PAID
Bloomington, Illinois 61710-0001                                STATE FARM
                                                            INSURANCE COMPANIES
FORWARDING SERVICE REQUESTED                               ---------------------

                                                              PRESORTED STANDARD

                                     [LOGO]

                                   Issued By:
                        State Farm Life Insurance Company
                     (Not licensed in New York or Wisconsin)
                 State Farm Life and Accident Assurance Company
                      (Licensed in New York and Wisconsin)
                       Home Offices: Bloomington, Illinois

                         State Farm VP Management Corp.
               (Underwriter & Distributor of Securities Products)
                              One State Farm Plaza
                        Bloomington, Illinois 61710-0001
                                 1-888-702-2307